  As filed with the Securities and Exchange Commission on April 29, 2002




                                                 Registration No. 33-49998
                                                                  811-7042
                    ---------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                    ---------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                      Pre-Effective Amendment No. __  [ ]

                     Post-Effective Amendment No. 21  [x]

                                                  --
                                      and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                             Amendment No. 23  [x]

                                           --

                            SEPARATE ACCOUNT VA-2L
                            ----------------------
                          (Exact Name of Registrant)

                TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                ----------------------------------------------
                              (Name of Depositor)

                 4333 Edgewood Road NE, Cedar Rapids, IA 52499
                 ---------------------------------------------
             (Address of Depositor's Principal Executive Offices)

      Depositor's Telephone Number, including Area Code:  (319) 297-8121

Name and Address of Agent for Service:         Copy to:

Frank A. Camp, Esquire                         Frederick R. Bellamy, Esquire
Transamerica Occidental Life Insurance Co.     Sutherland, Asbill & Brennan, LLP
4333 Edgewood Road, N.E.                       1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499-0001                  Washington, D.C.  20004-2402

               Approximate date of proposed sale to the public:
   As soon as practicable after effectiveness of the Registration Statement.

Title of Securities being registered:
Variable Annuity Contracts

      It is proposed that this filing will become effective:
               [_] immediately upon filing pursuant to paragraph (b)

               [X] on May 1, 2002 pursuant to paragraph (b)


               [_] 60 days after filing pursuant to paragraph (a)(i)

               [_] on _________ pursuant to paragraph (a)(1)

      If appropriate, check the following box:
               [_] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                        DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R)
                                                                VARIABLE ANNUITY

                                                                  Issued Through
                                                          SEPARATE ACCOUNT VA-2L
                                                                              by
                                  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

Prospectus - May 1, 2002

This flexible purchase payment deferred variable annuity contract has many investment choices. There is a variable account that currently offers twenty-seven underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Occidental Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the variable account.

This prospectus and the underlying fund prospectuses give you important information about the contracts and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Dreyfus/Transamerica Triple Advantage(R) Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2002. Please call us at (877) 717-8861 or write us at: Transamerica Occidental Life Insurance Company, Annuity Service Center, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0111. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the variable annuity contract can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the variable account investment choices:
.. are not bank deposits
.. are not federally insured
.. are not endorsed by any bank or government agency
.. are not guaranteed to achieve their goal
.. are subject to risks, including loss of purchase payments

AEGON/TRANSAMERICA SERIES FUND, INC.


Managed by Transamerica Investment Management, LLC


 Transamerica Equity


DREYFUS VARIABLE INVESTMENT FUND -SERVICE CLASS
Managed by The Dreyfus Corporation
 Appreciation Portfolio
 Balanced Portfolio
 Disciplined Stock Portfolio
 Growth and Income Portfolio
 International Equity Portfolio
 International Value Portfolio
 Limited Term High Income Portfolio
 Quality Bond Portfolio
 Small Cap Portfolio
 Small Company Stock Portfolio
 Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND
Managed by The Dreyfus Corporation
 Money Market Portfolio

DREYFUS STOCK INDEX FUND - SERVICE CLASS
Managed by The Dreyfus Corporation and Mellon Equity Associates

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS Managed by The Dreyfus Corporation and NCM Capital Management Group

DREYFUS INVESTMENT PORTFOLIOS -SERVICE CLASS
Managed by The Dreyfus Corporation
 Core Bond Portfolio
 Core Value Portfolio
 Emerging Leaders Portfolio
 Emerging Markets Portfolio
 European Equity Portfolio
 Founders Discovery Portfolio
 Founders Growth Portfolio
 Founders International Equity Portfolio
 Founders Passport Portfolio
 Japan Portfolio
 MidCap Stock Portfolio
 Technology Growth Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                                            Page
GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY CONTRACT FEE TABLE.................................................   9

EXAMPLES...................................................................  12

1. THE ANNUITY CONTRACT....................................................  16

2. PURCHASE................................................................  16
  Contract Issue Requirements..............................................  16
  Purchase Payments........................................................  16
  Initial Purchase Payment Requirements....................................  16
  Additional Purchase Payments.............................................  17
  Maximum Total Purchase Payments..........................................  17
  Allocation of Purchase Payments..........................................  17
  Account Value............................................................  17

3. INVESTMENT CHOICES......................................................  17
  The Variable Account.....................................................  17
  The Fixed Account........................................................  18
  Transfers................................................................  19

4. PERFORMANCE.............................................................  20

5. EXPENSES................................................................  20
  Surrender Charges........................................................  20
  Excess Interest Adjustment...............................................  21
  Mortality and Expense Risk Fees..........................................  22
  Administrative Charges...................................................  22
  Premium Taxes............................................................  22
  Federal, State and Local Taxes...........................................  22
  Transfer Fee.............................................................  22
  Guaranteed Minimum Income Benefit........................................  22
  Initial Payment Guarantee................................................  23
  Tax Relief Rider.........................................................  23
  Portfolio Fees and Expenses..............................................  23

6. ACCESS TO YOUR MONEY....................................................  23
  Surrenders...............................................................  23
  Delay of Payment and Transfers...........................................  23
  Excess Interest Adjustment...............................................  24

7.  ANNUITY PAYMENTS
    (THE INCOME PHASE).....................................................  24
  Annuity Payment Options..................................................  24

8. DEATH BENEFIT...........................................................  26
  When We Pay A Death Benefit..............................................  26
  When We Do Not Pay A Death Benefit.......................................  27
  Death After the Annuity Date.............................................  27
  Succession of Ownership..................................................  27
  Amount of Death Benefit..................................................  27
  Guaranteed Minimum Death Benefit.........................................  27
  Adjusted Partial Surrender...............................................  28



                                                                           Page
9. TAXES..................................................................  28
  Annuity Contracts in General............................................  28
  Qualified and Nonqualified Contracts....................................  29
  Surrenders - Qualified Contracts........................................  29
  Surrenders - 403(b) Contracts...........................................  29
  Diversification and Distribution Requirements...........................  30
  Surrenders - Nonqualified Contracts.....................................  30
  Taxation of Death Benefit Proceeds......................................  30
  Annuity Payments........................................................  30
  Annuity Contracts Purchased by Nonresident Aliens and Foreign
   Corporations...........................................................  31
  Transfers, Assignments or Exchanges of Contracts........................  31
  Possible Tax Law Changes................................................  31
  Variable Account Charges................................................  31

10. ADDITIONAL FEATURES...................................................  32
  Systematic Withdrawal Option............................................  32
  Guaranteed Minimum Income Benefit.......................................  32
  Initial Payment Guarantee...............................................  35
  Tax Relief Rider........................................................  35
  Nursing Care and Terminal Condition Withdrawal Option...................  36
  Unemployment Waiver.....................................................  37
  Telephone Transactions..................................................  37
  Dollar Cost Averaging Program...........................................  37
  Asset Rebalancing.......................................................  39

11. OTHER INFORMATION.....................................................  39
  Ownership...............................................................  39
  Assignment..............................................................  39
  Transamerica Occidental Life Insurance Company..........................  39
  The Variable Account....................................................  39
  Mixed and Shared Funding................................................  39
  Exchanges and Reinstatements............................................  40
  Voting Rights...........................................................  40
  Distributor of the Contracts............................................  40
  IMSA....................................................................  41
  Legal Proceedings.......................................................  41

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............  41

APPENDIX A
Condensed Financial Information...........................................  42

APPENDIX B
Historical Performance Data...............................................  49

APPENDIX C
Contract Variations.......................................................  54

GLOSSARY OF TERMS

Account Value - On or before the annuity date, the account value is equal to the owner's:

..  purchase payments; minus

.. partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

..  interest credited in the fixed account; plus

..  accumulated gains in the variable account; minus

..  losses in the variable account; minus

.. service charges, rider fees, premium taxes, and transfer fees, and any other charges, if any.

Adjusted Account Value - The account value increased or decreased by any excess interest adjustment.

Annuitant - The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Date - The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than the last day of the contract month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment - An amount paid by Transamerica at regular intervals to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Cash Value - The adjusted contract value less any applicable surrender charge and any rider fees (imposed upon surrender).

Contract Year - A contract year begins on the date in which the contract becomes effective and on each contract anniversary.

Excess Interest Adjustment - A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account - One or more investment choices under the contract that are part of Transamerica's general assets and are not in the variable account.

Guaranteed Period Options - The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which purchase payments may be paid or amounts transferred.

Owner (you, your) - The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information provided to us to issue a contract.


Subaccount - A subdivision within the variable account, the assets of which are invested in specified portfolios of the underlying funds.

Variable Account - Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which purchase payments under the contracts may be allocated.

Variable Accumulation Unit - An accounting unit of measure used in calculating the account value in the variable account before the annuity date.

              (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY CONTRACT

The flexible premium deferred variable annuity contract offered by Transamerica Occidental Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: twenty-seven subaccounts of the variable account and the fixed account of Transamerica. The contract is intended to accumulate money for retirement or other long-term investment purposes.

This contract currently offers twenty-seven subaccounts in the variable account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.


The contract, like all deferred annuity contracts, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the contract. The income phase occurs when you begin receiving regular payments from your contract. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2. PURCHASE

You can buy a nonqualified contract with $5,000 or more, and a qualified contract with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your purchase payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Transamerica Equity(/1/)

Appreciation Portfolio
Balanced Portfolio
Disciplined Stock Portfolio
Growth and Income Portfolio
International Equity Portfolio
International Value Portfolio
Limited Term High Income Portfolio
Quality Bond Portfolio

Small Cap Portfolio

Small Company Stock Portfolio
Special Value Portfolio
Money Market Portfolio
Stock Index
Socially Responsible Growth Fund
Core Bond Portfolio
Core Value Portfolio
Emerging Leaders Portfolio
Emerging Markets Portfolio
European Equity Portfolio
Founders Discovery Portfolio
Founders Growth Portfolio
Founders International Equity Portfolio
Founders Passport Portfolio
Japan Portfolio
MidCap Stock Portfolio
Technology Growth Portfolio

(/1/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following fund was moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Transamerica VIF Growth Portfolio is now Transamerica Equity.


As of January 22, 2001, new contract owners may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-Account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your purchase payments to the fixed account.

We currently allow you to transfer money between any of the investment choices. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per contract year and to impose restrictions and limitations on transfers.


4. PERFORMANCE

The value of the contract will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table only apply to contracts issued after May 1, 2002. See Appendix C for older contracts.


No deductions are made from purchase payments at the time you buy the contract so that the full amount of each purchase payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of purchase payments surrendered within seven years after the purchase payment is paid. We will calculate surrender charges by taking the earnings, if any, out before purchase payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the "Return of Premium Death Benefit") or 1.45% (if you choose the "Double Enhanced Death Benefit") from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the account value on each contract anniversary and at the time of surrender. The charge is waived if either the account value or the sum of all purchase payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, which currently range from 0% to 3.50%.

If you elect the "Guaranteed Minimum Income Benefit" rider, there is an annual fee during the accumulation phase of 0.45% of the minimum annuitization value. If you receive annuity payments under the rider and elect the guaranteed minimum payment option, then there is a daily guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the subaccounts.


If you elect the Initial Payment Guarantee, when you annuitize there is a daily fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Tax Relief Rider, there is an annual fee during the accumulation phase of 0.25% of the account value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.

6. ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase (except under certain qualified contracts). After one year, you may, free of surrender charges once each contract year, take out up to the greater of:

.. 10% of your purchase payments less surrenders deemed to be from purchase payments; or

.. any gains in the contract.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

The gains in the contract are the amount equal to the account value, minus the sum of all purchase payments, reduced by all prior partial surrenders deemed to be from purchase payments.

If you have account value in the fixed account, you may also take out cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified contracts may be restricted or prohibited.

Unless you elect the Life with Emergency CashSM annuity payment option, you can not take money out during the income phase (although you will be receiving annuity payments).


7. ANNUITY PAYMENTS (THE INCOME PHASE)

The contract allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Guaranteed Minimum Income Benefit and Initial Payment Guarantee are available as optional riders and they guarantee a minimum amount for each payment.


8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following guaranteed minimum death benefits:


..  Double Enhanced; or

..  Return of Premium.

Charges are lower for the Return of Premium Death Benefit than they are for the other death benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9. TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified contract during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified contracts, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. For nonqualified contracts, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10. ADDITIONAL FEATURES

This contract has additional features that might interest you. These include the following:

.. You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your contract is in the accumulation phase. This feature is referred to as the "Systematic Withdrawal Option" or "SWO." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

.. You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "Guaranteed Minimum Income Benefit" or "GMIB." There is an extra charge for this rider.

.. You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "Initial Payment Guarantee." There is an extra charge for this rider.

.. You can elect an optional rider that pays an amount in addition to the contract death benefit in certain circumstances. This feature is called the "Tax Relief Rider" or "TRR." There is an extra charge for this rider.

.. Under certain medically related circumstances, you may surrender all or part of the account value without a surrender charge and excess interest adjustment. This feature is called the "Nursing Care and Terminal Withdrawal Option."

.. Under certain unemployment circumstances, you may surrender all or a portion of the account value free of surrender charges and excess interest adjustments. This feature is called the "Unemployment Waiver."

.. You may generally make transfers and/or change the allocation of additional purchase payments by telephone. We may restrict or eliminate this feature.

.. You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "Dollar Cost Averaging" or "DCA."

.. We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called "Asset Rebalancing."

These features may not be available in all states, may vary by state and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your contract for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the contract), or whatever longer time may be required by state law. The amount of the refund will generally be the account value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract within the applicable time period. The contract will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.


Who should purchase the Contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this contract if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.


There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this contract, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Guaranteed Minimum Income Benefit, Tax Relief Rider and the Initial Payment Guarantee, make this contract appropriate for your needs.

Older Contracts. This prospectus generally describes contracts issued after May 1, 2002. See Appendix C for information on how older contracts have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2002) is in Appendix A to this prospectus.

12. INQUIRIES

If you need more information, please contact us at:

  Transamerica Annuity Service Center
  4333 Edgewood Road NE
  Cedar Rapids, IA 52499-0001
  1-877-717-8861

  You may check your contract at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your contract. We cannot guarantee that you will be able to access this site.

  You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.


                                        ANNUITY CONTRACT FEE TABLE
---------------------------------------------------------------------------------------------------------------------------
                                                                                  Variable Account Annual Expenses
   Contract Owner Transaction Expenses                                       (as a percentage of average account value)
---------------------------------------------------------------------------------------------------------------------------
  Sales Load On Purchase                                                         Mortality and Expense
   Payments...............             0                                          Risk Charges(/6/).......     1.15%
  Maximum Surrender Charge                                                       Administrative Charge....     0.15%
   (as a % of purchase                                                                                      --------
    payments                                                                     TOTAL VARIABLE ACCOUNT
    surrendered)(/1/).....            7%                                          ANNUAL EXPENSES.........     1.30%
  Annual Service                $0 - $35
   Charge(/2/)............  Per Contract                                         Optional Separate Account  Expenses:
  Transfer Fee(/3/).......      $0 - $10                                         Double Enhanced Death
                                                                                  Benefit(/7/)............     0.15%
  Optional Rider Fees:                                                                                      --------
  Guaranteed Minimum                                                             TOTAL SEPARATE ACCOUNT
   Income Benefit                                                                 ANNUAL EXPENSES WITH
   Rider(/4/).............         0.45%                                          HIGHEST OPTIONAL
   (as an annual % of the                                                         SEPARATE ACCOUNT
    minimum annuitization                                                         EXPENSES(/8/)...........     1.45%
    value on each contract                                                                                  --------
    anniversary)
  Tax Relief Rider(/5/)...         0.25%
   (as an annual % of the
    account value on each
    rider anniversary)

--------------------------------------------------------------------------------
                         Portfolio Annual Expenses(/9/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
--------------------------------------------------------------------------------

                                                                      Total
                                                                    Portfolio
                               Management  Other      Rule 12b-1     Annual
                                  Fees    Expenses Fees(/10/)(/11/) Expenses
--------------------------------------------------------------------------------
  Transamerica Equity            0.75%     0.10%         --           0.85%
  Appreciation                   0.75%     0.10%        0.25%         1.10%
  Balanced(/12/)                 0.75%     0.16%        0.09%         1.00%
  Disciplined Stock(/12/)        0.75%     0.13%        0.12%         1.00%
  Growth and Income(/12/)        0.75%     0.12%        0.14%         1.01%
  International Equity           0.75%     0.47%        0.25%         1.47%
  International Value(/12/)      0.80%     0.60%        0.00%         1.40%
  Limited Term High
   Income(/12/)                  0.65%     0.25%        0.01%         0.91%
  Money Market                   0.50%     0.08%         --           0.58%
  Quality Bond                   0.65%     0.11%        0.25%         1.01%
  Small Cap                      0.75%     0.11%        0.25%         1.11%
  Small Company Stock            0.75%     0.39%        0.25%         1.39%
  Special Value(/12/)            0.74%     0.24%        0.02%         1.00%
  Stock Index                    0.25%     0.07%        0.25%         0.57%
  Socially Responsible Growth    0.75%     0.09%        0.25%         1.09%
  Core Bond(/12/)                0.43%     0.30%        0.07%         0.80%
  Core Value(/12/)               0.73%     0.27%        0.00%         1.00%
  Emerging Leaders(/12/)         0.74%     0.65%        0.11%         1.50%
  Emerging Markets(/12/)         0.00%     2.00%        0.00%         2.00%
  European Equity(/12/)          0.81%     0.44%        0.00%         1.25%
  Founders Discovery(/12/)       0.79%     0.62%        0.08%         1.49%
  Founders Growth(/12/)          0.65%     0.35%        0.00%         1.00%
  Founders International
   Equity(/12/)                  0.28%     1.22%        0.00%         1.50%
  Founders Passport(/12/)        0.00%     1.50%        0.00%         1.50%
  Japan(/12/)                    0.00%     1.50%        0.00%         1.50%
  MidCap Stock(/12/)             0.75%     0.17%        0.08%         1.00%
  Technology Growth              0.75%     0.20%        0.25%         1.20%

(/1/)The surrender charge, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. The surrender charge is decreased based on the number of years since the purchase payment was made, from 7% in the year in which the purchase payment was made, to 0% in the seventh year after the purchase payment was made. If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

(/2/)The service charge applies to the fixed account and the variable account, and is assessed on a pro rata basis relative to each account's account value as a percentage of the contract's total account value. The service charge is deducted on each contract anniversary and at the time of surrender.

(/3/)The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the variable account and the fixed account. There is no fee for the first 18 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/4/)The annual Guaranteed Minimum Income Benefit fee is 0.45% of the minimum annuitization value (as defined under "Guaranteed Minimum Income Benefit") and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.


(/5/)The annual Tax Relief Rider fee is 0.25% of the account value and is deducted only during the accumulation phase.


(/6/)The mortality and expense risk fee shown (1.15%) is for the "Return of Premium Death Benefit."

(/7/)The fee for the "Double Enhanced Death Benefit" is in addition to the mortality and expense risk fee of (1.15%).

(/8/)The Double Enhanced Death Benefit fee is included herein. The "Total
     Separate Account Annual Expenses" shown does not include optional rider fees. The mortality and expense risk fee and the administrative charge are applicable during the income phase of the Contract.


(/9/)The fee table information relating to the underlying funds is for the year
     2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.


(/10/)The Fees shown are for the Service Class Shares, except for the Money
      Market Portfolio and Transamerica Equity. Contracts purchased before January 22, 2001 generally are invested only in the Initial Class Shares. If you are invested in the Initial Class Shares of each portfolio, the Total Portfolio Annual Expenses would be lower, since the Initial Class Shares are not subject to a Rule 12b-1 Fee. Consult the portfolio prospectuses for more information.


(/11/)The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by Transamerica Occidental Life Insurance Company selling contracts investing in those portfolios. The amount of the Rule 12b-1 Fee is 0.25% per year before any fee waivers and/or expense reimbursements.

(/12/)Total Portfolio Annual Expenses shown are net of any fee waiver and/or expense reimbursement. Without such waivers or reimbursement of expenses, the management fee, other expenses, 12b-1 fee, and Total Portfolio Annual Expenses would be as follows:


  0.75%, 0.16%, 0.25%, 1.16% - Balanced;


  0.75%, 0.13%, 0.25%, 1.13% - Disciplined Stock;


  0.75%, 0.12%, 0.25%, 1.12% - Growth & Income;


  1.00%, 0.74%, 0.25%, 1.99% - International Value;


  0.65%, 0.25%, 0.25%, 1.15% - Limited Term High Income;


  0.75%, 0.24%, 0.25%, 1.24% - Special Value;


  0.60%, 0.30%, 0.25%, 1.15% - Core Bond;


  0.75%, 0.27%, 0.25%, 1.27% - Core Value;


  0.90%, 0.65%, 0.25%, 1.80% - Emerging Leaders;


  1.25%, 4.14%, 0.25%, 5.64% - Emerging Markets;


  1.00%, 0.52%, 0.25%, 1.77% - European Equity;


  0.90%, 0.62%, 0.25%, 1.77% - Founders Discovery;


  0.75%, 0.40%, 0.25%, 1.40% - Founders Growth;


  1.00%, 1.30%, 0.25%, 2.55% - Founders International Equity;


  1.00%, 2.81%, 0.25%, 4.06% - Founders Passport;


  1.00%, 3.54%, 0.25%, 4.79% - Japan; and


  0.75%, 0.17%, 0.25%, 1.17% - MidCap.

EXAMPLES - TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire account value is in the applicable subaccount, and assuming no optional riders or features have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit


                                                                  If the Contract is annuitized at
                                If the Contract is surrendered     the end of the applicable time
                                 at the end of the applicable   period or if the Contract is simply
                                         time period.             kept in the accumulation phase.
                           --------------------------------------------------------------------------
                                                         10
  Subaccounts                   1 Year 3 Years 5 Years  Years   1 Year   3 Years   5 Years  10 Years
-----------------------------------------------------------------------------------------------------
  Transamerica Equity         A $   90 $   119 $   160 $   252 $     22  $     68 $     117 $     252
                      -------------------------------------------------------------------------------
                              B $   92 $   124 $   168 $   268 $     24  $     73 $     125 $     268
-----------------------------------------------------------------------------------------------------
  Appreciation                A $   93 $   127 $   173 $   278 $     25  $     76 $     130 $     278
                      -------------------------------------------------------------------------------
                              B $   95 $   132 $   180 $   292 $     26  $     81 $     138 $     292
-----------------------------------------------------------------------------------------------------
  Balanced                    A $   92 $   124 $   168 $   268 $     24  $     73 $     125 $     268
                      -------------------------------------------------------------------------------
                              B $   93 $   129 $   175 $   283 $     25  $     78 $     133 $     283
-----------------------------------------------------------------------------------------------------
  Disciplined Stock           A $   92 $   124 $   168 $   268 $     24  $     73 $     125 $     268
                      -------------------------------------------------------------------------------
                              B $   93 $   129 $   175 $   283 $     25  $     78 $     133 $     283
-----------------------------------------------------------------------------------------------------
  Growth and Income           A $   92 $   124 $   168 $   269 $     24  $     73 $     126 $     269
                      -------------------------------------------------------------------------------
                              B $   94 $   129 $   176 $   284 $     25  $     78 $     133 $     284
-----------------------------------------------------------------------------------------------------
  International Equity        A $   97 $   138 $   191 $   314 $     28  $     87 $     148 $     314
                      -------------------------------------------------------------------------------
                              B $   98 $   143 $   198 $   328 $     30  $     92 $     156 $     328
-----------------------------------------------------------------------------------------------------
  International Value         A $   96 $   136 $   187 $   307 $     28  $     85 $     145 $     307
                      -------------------------------------------------------------------------------
                              B $   98 $   140 $   195 $   321 $     29  $     89 $     152 $     321
-----------------------------------------------------------------------------------------------------
  Limited Term High Income    A $   91 $   121 $   163 $   258 $     23  $     70 $     120 $     258
                      -------------------------------------------------------------------------------
                              B $   92 $   126 $   171 $   274 $     24  $     75 $     128 $     274
-----------------------------------------------------------------------------------------------------
  Money Market                A $   87 $   111 $   146 $   224 $     19  $     60 $     104 $     224
                      -------------------------------------------------------------------------------
                              B $   89 $   116 $   154 $   240 $     21  $     65 $     111 $     240
-----------------------------------------------------------------------------------------------------
  Quality Bond                A $   92 $   124 $   168 $   269 $     24  $     73 $     126 $     269
                      -------------------------------------------------------------------------------
                              B $   94 $   129 $   176 $   284 $     25  $     78 $     133 $     284
-----------------------------------------------------------------------------------------------------
  Small Cap                   A $   93 $   127 $   173 $   279 $     25  $     76 $     131 $     279
                      -------------------------------------------------------------------------------
                              B $   95 $   132 $   181 $   293 $     26  $     81 $     138 $     293
-----------------------------------------------------------------------------------------------------
  Small Company Stock         A $   96 $   136 $   187 $   306 $     28  $     85 $     144 $     306
                      -------------------------------------------------------------------------------
                              B $   98 $   140 $   194 $   320 $     29  $     89 $     152 $     320
-----------------------------------------------------------------------------------------------------
  Special Value               A $   92 $   124 $   168 $   268 $     24  $     73 $     125 $     268
                      -------------------------------------------------------------------------------
                              B $   93 $   129 $   175 $   283 $     25  $     78 $     133 $     283
-----------------------------------------------------------------------------------------------------
  Stock Index                 A $   87 $   111 $   146 $   223 $     19  $     60 $     103 $     223
                      -------------------------------------------------------------------------------
                              B $   89 $   116 $   153 $   239 $     21  $     65 $     111 $     239

EXAMPLES - TABLE A continued . . .



                                                                If the Contract is annuitized at
                              If the Contract is surrendered     the end of the applicable time
                               at the end of the applicable   period or if the Contract is simply
                                       time period.             kept in the accumulation phase.
                           ------------------------------------------------------------------------
                                                       10
  Subaccounts                 1 Year 3 Years 5 Years  Years   1 Year   3 Years   5 Years  10 Years
---------------------------------------------------------------------------------------------------
  Socially Responsible
   Growth Fund              A $    93$   127 $   172 $   277 $     25 $      76 $     130 $     277
                      -----------------------------------------------------------------------------
                            B $    94$   131 $   180 $   291 $     26 $      80 $     137 $     291
---------------------------------------------------------------------------------------------------
  Core Bond                 A $    90$   118 $   157 $   247 $     22 $      67 $     115 $     247
                      -----------------------------------------------------------------------------
                            B $    91$   123 $   165 $   262 $     23 $      72 $     122 $     262
---------------------------------------------------------------------------------------------------
  Core Value                A $    92$   124 $   168 $   268 $     24 $      73 $     125 $     268
                      -----------------------------------------------------------------------------
                            B $    93$   129 $   175 $   283 $     25 $      78 $     133 $     283
---------------------------------------------------------------------------------------------------
  Emerging Leaders          A $    97$   139 $    97 $   139 $     29 $      88 $     150 $     317
                      -----------------------------------------------------------------------------
                            B $    99$   143 $   200 $   331 $     30 $      92 $     157 $     331
---------------------------------------------------------------------------------------------------
  Emerging Markets          A $   102$   154 $   217 $   363 $     34 $     103 $     174 $     363
                      -----------------------------------------------------------------------------
                            B $   104$   158 $   224 $   376 $     35 $     107 $     181 $     378
---------------------------------------------------------------------------------------------------
  European Equity           A $    95$   132 $   180 $   292 $     26 $      81 $     138 $     292
                      -----------------------------------------------------------------------------
                            B $    96$   136 $   187 $   307 $     28 $      85 $     145 $     307
---------------------------------------------------------------------------------------------------
  Founders Discovery        A $    97$   139 $   192 $   316 $     29 $      88 $     149 $     316
                      -----------------------------------------------------------------------------
                            B $    99$   143 $   199 $   330 $     30 $      92 $     157 $     330
---------------------------------------------------------------------------------------------------
  Founders Growth           A $    92$   124 $   168 $   268 $     24 $      73 $     125 $     268
                      -----------------------------------------------------------------------------
                            B $    93$   129 $   175 $   283 $     25 $      78 $     133 $     283
---------------------------------------------------------------------------------------------------
  Founders International
   Equity                   A $    97$   139 $   192 $   317 $     29 $      88 $     150 $     317
                      -----------------------------------------------------------------------------
                            B $    99$   143 $   200 $   331 $     30 $      92 $     157 $     331
---------------------------------------------------------------------------------------------------
  Founders Passport         A $    97$   139 $   192 $   317 $     29 $      88 $     150 $     317
                      -----------------------------------------------------------------------------
                            B $    99$   143 $   200 $   331 $     30 $      92 $     157 $     331
---------------------------------------------------------------------------------------------------
  Japan                     A $    97$   139 $   192 $   317 $     29 $      88 $     150 $     317
                      -----------------------------------------------------------------------------
                            B $    99$   143 $   200 $   331 $     30 $      92 $     157 $     331
---------------------------------------------------------------------------------------------------
  MidCap Stock              A $    92$   124 $   168 $   268 $     24 $      73 $     125 $     268
                      -----------------------------------------------------------------------------
                            B $    93$   129 $   175 $   283 $     25 $      78 $     133 $     283
---------------------------------------------------------------------------------------------------
  Technology Growth         A $    94$   130 $   178 $   287 $     26 $      79 $     135 $     287
                      -----------------------------------------------------------------------------
                            B $    96$   135 $   185 $   302 $     27 $      84 $     142 $     302

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire account value is in the applicable subaccount, assuming both the Guaranteed Minimum Income Benefit and the Tax Relief Rider have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit



                                                                  If the Contract is annuitized at
                                If the Contract is surrendered     the end of the applicable time
                                 at the end of the applicable   period or if the Contract is simply
                                         time period.             kept in the accumulation phase.
                           --------------------------------------------------------------------------------------
                                                         10
  Subaccounts                   1 Year 3 Years 5 Years  Years   1 Year   3 Years   5 Years  10 Years
--------------------------------------------------------------------------------------------------------------------
  Transamerica Equity         A   $98    $142    $198    $333     $29      $91       $155      $333
                      ----------------------------------------------------------------------------------------------
                              B  $100    $146    $205    $347     $31      $95       $163      $347
--------------------------------------------------------------------------------------------------------------------
  Appreciation                A  $101    $149    $210    $357     $32      $98       $168      $357
                      ----------------------------------------------------------------------------------------------
                              B  $102    $154    $217    $371     $33      $103      $175      $371
--------------------------------------------------------------------------------------------------------------------
  Balanced                    A  $100    $146    $205    $347     $31      $95       $163      $347
                      ----------------------------------------------------------------------------------------------
                              B  $101    $151    $213    $362     $32      $100      $170      $362
--------------------------------------------------------------------------------------------------------------------
  Disciplined Stock           A  $100    $146    $205    $347     $31      $95       $163      $347
                      ----------------------------------------------------------------------------------------------
                              B  $101    $151    $213    $362     $32      $100      $170      $362
--------------------------------------------------------------------------------------------------------------------
  Growth and Income           A  $100    $146    $205    $348     $31      $95       $163      $348
                      ----------------------------------------------------------------------------------------------
                              B  $101    $151    $213    $362     $33      $100      $170      $362
--------------------------------------------------------------------------------------------------------------------
  International Equity        A  $105    $160    $228    $391     $36      $109      $185      $391
                      ----------------------------------------------------------------------------------------------
                              B  $106    $164    $235    $404     $37      $113      $193      $404
--------------------------------------------------------------------------------------------------------------------
  International Value         A  $104    $158    $225    $385     $35      $107      $182      $385
                      ----------------------------------------------------------------------------------------------
                              B  $105    $162    $232    $398     $36      $111      $189      $398
--------------------------------------------------------------------------------------------------------------------
  Limited Term High Income    A   $99    $143    $201    $339     $30      $92       $158      $339
                      ----------------------------------------------------------------------------------------------
                              B  $100    $148    $208    $353     $32      $97       $166      $353
--------------------------------------------------------------------------------------------------------------------
  Money Market                A   $95    $134    $184    $307     $27      $83       $142      $307
                      ----------------------------------------------------------------------------------------------
                              B   $97    $138    $192    $321     $28      $87       $149      $321
--------------------------------------------------------------------------------------------------------------------
  Quality Bond                A  $100    $146    $206    $348     $31      $95       $163      $348
                      ----------------------------------------------------------------------------------------------
                              B  $101    $151    $213    $362     $33      $100      $170      $362
--------------------------------------------------------------------------------------------------------------------
  Small Cap                   A  $101    $149    $211    $358     $32      $98       $168      $358
                      ----------------------------------------------------------------------------------------------
                              B  $102    $154    $218    $372     $34      $103      $175      $372
--------------------------------------------------------------------------------------------------------------------
  Small Company Stock         A  $104    $158    $224    $384     $35      $107      $182      $384
                      ----------------------------------------------------------------------------------------------
                              B  $105    $162    $231    $397     $36      $111      $189      $397
--------------------------------------------------------------------------------------------------------------------
  Special Value               A  $100    $146    $205    $347     $31      $95       $163      $347
                      ----------------------------------------------------------------------------------------------
                              B  $101    $151    $213    $362     $32      $100      $170      $362
--------------------------------------------------------------------------------------------------------------------
  Stock Index                 A   $95    $133    $184    $305     $27      $82       $141      $305
                      ----------------------------------------------------------------------------------------------
                              B   $97    $138    $191    $320     $28      $87       $149      $320
--------------------------------------------------------------------------------------------------------------------
  Socially Responsible        A  $101    $149    $210    $356     $32      $98       $167      $356
   Growth Fund        ----------------------------------------------------------------------------------------------
                              B  $102    $153    $217    $370     $33      $102      $174      $370
--------------------------------------------------------------------------------------------------------------------
  Core Bond                   A   $97    $140    $195    $328     $29      $89       $153      $328
                      ----------------------------------------------------------------------------------------------
                              B   $99    $145    $203    $343     $30      $94       $160      $343

EXAMPLES - TABLE B continued . . .



                                                                    If the Contract is annuitized at
                              If the Contract is surrendered         the end of the applicable time
                               at the end of the applicable       period or if the Contract is simply
                                       time period.                 kept in the accumulation phase.
                           -------------------------------------------------------------------------------
                                                          10
  Subaccounts                 1 Year  3 Years  5 Years   Years    1 Year    3 Years    5 Years   10 Years
----------------------------------------------------------------------------------------------------------
  Core Value                A    $100    $146     $205     $347       $31        $95       $163       $347
                      ------------------------------------------------------------------------------------
                            B    $101    $151     $213     $362       $32  $     100       $170       $362
----------------------------------------------------------------------------------------------------------
  Emerging Leaders          A    $105    $161     $229     $394       $36  $     110       $187       $394
                      ------------------------------------------------------------------------------------
                            B    $106    $165     $237     $407       $37  $     114       $194       $407
----------------------------------------------------------------------------------------------------------
  Emerging Markets          A    $110    $175     $253     $438       $41  $     124       $210       $438
                      ------------------------------------------------------------------------------------
                            B    $112    $180     $280     $450       $42  $     129       $217       $450
----------------------------------------------------------------------------------------------------------
  European Equity           A    $102    $154     $217     $371       $33  $     103       $175       $371
                      ------------------------------------------------------------------------------------
                            B    $104    $158     $225     $385       $35  $     107       $182       $385
----------------------------------------------------------------------------------------------------------
  Founders Discovery        A    $105    $161     $229     $393       $36  $     110       $186       $393
                      ------------------------------------------------------------------------------------
                            B    $106    $165     $236     $406       $37  $     114       $194       $406
----------------------------------------------------------------------------------------------------------
  Founders Growth           A    $100    $146     $205     $347       $31  $      95       $163       $347
                      ------------------------------------------------------------------------------------
                            B    $101    $151     $213     $362       $32  $     100       $170       $362
----------------------------------------------------------------------------------------------------------
  Founders International
   Equity                   A    $105    $161     $229     $394       $36       $110       $187       $394
                      ------------------------------------------------------------------------------------
                            B    $106    $165     $237     $407       $37  $     114       $194       $407
----------------------------------------------------------------------------------------------------------
  Founders Passport         A    $105    $161     $229     $394  $     36  $     110       $187       $394
                      ------------------------------------------------------------------------------------
                            B    $106    $165     $237     $407  $     37  $     114       $194       $407
----------------------------------------------------------------------------------------------------------
  Japan                     A    $105    $161     $229     $394  $     36  $     110       $187       $394
                      ------------------------------------------------------------------------------------
                            B    $106    $165     $237     $407  $     37  $     114       $194       $407
----------------------------------------------------------------------------------------------------------
  MidCap Stock              A    $100    $146     $205     $347  $     31  $      95       $163       $347
                      ------------------------------------------------------------------------------------
                            B    $101    $151     $213     $362  $     32  $     100       $170       $362
----------------------------------------------------------------------------------------------------------
  Technology Growth         A    $102    $152     $215     $366  $     33  $     101       $172       $366
                      ------------------------------------------------------------------------------------
                            B    $103    $156     $222     $380  $     34  $     105       $180       $380


Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of 0.0388% based on average account value of $90,209.00 (as of December 31, 2001).

1. THE ANNUITY CONTRACT

This prospectus describes the Dreyfus/Transamerica Triple Advantage(R) Variable Annuity contract offered by Transamerica Occidental Life Insurance Company. This prospectus generally describes contracts issued after May 1, 2002. Contracts issued before that date may have different features (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity date. Until the annuity date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity date, your annuity switches to the income phase.

The contract is a flexible premium variable annuity. You can use the contract to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own contract.

The contract is a "flexible premium" annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity date. You are not required to make any additional investments.


The contract is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable account. The amount of annuity payments you receive during the income phase from the variable account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Guaranteed Minimum Income Benefit or the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders.


The contract also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Contract Issue Requirements

Transamerica will not issue a contract unless:

.. Transamerica receives all information needed to issue the contract; .. Transamerica receives a minimum initial purchase payment; and

.. The annuitant, owner, and any joint owner are age 90 or younger (age may be lower for qualified contracts).


We reserve the right to reject any application or purchase payment.

Purchase Payments


You should make checks for purchase payments payable only to Transamerica Occidental Life Insurance Company and send them to the Transamerica Annuity Service Center. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the contract.


Initial Purchase Payment Requirements

The initial purchase payment for nonqualified contracts must be at least $5,000, and at least $1,000 for qualified contracts. There is generally no minimum initial purchase payment for contracts issued under section 403(b) of the Internal Revenue Code; however, your purchase payments must be received within 90 days of the contract date or your contract will be canceled. We will credit your initial purchase payment to your contract within two business days after the day we receive it and your complete contract information. If we are unable to credit your initial purchase payment, we will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial purchase payment to your contract is generally the contract date. The contract date is used to determine contract years, contract months and contract anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the contract is suitable for you). Any such delays will affect when your contract can be issued and when your purchase payment is allocated among your investment choices.


Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the accumulation phase. Additional purchase payments must be at least $50. We will credit additional purchase payments to your contract as of the business day we receive your purchase payment and required information. Additional purchase payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional purchase payment.

Maximum Total Purchase Payments

Cumulative purchase payments for issue ages 0 to 80 cannot exceed $1,000,000 without prior approval by Transamerica. For issue ages over 80, we allow cumulative purchase payments up to $500,000.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments the same way, unless you request a different allocation.

If you allocate purchase payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your purchase payment.

You may change allocations for future additional purchase payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to purchase payments received on or after the date we receive the change request.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the variable accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.


3. INVESTMENT CHOICES

The Variable Account

There are currently twenty-seven variable subaccounts available under the contract for new investors.

The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this contract are listed below. The following variable investment choices are currently offered through this contract:

AEGON/TRANSAMERICA SERIES FUND, INC.


Managed by Transamerica Investment Management, LLC


  Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND -  SERVICE CLASS
Managed by The Dreyfus Corporation
  Appreciation Portfolio
  Balanced Portfolio
  Disciplined Stock Portfolio
  Growth and Income Portfolio
  International Equity Portfolio
  International Value Portfolio
  Limited Term High Income Portfolio
  Quality Bond Portfolio
  Small Cap Portfolio
  Small Company Stock Portfolio
  Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND
Managed by The Dreyfus Corporation
  Money Market Portfolio

DREYFUS STOCK INDEX FUND - SERVICE CLASS
Managed by The Dreyfus Corporation and Mellon Equity Associates

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS - SERVICE CLASS
Managed by The Dreyfus Corporation
  Core Bond Portfolio
  Core Value Portfolio
  Emerging Leaders Portfolio
  Emerging Markets Portfolio
  European Equity Portfolio
  Founders Discovery Portfolio
  Founders Growth Portfolio
  Founders International Equity Portfolio
  Founders Passport Portfolio
  Japan Portfolio
  MidCap Stock Portfolio
  Technology Growth Portfolio

As of January 22, 2001, new contract owners may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.


The general public may not purchase shares of these underlying fund portfolios. The name and investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectus for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.


We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the variable account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Purchase payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than 2% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than 2% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.


Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment. This adjustment may increase or decrease the amount of interest credited to your contract. The excess interest adjustment will not decrease the interest credited to your contract below 2% per year, however.


We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than 90% of your fixed account purchase payments accumulated at 3% interest annually less prior surrenders and transfers.


If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your contract will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

..  Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
.. Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest purchase payment first.
.. Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one contract year is 25% of the amount in that guaranteed period option, less any previous transfers during the current contract year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.


We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 2.0% (the guaranteed minimum).

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

Market Timing. The contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio and increase transfer costs. We reserve the right to reject any purchase payment or transfer request from any person, if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused or appears likely to abuse the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


We do not permit market timing. Do not invest with us if you are a market timer.


4. PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an variable accumulation unit by dividing the increase (decrease) for that unit by the value of the variable accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.


Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e. before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your contract that reduce the return on your investment in the contract.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified contracts). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.


The following schedule shows the surrender charges that apply during the seven years following payment of each purchase payment:

                                                            Surrender Charge
  Number of Years                                          (as a percentage of
  Since Purchase                                            purchase payment
   Payment Date                                               surrendered)
------------------------------------------------------------------------------
       0 - 1                                                       7%
------------------------------------------------------------------------------
       1 - 2                                                       7%
------------------------------------------------------------------------------
       2 - 3                                                       6%
------------------------------------------------------------------------------
       3 - 4                                                       6%
------------------------------------------------------------------------------
       4 - 5                                                       5%
------------------------------------------------------------------------------
       5 - 6                                                       4%
------------------------------------------------------------------------------
       6 - 7                                                       3%
------------------------------------------------------------------------------
     7 or more                                                      0

For example, assume your purchase payment is $100,000 and your account value is $106,000 at the beginning of the second contract year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 -
 $10,000).

Likewise, assume your account value is $80,000 (purchase payments $100,000) at the beginning of the second contract year and you surrender your contract. You would pay a surrender charge of $6,300 [7% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining account value. You receive your cash value upon full surrender.


For surrender charge purposes, earnings are considered to be surrendered first, then the oldest purchase payment is considered to be surrendered next.

Surrender charges are waived under the Nursing Care and Terminal Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2 may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified contracts are considered to come from earnings first. Under qualified contracts, surrenders may be prorated between taxable and nontaxable amounts.

Life with Emergency Cash/SM/ Surrender Charge

If you select the Life with Emergency Cash/SM/ annuity payment option, then you can surrender your contract even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity date. The following schedule shows the current surrender charge:


                                                              Surrender Charge
                                                              (as a percentage
   Number of Years                                              of adjusted
  Since Annuity Date                                           account value)
------------------------------------------------------------------------------
        0 - 1                                                        4%
------------------------------------------------------------------------------
        1 - 2                                                        3%
------------------------------------------------------------------------------
        2 - 3                                                        2%
------------------------------------------------------------------------------
        3 - 4                                                        1%
------------------------------------------------------------------------------
      4 or more                                                      0%

Note carefully the following three things about this surrender charge:


.. this surrender charge is measured from the annuity date and not from the purchase payment date;


.. this surrender charge is a percentage of the adjusted account value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of purchase payment; and


..  under this payment option, there is no surrender charge free amount.


Excess Interest Adjustment

Surrenders of cash value from the fixed account may be subject to an excess interest adjustment.

This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 2% per year or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment. See "The Fixed Account" in Section 3.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the contract. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the contract. We may also pay distribution expenses out of this charge.

During the accumulation phase, for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.30%. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.10%.


If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the contract (including certain distribution-related expense). This charge is equal to an annual rate of 0.15% per year of the daily net asset value of the variable account during both the accumulation phase and the income phase.


In addition, an annual service charge of $35 (but not more than 2% of the account value) is charged on each contract anniversary and at surrender. The service charge is waived if your account value or the sum of your purchase payments, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the purchase payments you make. We currently do not deduct for these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the account value when:

..  you begin receiving annuity payments;
..  you surrender the contract; or
..  a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the contract for any taxes we incur because of the contract. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 18 free transfers per year before the annuity date. If you make more than 18 transfers per year, we reserve the right to charge $10 for each additional transfer. Purchase payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 18 free transfers per year. All transfer requests made at the same time are treated as a single request.

Guaranteed Minimum Income Benefit

If you elect the Guaranteed Minimum Income Benefit, there is an annual rider fee during the accumulation phase of 0.45% of the minimum annuitization value. If you receive annuity payments under the rider and you elect the guaranteed minimum payment option, then there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value.

The annual rider fee is also deducted if you surrender the contract.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Tax Relief Rider

If you elect the Tax Relief Rider, there is an annual rider fee during the accumulation phase of 0.25% of the account value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolio. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.


6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your contract in the following ways:


.. by making a surrender (either a complete or partial surrender); or .. by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your purchase payments (less partial surrenders deemed to be from purchase payments) or any gains in the contract free of surrender charges once each contract year. Remember that any surrender you take will reduce the account value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified contracts may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life With Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the variable account for a surrender, a death benefit, or the death of the owner of a nonqualified contract, will generally occur within seven business days from the date we receive all required information. We may defer such payment from the variable account if:


..  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
..  an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
..  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a purchase payment and/or freeze a contract owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.


Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your purchase payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment.

An excess interest adjustment may also be made on amounts applied to an annuity payment option.


There will be no excess interest adjustment on any of the following:

..  surrenders or transfers of cumulative interest credited;

..  Nursing Care and Terminal Condition Withdrawal Option surrenders;


..  Unemployment Waiver surrenders;

..  surrenders to satisfy any minimum distribution requirements; and

.. Systematic Withdrawal Option payments, which do not exceed cumulative interest credited divided by the number of payouts made per year.


Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary by state and may not be applicable in all states.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity date. You can change this date by giving us written notice 30 days before the current annuity date. The new annuity date must be at least 30 days after we receive notice of the change. The latest annuity date generally cannot be after the contract month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity date is 30 days after you purchase your contract.

Before the annuity date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the contract).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options


The contract provides several annuity payments that are described below (these options are not available under the Guaranteed Minimum Income Benefit). You may choose any combination of annuity payments. We will use your adjusted account value to provide these annuity payments. If the adjusted account value on the annuity date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee.


A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payments are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1 - Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.


Payment Option 2 - Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3 - Life Income. You may choose between:

..  No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime.
.. 10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.

.. Guaranteed Return of Contract Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option. Life with Emergency Cash/SM/ (fixed or variable) - Payments will be made during the annuitant's lifetime. With the Life with Emergency Cash/SM/ feature, you are able to surrender all or a portion of the Life with Emergency Cash/SM/ benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash/SM/ benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized purchase payment (see "Expenses" for the surrender charge schedule). The Life with Emergency Cash/SM/ benefit will continue through age 100 of the annuitant. The Life with Emergency Cash/SM/ benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified contracts the death benefit ceases at the date the annuitant reaches the IRS age limitation.)


Payment Option 4 - Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5 - Joint and Survivor Annuity. You may choose between:

.. No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

.. Life with Emergency Cash/SM/ (fixed or variable) - Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash/SM/ feature, you are able to surrender all or a portion of the Life with Emergency Cash/SM/ benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash/SM/ benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized purchase payment (see "Expenses for the surrender charge schedule). The Life with Emergency Cash/SM/ benefit will continue through age 100 of the annuitant. The Life with Emergency Cash/SM/ benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified contracts the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)


Other annuity payments may be arranged by agreement with Transamerica. Certain annuity payments may not be available in all states.


NOTE CAREFULLY:

IF:
..  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity with No Period Certain; and
..  the annuitant dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
..  we may make only one (two, three, etc.) annuity payments.

IF:
..  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Contract Proceeds, or Income of a Specified Amount; and

..  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
.. the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

However, IF:
..  You choose Life with Emergency Cash/SM/; and
..  The annuitant dies before age 100;
THEN:
..  A Life with Emergency Cash/SM/ death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

.. you are both the annuitant and sole owner of the contract; and .. you die before the annuity date.

We will pay a death benefit to you (owner) IF:

..  you are not the annuitant; and
..  the annuitant dies before the annuity date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the contract as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

..  you are not the annuitant; and
..  you die prior to the annuity date;

Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the contract within five years of your death for the adjusted account value minus any applicable rider fees.


Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Date

The death benefit payable, if any, on or after the annuity date depends on the annuity payment option selected.

IF:
..  you are not the annuitant; and
.. you die on or after the annuity date; and .. the entire interest in the contract has not been paid to you;
THEN:
.. the remaining portion of such interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:
..  You are receiving annuity payments under the Life with Emergency Cash/SM/;
   and
..  The annuitant dies before age 100.
THEN:
..  A Life with Emergency Cash/SM/ death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the contract. The death benefit will generally be the greatest of:


..  account value on the date we receive the required information; or

.. cash value on the date we receive the required information (this will be more than the account value if there is a positive excess interest adjustment that exceeds the surrender charge); or


.. guaranteed minimum death benefit (discussed below), plus purchase payments, less gross partial surrenders from the date of death to the date the death benefit is paid.


Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to contracts issued after May 1, 2002. For other contracts, see Appendix C.

On the contract application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the contract is issued, you cannot make an election and the death benefit cannot be changed.

A.Double Enhanced Death Benefit

  The death benefit under this option is the greater of 1 or 2 below:

  1. The 6% Annually Compounding through age 80 Death Benefit is:

    .  the total purchase payments; less
    .  any adjusted partial surrenders; plus
    . interest at an effective annual rate of 6% from the purchase payment date or surrender date to (a) the earlier of the annuitant's date of death or the annuitant's 81st birthday; or (b) the date the total purchase payments, less any adjusted partial surrenders and any applicable premium taxes, has grown to two times its original amount as a result of the 6% interest accumulation.

  2. The Monthly Step-Up through age 80 Death Benefit is equal to:

    . the largest account value on the contract date or on any monthly anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus

    . any purchase payments subsequent to the date of the monthly anniversary with the largest account value; minus

    . any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest account value.

    This benefit is not available if the owner or annuitant is age 81 or older on the contract date.

    There is an extra charge for this death benefit (an extra 0.15% annually).


B. Return of Premium Death Benefit

  The Return of Premium Death Benefit is:

    .  total purchase payments; less
    . any adjusted partial surrenders (discussed below) as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the contract application. The charges are lower for this option than for the other.

Spousal Continuation


NOTE, IF, under either death benefit option:

..  the surviving spouse (as beneficiary or sole surviving owner) elects to continue the contract instead of receiving the death benefit; and .. the guaranteed minimum death benefit is greater than the account value;
THEN:

.. we will increase the account value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the contract and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total purchase payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as "adjusted partial surrender" in your contract.

9. TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your contract until a distribution occurs - either as a surrender or as annuity payments and tax deferral will not apply.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following plans:

.. Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
.. Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
.. Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
.. Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The contract contains death benefit features that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Surrenders - Qualified Contracts

The information herein describing the taxation of nonqualified contracts does not apply to qualified contracts.

There are special rules that govern with respect to qualified contracts. Generally, these rules restrict:

.. the amount that can be contributed to the contract during any year; .. the time when amounts can be paid from the contract; and .. the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract.

We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any retirement plan.

Surrenders - 403(b) Contracts

The Internal Revenue Code limits surrenders from certain 403(b) contracts. Surrenders can generally only be made when an owner:

..  reaches age 59 1/2;
..  leaves his/her job;

..  dies;
.. becomes disabled (as that term is defined in the Internal Revenue Code); or .. declares hardship. However, in the case of hardship, the owner can only surrender the purchase payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Contracts

If you make a surrender (including Systematic Payouts) from a nonqualified contract before the annuity date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your purchase payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed, but the tax treatment of excess interest adjustments is uncertain. You should consult a tax advisor if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your purchase payments paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

..  paid on or after the taxpayer reaches age 59 1/2;
..  paid after an owner dies;
..  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
..  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
..  paid under an immediate annuity; or
..  which come from purchase payments made prior to August 14, 1982.

All nonqualified deferred annuity contracts that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death the annuitant. Generally, such amounts should be includable in the income of the recipient:

..  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
.. if distributed under an annuity payment, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment you select, in general, for nonqualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

.. Fixed payments - by dividing the "investment in the contract" on the annuity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
.. Variable payments - by dividing the "investment in the contract" on the annuity date by the total number of expected

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

   periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment.

If, after the annuity date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the Guaranteed Minimum Income Benefit or the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. In addition, stabilized annuity payments may not qualify as a series of substantially equal payments that would be exempt from any applicable penalty tax. You should consult a tax advisor on these issues.


Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the contract.

Variable Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Tax Relief Rider as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Tax Relief Rider or any other optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

10. ADDITIONAL FEATURES

Systematic Withdrawal Option

You can select at any time (during the accumulation phase) to receive regular payments from your contract by using the Systematic Withdrawal Option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:

(1) is up to 10% (annually) of your purchase payments (less partial surrenders deemed to be from purchase payments); and

(2) is any gains in the contract.

This amount may be taken free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Guaranteed Minimum Income Benefit

The optional Guaranteed Minimum Income Benefit assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after seven years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Guaranteed Minimum Income Benefit payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Guaranteed Minimum Income Benefit rider will not be issued if you are 80 years old or older (earlier if required by state law).

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted account value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value on the rider date (the date the rider is added to your contract) is equal to the account value. After that, the minimum annuitization value is equal to the greater of the following:

1) the largest account value on the rider date or on any rider anniversary prior to the annuitant's 81st birthday, plus any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted as below and any premium taxes after the date of the largest account value); or
2) the minimum annuitization value on the rider date plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as below) and premium taxes, plus interest thereon equal to the annual effective interest rate specified on page one of the rider up to:

  a)  the rider anniversary prior to the annuitant's 81st birthday;
  b) the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

You can annuitize under the Guaranteed Minimum Income Benefit (subject to the conditions described in this section) at the greater of the annuity purchase amount or the minimum annuitization value.

The annual effective interest rate is 6% per year; we may, at our discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your contract, the annual rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The Guaranteed Minimum Income Benefit does not establish or guarantee account value or guarantee performance of any investment option.

The minimum annuitization value may only be used to annuitize using the Guaranteed Minimum Income Benefit payment options provided by the Guarantee Minimum Income Benefit and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The Guaranteed Minimum Income Benefit payment options are:

..  Life Income - An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
..  Joint and Full Survivor - An election may be made for "No Period Certain" or
   "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Guaranteed Minimum Income Benefit annuity payments and does not establish or guarantee an account value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3.0% assumed investment return, to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payments options described in Section 7 above), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted account value at otherwise applicable annuity factors.


Therefore, the Guaranteed Minimum Income Benefit should be regarded as a safety net. The costs of annuitizing under the Guaranteed Minimum Income Benefit include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee option described below also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0% assumed investment return) that provide for higher payment levels for a given account value than the Guaranteed Minimum Income Benefit (which uses a 3.0% assumed investment return to calculate the first annuity payment and a 5.0% rate to calculate all subsequent payments). You should carefully consider these factors, since electing annuity payments under the Guaranteed Minimum Income Benefit will generally be advantageous only when the minimum annuitization value is sufficiently in excess of the adjusted account value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the account value on a contract anniversary. This may be done within thirty days after any contract anniversary before your 88th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

.. the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
.. the new fees, thresholds and factors may be higher (or lower) than before; .. the new annual growth rate may be lower (or higher) than before; and .. you will have a new waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted account value exceeds your minimum annuitization value at the time you elect to upgrade.

Conditions of Exercise of the Guaranteed Minimum Income Benefit. You can only annuitize using the Guaranteed Minimum Income Benefit within the 30 days after the seventh or later contract anniversary after the Guaranteed Minimum Income Benefit is elected or, in the case of an upgrade of the minimum annuitization value, the seventh or later contract anniversary following the upgrade. Transamerica may, at its discretion, change the waiting period before the Guaranteed Minimum Income Benefit can be exercised in the future. You cannot, however, annuitize using the Guaranteed Minimum Income Benefit after the contract anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the Guaranteed Minimum Income Benefit on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Guaranteed Minimum Income Benefit.

Guaranteed Minimum Payment Option. If you elect the guaranteed minimum payment option at the time of annuitization, annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each contract year.

During the first contract year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each contract anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that contract year. The stabilized payment on each contract anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

If you elect not to receive guaranteed minimum payments, your payments:

..  are not guaranteed and may be less than the initial payment;
..  will vary according to the investment performance of the investment options you select; and
..  will not be stabilized.

Rider Fee. A rider fee, 0.45% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable subaccount and the fixed account in proportion to the amount of account value in each variable subaccount and the fixed account. This fee is deducted even if the adjusted account value exceeds the minimum annuitization value.


Guaranteed Minimum Payment Fee. If you elect the guaranteed minimum payment option at the time of annuitization, a guaranteed minimum payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the variable account, is reflected in the amount of the variable payments you receive if you annuitize under the Guaranteed Minimum Income Benefit, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed minimum payment fee is included on page one of the rider. This option is irrevocable (you can not stop paying the fee once annuity payments begin).

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not

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

receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Guaranteed Minimum Income Benefit);
..  upgrade of the minimum annuitization value (although a new rider will be issued);
..  termination of your contract; or
.. 30 days after the contract anniversary after your 94th birthday (earlier if required by state law).

The Guaranteed Minimum Income Benefit may vary by state and may not be available in all states.

For contracts sold in New Jersey, certain provisions of the Guaranteed Minimum Income Benefit differ from the above description. New Jersey residents should see the separate supplement describing the Guaranteed Minimum Income Benefit for New Jersey.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your contract. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only at the time you annuitize your contract. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5.0% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).


Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Tax Relief Rider

The optional Tax Relief Rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your contract, in certain circumstances. No benefit is paid under this rider unless
(a) the rider is in force, (b) a death benefit is payable on the contract, and
(c) there are rider earnings when the death benefit is calculated. The Tax Relief Rider is available for issue ages through age 80.


Tax Relief Rider Amount. The Tax Relief Rider is only payable if you elected the rider prior to the death triggering the payment of the contract death benefit and a death benefit is payable under the contract. The Tax Relief Rider is equal to:

..  the Tax Relief Rider factor (see below); multiplied by

..  the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

..  the contract death benefit; minus
..  account value on the rider date; minus
..  purchase payments after the rider date; plus
.. surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Tax Relief Rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your contract as part of a 1035 exchange or add the Tax Relief Rider after you purchase the contract, rider earnings do not include any gains before the 1035 exchange or the date the Tax Relief Rider is added to your contract.

The Tax Relief Rider factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the contract and the Tax Relief Rider will be considered.

Please see the SAI for an example which illustrates the Tax Relief Rider payable as well as the effect of a partial surrender on the Tax Relief Rider.


Spousal Continuation. If a spouse, as the new owner of the contract, elects to continue the contract instead of receiving a death benefit and Tax Relief Rider, the spouse has the following options:


.. Continue the contract and receive a one-time account value increase equal to the Tax Relief Rider. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 81; however, it would only cover gains from the time of such election going forward; or


.. Continue the contract without the one-time account value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the Tax Relief Rider based on gains since the rider was issued, not just since the time of the first death. If the rider is terminated prior to this death, no Tax Relief Rider distribution is payable.

Rider Fee. A rider fee, 0.25% of the account value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the contract or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Tax Relief Rider would not pay any benefit (because there are no rider earnings).


Termination. The rider will remain in effect until:

.. you cancel it by notifying our service center in writing, .. the contract is annuitized or surrendered, or .. the Tax Relief Rider is paid or added to the account value under a spousal continuation.

Once terminated, the Tax Relief Rider may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider.


The Tax Relief Rider may vary by state and may not be available in all states.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender, under certain circumstances, because you or your spouse has been:

..  confined in a hospital or nursing facility for 30 days in a row; or

.. diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.


This benefit may vary by state and may not be available in all states.


Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

.. employed full time for at least two years prior to becoming unemployed; .. employed full time on the contract date;
..  unemployed for at least 60 days in a row at the time of surrender;
.. must have a minimum cash value at the time of surrender of $5,000; and .. you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no charge for this benefit.


This benefit may vary by state and may not be available in all states.


Telephone Transactions

You may generally make transfers and change the allocation of additional purchase payments by telephone.

If you authorize your registered representative to make transfers and change the allocation of additional purchase payments by telephone:

.. select the Owner(s) and Owners Registered Representative box on the "Telephone Transfer Authorization" section of the contract application; or

..  later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.


Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money (portions of account value) from certain investment options into one or more variable subaccounts in accordance with your instructions. This is known as Dollar Cost Averaging.

Dollar Cost Averaging buys more variable accumulation units when prices are low and fewer variable accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the Dollar Cost Averaging program during all economic conditions.

There are two Dollar Cost Averaging programs available under your contract:
Traditional and Special.

Traditional Dollar Cost Averaging. During the accumulation phase, you may instruct us to automatically transfer money from the Traditional Dollar Cost Averaging fixed account option, the Money Market Portfolio Subaccount, Quality Bond Portfolio Subaccount or the Limited Term High Income Portfolio Subaccount, into one or more variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however, each transfer must be at least $250. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers will begin as soon as the program is started.

NOTE CAREFULLY:

.. If you attempt to begin a Traditional Dollar Cost Averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain where it is at until the minimum amount is reached or you transfer the funds out.
.. If you specify the number of transfers, up to two additional transfers may be necessary to complete a Traditional Dollar Cost Averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to allocate purchase payments to either the six or twelve month Special Dollar Cost Averaging accounts of the fixed account. Amounts will then be transferred from the Special Dollar Cost Averaging account to the variable subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $250.


Dollar Cost Averaging Program Purchase Payments. If you elect Dollar Cost Averaging and have multiple sources funding your contract, the Dollar Cost Averaging program will begin with the first money received. As the money from the other sources is received, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the Dollar Cost Averaging program has ended, a new Dollar Cost Averaging program will start when we receive the money (assuming it meets the minimum Dollar Cost Averaging requirements).

If you make additional purchase payments while a Dollar Cost Averaging Program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If additional purchase payment is received after a Dollar Cost Averaging program is completed, absent new instructions to the contrary:

..  a new Dollar Cost Averaging program will be started using the previous instructions; or
.. if the additional purchase payment does not meet the minimum requirements to start a new Dollar Cost Averaging program, then the additional purchase payment will be allocated as identified in the previous Dollar Cost
   Averaging program.

NOTE CAREFULLY:

If we do not receive all necessary information to begin a Special Dollar Cost Averaging program within 30 days of allocating purchase payment to the program, that purchase payment will be transferred to the Traditional Dollar Cost Averaging fixed account.

If you discontinue a Dollar Cost Averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 2%.

There is no charge for this benefit.


The Dollar Cost Averaging program may vary by state and may not be available in all states. See your contract for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the contract, exercise all rights under the contract. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the contract any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. There may be limitations on your ability to assign a qualified contract. An assignment may have tax consequences.


Transamerica Occidental Life Insurance Company

Transamerica Occidental Life Insurance Company is an Iowa stock life insurance company incorporated on June 30, 1906. It is mainly engaged in the sale of life insurance and annuity contracts. The address for Transamerica is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.
Transamerica is a wholly owned subsidiary of Transamerica Insurance Corporation, which in turn is a direct subsidiary of Transamerica Corporation. Transamerica Corporation is an indirect subsidiary of AEGON N.V., one of the world's leading international insurance groups.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Variable Account

Transamerica established a separate account, called Separate Account VA-2L, under the laws of the State of California on May 22, 1992. The variable account receives and invests the purchase payments that are allocated to it for investment in shares of the underlying fund portfolios.

The variable account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the variable account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the variable account are, in accordance with the contracts, credited to or charged against the variable account without regard to Transamerica's other income, gains or losses.


The assets of the variable account are held in Transamerica's name on behalf of the variable account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct. The variable account may include other subaccounts that are not available under these contracts.

Mixed and Shared Funding

Before making a decision concerning the allocation of purchase payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this variable account and can accept investments from any variable account or qualified retirement plan. Since the underlying fund portfolios are available to registered variable accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this variable account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their variable accounts from the underlying fund portfolios. See the underlying fund portfolios' prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity contract for another in a tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

You may surrender your contract and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new variable accumulation units at the then current price. Because of changes in market value, your new variable accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.


Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the variable account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.


Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts


AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is an wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD).


Commissions paid to broker/dealers who sell the contracts under the agreements with AFSG Securities Corporation may vary, but will not exceed 7% of purchase payments. These commissions are not deducted from purchase payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

..  the administrative charge;


..  the surrender charge;


..  the mortality and expense risk fee;


.. revenues, if any, that we receive from the underlying fund portfolios or their managers; and


..  investment earnings on amounts allocated to the fixed account.


Commissions paid on the contracts, including other incentives or payments, are not charged to the contract owners or the variable account.


Pending regulatory approvals, we intend to distribute the contracts in all states, except New York, and in certain possessions and territories.


IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org.

Legal Proceedings

There are no legal proceedings to which the variable account is a party or to which the assets of the variable account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the variable account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Contract - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Guaranteed Minimum Income Benefit - Additional Information
Tax Relief Rider - Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Contracts
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
               (For contracts purchased on or after May 1, 2002)

The "Return of Premium Death Benefit" with Total Variable Account Annual Expenses of 1.30%, and the "Double Enhanced Death Benefit" with Total Variable Account Annual Expenses of 1.45%, were not offered as of December 31, 2001, therefore condensed financial data is not available that reflects those death benefits.

                        CONDENSED FINANCIAL INFORMATION
                 (For contracts purchased prior to May 1, 2002)

The variable accumulation unit values and the number of variable accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-
                     Up through age 85 Death Benefit*


                           (with a cap of 200%)


              (Total Variable Account Annual Expenses: 1.40%)


                         For Service Class Shares



                                                                    Number of
                                       Accumulation                Accumulation
                                        Unit Value  Accumulation      Units
                                       at Beginning Unit Value at Outstanding at
  Sub-account                           of Period   End of Period End of Period
--------------------------------------------------------------------------------
  Appreciation(/1/)
   2001...............................   $37.729       $33.933      731,798.395
--------------------------------------------------------------------------------
  Balanced(/1/)
   2001...............................   $14.533       $12.923    1,100,499.219
--------------------------------------------------------------------------------
  Disciplined Stock(/1/)
   2001...............................   $20.256       $17.049      384,844.742
--------------------------------------------------------------------------------
  Growth and Income(/1/)
   2001...............................   $32.284       $29.595      503,479.557
--------------------------------------------------------------------------------
  International Equity(/1/)
   2001...............................   $20.866       $14.381      110,400.612
--------------------------------------------------------------------------------
  International Value(/1/)
   2001...............................   $13.994       $12.088      170,087.266
--------------------------------------------------------------------------------
  Limited Term High Income(/1/)
   2001...............................   $ 9.609       $ 9.024      271,205.510
--------------------------------------------------------------------------------
  Quality Bond(/1/)
   2001...............................   $17.410       $18.042    1,074,818.006
--------------------------------------------------------------------------------
  Small Cap(/1/)
   2001...............................   $86.109       $80.652       57,268.440
--------------------------------------------------------------------------------
  Small Company Stock(/1/)
   2001...............................   $13.456       $13.551      137,822.098
--------------------------------------------------------------------------------
  Special Value(/1/)
   2001...............................   $17.357       $16.163      148,932.102
--------------------------------------------------------------------------------
  Stock Index(/1/)
   2001...............................   $48.054       $40.797      553,642.667

Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-
                     Up through age 85 Death Benefit*


                           (with a cap of 200%)


              (Total Variable Account Annual Expenses: 1.40%)


                              continued . . .


                         For Service Class Shares



                                                                    Number of
                                      Accumulation                 Accumulation
                                       Unit Value   Accumulation      Units
                                      at Beginning Unit Value at  Outstanding at
  Sub-account                           of Period   End of Period End of Period
--------------------------------------------------------------------------------
  Socially Responsible Growth(/1/)
   2001.............................    $40.334       $29.367       247,846.709
--------------------------------------------------------------------------------
  Core Bond(/1/)
   2001.............................    $10.877       $11.086     2,095,855.394
--------------------------------------------------------------------------------
  Core Value(/1/)
   2001.............................    $11.989       $11.703     1,644,988.805
--------------------------------------------------------------------------------
  Emerging Leaders(/1/)
   2001.............................    $11.890       $13.077       302,977.532
--------------------------------------------------------------------------------
  Emerging Markets(/1/)
   2001.............................    $ 7.599       $ 7.291        26,072.327
--------------------------------------------------------------------------------
  European Equity(/1/)
   2001.............................    $12.193       $ 8.850        27,256.201
--------------------------------------------------------------------------------
  Founders Discovery(/1/)
   2001.............................    $ 7.201       $ 5.987       386,833.093
--------------------------------------------------------------------------------
  Founders Growth(/1/)
   2001.............................    $ 9.574       $ 7.320       498,157.518
--------------------------------------------------------------------------------
  Founders International Equity(/1/)
   2001.............................    $11.473       $ 7.867       177,003.733
--------------------------------------------------------------------------------
  Founders Passport(/1/)
   2001.............................    $11.726       $ 8.081        85,056.211
--------------------------------------------------------------------------------
  Japan(/1/)
   2001.............................    $ 7.418       $ 5.469           944.823
--------------------------------------------------------------------------------
  MidCap Stock(/1/)
   2001.............................    $10.832       $10.715       837,658.891
--------------------------------------------------------------------------------
  Technology Growth(/1/)
   2001.............................    $12.401       $ 7.274       967,986.322


(/1/)Sub-Account inception January 22, 2001


* On May 1, 2002 the death benefits available under the contract were changed to (1) Double Enhanced Death Benefit, with Total Separate Account Annual Expenses of 1.45%, and (2) Return of Premium Death Benefit, with Total Separate Account Annual Expenses of 1.30%.

    Greater of 5% Annually Compounding through age 85 Death Benefit or


               Annual Step-Up through age 85 Death Benefit/a/


                           (with a cap of 200%)


              (Total Variable Account Annual Expenses: 1.40%)

                            For Initial Class Shares


                                                                    Number of
                                      Accumulation                Accumulation
                                       Unit Value  Accumulation       Units
                                      at Beginning Unit Value at  Outstanding at
  Sub-account                          of Period   End of Period  End of Period
--------------------------------------------------------------------------------
  Transamerica Equity(/7/)/bc/
   2001..............................   $13.736       $11.157     3,352,423.693
   2000..............................   $15.422       $13.736     3,644,221.142
   1999..............................   $11.35        $15.422     2,963,758.863
   1998..............................   $10.00        $11.35      1,634,054.907
--------------------------------------------------------------------------------
  Appreciation(/2/)
   2001..............................   $38.077       $34.053     7,366,868.292
   2000..............................   $38.862       $38.077     8,193,471.439
   1999..............................   $35.36        $38.862     8,513,807.354
   1998..............................   $27.532       $35.36      8,121,246.029
   1997..............................   $21.802       $27.532     6,447,159.634
   1996..............................   $17.610       $21.802     3,665,146.389
   1995..............................   $13.373       $17.610     2,077,029.504
   1994..............................   $13.160       $13.373       919,622.615
   1993..............................   $12.500       $13.160       237,733.021
--------------------------------------------------------------------------------
  Balanced(/6/)
   2001..............................   $14.450       $12.949     5,964,638.892
   2000..............................   $15.101       $14.450     5,776,345.909
   1999..............................   $14.16        $15.101     4,426,908.448
   1998..............................   $11.738       $14.16      2,280,501.753
   1997..............................   $10.000       $11.738       647,855.304
--------------------------------------------------------------------------------
  Disciplined Stock(/5/)
   2001..............................   $19.977       $17.086     5,890,686.117
   2000..............................   $22.295       $19.977     6,539,032.706
   1999..............................   $19.09        $22.295     5,856,978.740
   1998..............................   $15.272       $19.09      4,753,022.290
   1997..............................   $11.776       $15.272     2,278,146.352
   1996..............................   $10.00        $11.776       618,809.191
--------------------------------------------------------------------------------
  Growth and Income(/4/)
   2001..............................   $31.974       $29.686     5,926,304.581
   2000..............................   $33.694       $31.974     6,432,258.706
   1999..............................   $29.23        $33.694     6,548,394.692
   1998..............................   $26.509       $29.23      7,270,897.396
   1997..............................   $23.131       $26.509     7,480,387.355
   1996..............................   $19.426       $23.131     6,332,649.215
   1995..............................   $12.167       $19.426     2,565,038.589
   1994..............................   $12.177       $12.167         4,300.380

    Greater of 5% Annually Compounding through age 85 Death Benefit or


               Annual Step-Up through age 85 Death Benefit/a/


                           (with a cap of 200%)


              (Total Variable Account Annual Expenses: 1.40%)


                              continued . . .


                         For Initial Class Shares



                                                                    Number of
                                       Accumulation                Accumulation
                                        Unit Value  Accumulation      Units
                                       at Beginning Unit Value at Outstanding at
  Sub-account                           of Period   End of Period End of Period
--------------------------------------------------------------------------------
  International Equity(/4/)
   2001...............................   $20.643       $14.416     2,253,497.876
   2000...............................   $25.038       $20.643     2,629,168.557
   1999...............................   $15.89        $25.038     2,296,712.753
   1998...............................   $15.422       $15.89      2,456,885.911
   1997...............................   $14.267       $15.422     2,176,230.247
   1996...............................   $12.964       $14.267     1,480,395.223
   1995...............................   $12.240       $12.964       530,374.642
   1994...............................   $12.247       $12.240         8,552.073
--------------------------------------------------------------------------------
  International Value(/5/)
   2001...............................   $14.101       $12.067     1,164,395.489
   2000...............................   $14.846       $14.101     1,377,476.194
   1999...............................   $11.78        $14.846     1,432,408.023
   1998...............................   $10.982       $11.78      1,380,692.935
   1997...............................   $10.244       $10.982     1,047,389.002
   1996...............................   $10.00        $10.244       230,868.491
--------------------------------------------------------------------------------
  Limited Term High Income(/6/)
   2001...............................   $ 9.428       $ 9.028     2,748,955.097
   2000...............................   $10.422       $ 9.428     3,514,966.504
   1999...............................   $10.73        $10.422     5,300,351.762
   1998...............................   $10.852       $10.73      6,458,312.119
   1997...............................   $10.000       $10.852     2,424,231.798
--------------------------------------------------------------------------------
  Money Market(/7/)/c/
   2001...............................   $ 1.316       $ 1.349    81,225,135.541
   2000...............................   $ 1.258       $ 1.316    59,855,370.259
   1999...............................   $ 1.22        $ 1.258    64,761,299.670
   1998...............................   $ 1.175       $ 1.22     53,939,642.196
   1997...............................   $ 1.132       $ 1.175    42,660,950.364
   1996...............................   $ 1.093       $ 1.132    38,983,053.941
   1995...............................   $ 1.048       $ 1.093    31,807,563.947
   1994...............................   $ 1.018       $ 1.048    23,559,789.795
   1993...............................   $ 1.021       $ 1.018     2,678,280.492
--------------------------------------------------------------------------------
  Quality Bond(/1/)
   2001...............................   $17.199       $18.095     4,966,205.213
   2000...............................   $15.683       $17.199     4,333,498.116
   1999...............................   $15.88        $15.683     5,010,813.856
   1998...............................   $15.260       $15.88      5,030,446.431
   1997...............................   $14.142       $15.260     4,020,220.452
   1996...............................   $13.908       $14.142     3,072,774.847
   1995...............................   $11.710       $13.908     2,052,313.888
   1994...............................   $12.445       $11.710       931,527.691
   1993...............................   $12.310       $12.445        86,752.856

Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-
                     Up through age 85 Death Benefit/a/


                           (with a cap of 200%)


              (Total Variable Account Annual Expenses: 1.40%)


                              continued . . .


                         For Initial Class Shares



                                                                    Number of
                                       Accumulation                Accumulation
                                        Unit Value  Accumulation      Units
                                       at Beginning Unit Value at Outstanding at
  Sub-account                           of Period   End of Period End of Period
--------------------------------------------------------------------------------
  Small Cap(/1/)
   2001...............................   $87.446       $80.956    1,755,966.852
   2000...............................   $78.255       $87.446    2,018,390.168
   1999...............................   $64.44        $78.255    2,096,729.991
   1998...............................   $67.668       $64.44     2,615,765.058
   1997...............................   $58.773       $67.668    2,954,842.907
   1996...............................   $51.121       $58.773    2,736,720.675
   1995...............................   $40.064       $51.121    2,155,879.198
   1994...............................   $37.702       $40.064    1,250,237.625
   1993...............................   $39.620       $37.702      138,557.449
--------------------------------------------------------------------------------
  Small Company Stock(/5/)
   2001...............................   $14.003       $13.597    1,479,035.551
   2000...............................   $13.083       $14.003    1,666,683.284
   1999...............................   $11.99        $13.083    1,665,730.260
   1998...............................   $12.935       $11.99     2,111,028.689
   1997...............................   $10.772       $12.935    1,604,089.554
   1996...............................   $10.00        $10.772      543,949.419
--------------------------------------------------------------------------------
  Special Value(/1/)
   2001...............................   $17.848       $16.197    1,678,906.413
   2000...............................   $17.122       $17.848    1,959,903.631
   1999...............................   $16.19        $17.122    2,347,756.875
   1998...............................   $14.185       $16.19     2,764,173.241
   1997...............................   $11.682       $14.185    2,649,561.005
   1996...............................   $12.292       $11.682    1,232,530.711
   1995...............................   $12.496       $12.292    1,288,429.555
   1994...............................   $12.861       $12.496    1,486,438.137
   1993...............................   $12.797       $12.861      167,686.797
--------------------------------------------------------------------------------
  Stock Index(/1/)
   2001...............................   $47.264       $40.930    5,101,627.890
   2000...............................   $52.828       $47.264    5,610,267.635
   1999...............................   $44.42        $52.828    5,113,716.960
   1998...............................   $35.128       $44.42     4,443,711.383
   1997...............................   $26.791       $35.128    3,357,236.245
   1996...............................   $22.172       $26.791    2,030,280.057
   1995...............................   $16.437       $22.172      977,271.816
   1994...............................   $16.521       $16.437      348,937.285
   1993...............................   $15.310       $16.521       93,536.733

Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-
                     Up through age 85 Death Benefit/a/


                           (with a cap of 200%)


              (Total Variable Account Annual Expenses: 1.40%)


                              continued . . .


                         For Initial Class Shares



                                                                   Number of
                                      Accumulation                Accumulation
                                       Unit Value  Accumulation      Units
                                      at Beginning Unit Value at Outstanding at
  Sub-account                          of Period   End of Period End of Period
-------------------------------------------------------------------------------
  Socially Responsible Growth(/3/)
   2001..............................   $38.602       $29.472    2,795,959.566
   2000..............................   $43.996       $38.602    3,085,982.201
   1999..............................   $34.30        $43.996    2,399,067.265
   1998..............................   $26.879       $34.30     1,744,708.001
   1997..............................   $21.221       $26.879    1,335,814.063
   1996..............................   $17.752       $21.221      708,680.320
   1995..............................   $13.377       $17.752      295,077.936
   1994..............................   $13.364       $13.377      135,018.350
   1993..............................   $12.490       $13.364       26,089.826
-------------------------------------------------------------------------------
  Core Bond(/10/)
   2001..............................   $10.762       $11.095    1,854,166.941
   2000..............................   $10.00        $10.762      401,440.673
-------------------------------------------------------------------------------
  Core Value(/7/)
   2001..............................   $12.120       $11.703    2,768,228.725
   2000..............................   $10.967       $12.120    1,671,632.569
   1999..............................   $ 9.29        $10.967      618,554.557
   1998..............................   $10.00        $ 9.29        95,759.521
-------------------------------------------------------------------------------
  Emerging Leaders(/10/)
   2001..............................   $12.209       $13.091      764,463.997
   2000..............................   $10.00        $12.209      237,691.634
-------------------------------------------------------------------------------
  Emerging Markets(/10/)
   2001..............................   $ 7.149       $ 7.283      101,905.379
   2000..............................   $10.00        $ 7.149       68,080.097
-------------------------------------------------------------------------------
  European Equity(/9/)
   2001..............................   $12.395       $ 8.784      396,158.872
   2000..............................   $12.824       $12.395      408,844.616
   1999..............................   $10.00        $12.824       71,170.963
-------------------------------------------------------------------------------
  Founders Discovery(/10/)
   2001..............................   $ 7.474       $ 6.005    1,976,068.628
   2000..............................   $10.00        $ 7.474    1,566,915.606
-------------------------------------------------------------------------------
  Founders Growth(/8/)
   2001..............................   $ 9.299       $ 7.333    2,947,769.953
   2000..............................   $12.632       $ 9.299    2,497,719.994
   1999..............................   $10.00        $12.632      209,797.215
-------------------------------------------------------------------------------
  Founders International Equity(/9/)
   2001..............................   $11.317       $ 7.860      988,311.468
   2000..............................   $13.894       $11.317      889,774.353
   1999..............................   $10.00        $13.894       51,377.647
-------------------------------------------------------------------------------
  Founders Passport(/8/)
   2001..............................   $11.820       $ 8.081    1,632,394.749
   2000..............................   $16.144       $11.820    1,743,018.957
   1999..............................   $10.00        $16.144      230,853.270

Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-
                     Up through age 85 Death Benefit/a/


                           (with a cap of 200%)


              (Total Variable Account Annual Expenses: 1.40%)


                              continued . . .


                         For Initial Class Shares



                                                                    Number of
                                       Accumulation                Accumulation
                                        Unit Value  Accumulation      Units
                                       at Beginning Unit Value at Outstanding at
  Sub-account                           of Period   End of Period End of Period
--------------------------------------------------------------------------------
  Japan(/11/)
   2001...............................   $ 7.692       $ 5.469       57,853.979
   2000...............................   $10.00        $ 7.692       42,342.493
--------------------------------------------------------------------------------
  MidCap Stock(/7/)
   2001...............................   $11.244       $10.726    2,863,076.333
   2000...............................   $10.529       $11.244    2,352,335.934
   1999...............................   $ 9.63        $10.529      677,575.571
   1998...............................   $10.00        $ 9.63       467,292.833
--------------------------------------------------------------------------------
  Technology Growth(/9/)
   2001...............................   $11.078       $ 7.305    8,574,826.108
   2000...............................   $15.383       $11.078    9,024,925.748
   1999...............................   $10.00        $15.383    2,898,342.133

(/1/)Sub-Account inception January 4, 1993.
(/2/)Sub-Account inception April 5, 1993.
(/3/)Sub-Account inception October 7, 1993.
(/4/)Sub-Account inception December 15, 1994.
(/5/)Sub-Account inception May 1, 1996.
(/6/)Sub-Account inception May 1, 1997.
(/7/)Sub-Account inception May 1, 1998.
(/8/)Sub-Account inception May 3, 1999.
(/9/)Sub-Account inception October 1, 1999.
(/10/)Sub-Account inception May 1,h 2000.

/a/ On May 1, 2002 the death benefits available under the contract were changed to (1) Double Enhanced Death Benefit, with Total Separate Account Annual Expenses of 1.45%, and (2) Return of Premium Death Benefit, with Total Separate Account Annual Expenses of 1.30%.


/b/ As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with
    AEGON/Transamerica Series Fund, Inc. Therefore, the following fund was moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows:
    Transamerica VIF Growth Portfolio is now Transamerica Equity.


/c/ The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract owners.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the variable account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Money Market Portfolio (the "Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Money Market Subaccount. The yield of the Money Market Subaccount for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a contract in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Money Market Subaccount) for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract and they may not reflect the charges for any optional rider. To the extent that any or all of a premium tax is applicable to a particular contract, or one or more riders are elected, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, and for the one and five year periods ended December 31, 2001 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the administrative charges, including an administration charge of $35 per annum adjusted for average account size. Performance figures may reflect the 1.45% Total Variable Account Annual Expense for the Double Enhanced Death Benefit, or the 1.30% Total Variable Account Annual Expense for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 figures do not reflect any charge for riders or other optional features.


For periods prior to January 22, 2001, performance figures do not reflect the Rule 12b-1 fees that now apply to the Service Class Shares. Figures would be lower if Rule 12b-1 fees had been in effect.

                                  TABLE 1 - A
                     Standard Average Annual Total Returns
  (Assuming A Surrender Charge and No Guaranteed Minimum Income Benefit or Tax
                                 Relief Rider)
--------------------------------------------------------------------------------
                         Double Enhanced Death Benefit
                (Total Variable Account Annual Expenses: 1.45%)
--------------------------------------------------------------------------------

                                                  Inception
                                1 Year   5 Year    of the       Subaccount
                                Ended    Ended   Subaccount      Inception
           Subaccount          12/31/01 12/31/01 to 12/31/01       Date
------------------------------------------------------------------------------
  Transamerica Equity(/1/).... (23.14%)   N/A       1.97%       May 1, 1998
  Appreciation................ (15.25%)  8.99%     12.07%      April 5, 1993
  Balanced.................... (14.94%)   N/A       4.86%       May 1, 1997
  Disciplined Stock........... (19.03%)  7.39%      9.56%       May 1, 1996
  Growth and Income........... (11.81%)  4.68%     13.40%    December 15, 1994
  International Equity........ (34.69%) (0.31%)     2.37%    December 15, 1994
  International Value......... (18.65%)  2.95%      3.02%       May 1, 1996
  Limited Term High Income.... (8.67%)    N/A      (2.96%)    April 30, 1997
  Quality Bond................  0.52%    4.62%      5.64%     January 4, 1993
  Small Cap................... (12.14%)  6.21%     15.04%     January 4, 1993
  Small Company Stock......... (7.60%)   4.32%      5.15%       May 1, 1996
  Special Value............... (13.81%)  6.39%      5.24%     January 4, 1993
  Stock Index................. (18.05%)  8.51%     11.43%     January 4, 1993
  Socially Responsible Growth
   Fund....................... (28.29%)  6.39%     10.86%     October 7, 1993
  Core Bond................... (1.36%)    N/A       3.52%       May 1, 2000
  Core Value.................. (7.81%)    N/A       3.32%       May 1, 1998
  Emerging Leaders............  2.74%     N/A      14.66%       May 1, 2000
  Emerging Markets............ (2.39%)    N/A     (19.31%)      May 1, 2000
  European Equity............. (32.96%)   N/A      (7.12%)    October 1, 1999
  Founders Discovery.......... (24.27%)   N/A     (28.21%)      May 1, 2000
  Founders Growth............. (25.64%)   N/A     (12.46%)      May 3, 1999
  Founders International
   Equity..................... (34.85%)   N/A     (11.81%)    October 1, 1999
  Founders Passport........... (35.99%)   N/A      (9.18%)      May 3, 1999
  Japan....................... (33.26%)   N/A     (31.95%)      May 1, 2000
  MidCap Stock................ (9.08%)    N/A       0.86%       May 1, 1998
  Technology Growth........... (38.69%)   N/A     (14.80%)    October 1, 1999

                                  TABLE 1 - B
                     Standard Average Annual Total Returns
  (Assuming A Surrender Charge and No Guaranteed Minimum Income Benefit or Tax
                                 Relief Rider)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
                (Total Variable Account Annual Expenses: 1.30%)
--------------------------------------------------------------------------------

                                                Inception of
                               1 Year   5 Year       the         Subaccount
                               Ended    Ended   Subaccount to     Inception
  Subaccount                  12/31/01 12/31/01   12/31/01          Date
-------------------------------------------------------------------------------
  Transamerica Equity(/1/)..  (23.02)%   N/A        1.97%        May 1, 1998
  Appreciation..............  (15.12%)  9.16%      12.07%       April 5, 1993
  Balanced..................  (14.80%)   N/A        4.86%        May 1, 1997
  Disciplined Stock.........  (18.90%)  7.55%       9.56%        May 1, 1996
  Growth and Income.........  (11.67%)  4.85%      13.40%     December 15, 1994
  International Equity......  (34.59%) (0.15%)      2.37%     December 15, 1994
  International Value.......  (18.52%)  3.11%       3.02%        May 1, 1996
  Limited Term High Income..  (8.52%)    N/A       (2.96%)     April 30, 1997
  Quality Bond..............   0.68%    4.79%       5.64%      January 4, 1993
  Small Cap.................  (12.00%)  6.37%      15.04%      January 4, 1993
  Small Company Stock.......  (7.46%)   4.48%       5.15%        May 1, 1996
  Special Value.............  (13.68%)  6.55%       5.24%      January 4, 1993
  Stock Index...............  (17.92%)  8.68%      11.43%      January 4, 1993
  Socially Responsible
   Growth Fund..............  (28.17%)  6.56%      10.86%      October 7, 1993
  Core Bond.................  (1.21%)    N/A        3.51%        May 1, 2000
  Core Value................  (7.67%)    N/A        3.32%        May 1, 1998
  Emerging Leaders..........   2.90%     N/A       14.65%        May 1, 2000
  Emerging Markets..........  (2.23%)    N/A      (19.32%)       May 1, 2000
  European Equity...........  (32.86%)   N/A       (7.13%)     October 1, 1999
  Founders Discovery........  (24.15%)   N/A      (28.21%)       May 1, 2000
  Founders Growth...........  (25.52%)   N/A      (12.46%)       May 3, 1999
  Founders International
   Equity...................  (34.74%)   N/A      (11.82%)     October 1, 1999
  Founders Passport.........  (35.89%)   N/A       (9.19%)       May 3, 1999
  Japan.....................  (33.16%)   N/A      (31.95%)       May 1, 2000
  MidCap Stock..............  (8.94%)    N/A        0.85%        May 1, 1998
  Technology Growth ........  (38.59%)   N/A      (14.80%)     October 1, 1999


(/1/) As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with
      AEGON/Transamerica Series Fund, Inc. Therefore, the following fund was moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Transamerica VIF Growth Portfolio is now Transamerica Equity. The performance information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio. The performance for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the variable account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the contract is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, like Table 1, does not reflect the charge for any optional rider.

                                  TABLE 2 - A
                 Non-Standardized Average Annual Total Returns
 (Assuming No Surrender Charge, Guaranteed Minimum Income Benefit or Tax Relief
                                     Rider)
--------------------------------------------------------------------------------
                         Double Enhanced Death Benefit
                (Total Variable Account Annual Expenses: 1.45%)
--------------------------------------------------------------------------------

                                                   Inception
                                1 Year    5 Year    of the       Subaccount
                                Ended     Ended   Subaccount      Inception
  Subaccount                   12/31/01  12/31/01 to 12/31/01       Date
-------------------------------------------------------------------------------
  Transamerica Equity(/1/)...  (18.81%)    N/A       3.10%       May 1, 1998
  Appreciation ..............  (10.93%)    9.20%     12.14%     April 5, 1993
  Balanced...................  (10.61%)    N/A       5.64%       May 1, 1997
  Disciplined Stock..........  (14.70%)    7.63%     9.86%       May 1, 1996
  Growth and Income..........   (7.49%)    5.00%     13.48%   December 15, 1994
  International Equity ......  (30.37%)    0.11%     2.45%    December 15, 1994
  International Value........  (14.32%)    3.31%     3.40%       May 1, 1996
  Limited Term High Income...   (4.34%)    N/A      (2.17%)    April 30, 1997
  Quality Bond...............    4.85%     4.94%     5.72%     January 4, 1993
  Small Cap .................   (7.82%)    6.48%     15.12%    January 4, 1993
  Small Company Stock .......   (3.28%)    4.65%     5.51%       May 1, 1996
  Special Value .............   (9.49%)    6.66%     5.32%     January 4, 1993
  Stock Index................  (13.73%)    8.72%     11.50%    January 4, 1993
  Socially Responsible Growth
   Fund......................  (23.96%)    6.66%     10.94%    October 7, 1993
  Core Bond..................    2.96%     N/A       6.38%       May 1, 2000
  Core Value.................   (3.49%)    N/A       4.38%       May 1, 1998
  Emerging Leaders...........    7.06%     N/A       17.45%      May 1, 2000
  Emerging Markets...........    1.94%     N/A      (17.25%)     May 1, 2000
  European Equity............  (28.64%)    N/A      (5.82%)    October 1, 1999
  Founders Discovery.........  (19.94%)    N/A      (26.47%)     May 1, 2000
  Founders Growth............  (21.31%)    N/A      (11.04%)     May 3, 1999
  Founders International
   Equity ...................  (30.52%)    N/A      (10.10%)   October 1, 1999
  Founders Passport .........  (31.66%)    N/A      (7.68%)      May 3, 1999
  Japan .....................  (28.94%)    N/A      (30.35%)     May 1, 2000
  MidCap Stock ..............   (4.75%)    N/A       1.90%       May 1, 1998
  Technology Growth .........  (34.37%)    N/A      (13.18%)   October 1, 1999

                                  TABLE 2 - B
                 Non-Standardized Average Annual Total Returns
 (Assuming No Surrender Charge, Guaranteed Minimum Income Benefit or Tax Relief
                                     Rider)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
                (Total Variable Account Annual Expenses: 1.30%)
------------------------------------------------------------------------------

                                                  Inception
                                1 Year   5 Year    of the       Subaccount
                                Ended    Ended   Subaccount      Inception
  Subaccount                   12/31/01 12/31/01 to 12/31/01       Date
------------------------------------------------------------------------------
  Transamerica Equity(/1/) ... (18.69%)   N/A       3.03%       May 1, 1998
  Appreciation ............... (10.79%)  9.36%     12.14%      April 5, 1993
  Balanced.................... (10.48%)   N/A       5.64%       May 1, 1997
  Disciplined Stock........... (14.57%)  7.79%      9.86%       May 1, 1996
  Growth and Income........... (7.35%)   5.16%     13.48%    December 15, 1994
  International Equity ....... (30.26%)  0.26%      2.45%    December 15, 1994
  International Value......... (14.19%)  3.47%      3.40%       May 1, 1996
  Limited Term High Income.... (4.20%)    N/A      (2.18%)    April 30, 1997
  Quality Bond................  5.00%    5.10%      5.72%     January 4, 1993
  Small Cap .................. (7.68%)   6.64%     15.12%     January 4, 1993
  Small Company Stock ........ (3.13%)   4.80%      5.50%       May 1, 1996
  Special Value .............. (9.35%)   6.82%      5.32%     January 4, 1993
  Stock Index................. (13.60%)  8.88%     11.50%     January 4, 1993
  Socially Responsible Growth
   Fund....................... (23.85%)  6.82%     10.93%     October 7, 1993
  Core Bond...................  3.12%     N/A       6.37%       May 1, 2000
  Core Value.................. (3.34%)    N/A       4.38%       May 1, 1998
  Emerging Leaders............  7.22%     N/A      17.44%       May 1, 2000
  Emerging Markets............  2.09%     N/A     (17.26%)      May 1, 2000
  European Equity............. (28.53%)   N/A      (5.28%)    October 1, 1999
  Founders Discovery.......... (19.82%)   N/A     (26.47%)      May 1, 2000
  Founders Growth............. (21.20%)   N/A     (11.05%)      May 3, 1999
  Founders International Eq-
   uity ...................... (30.42%)   N/A     (10.11%)    October 1, 1999
  Founders Passport .......... (31.56%)   N/A      (7.68%)      May 3, 1999
  Japan ...................... (28.83%)   N/A     (30.35%)      May 1, 2000
  MidCap Stock ............... (4.61%)    N/A       1.90%       May 1, 1998
  Technology Growth .......... (34.27%)   N/A     (13.18%)    October 1, 1999


(/1/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following fund was moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Transamerica VIF Growth Portfolio is now Transamerica Equity. The performance information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio. The performance information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

                                   APPENDIX C

                              CONTRACT VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the contract. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the contract. There may be additional variations. Please see your actual contract and any attachments for determining your specific coverage.

  Contract Form/Endorsement          Approximate First Issue Date
-----------------------------------------------------------------
  GNC-33-194 (Contract Form)         January 1993
  AV969 101 145 901 (Contract Form)  May 1, 2002
  RGMI 16 1101 (GMIB Rider)          May 1, 2002

  Product Feature                       GNC-33-194
------------------------------------------------------------------------------
  Excess Interest Adjustment            Yes
------------------------------------------------------------------------------
  Guaranteed Minimum Death Benefit      Greater of 5% Annually Compounding
  Option(s)                             through age 85 Death Benefit or Annual
                                        Step-Up through age 85 Death Benefit
                                        (with a cap of 200%)
------------------------------------------------------------------------------
  Guaranteed Period Options (available  1, 3, 5 and seven guaranteed periods
  in the fixed account)                 available.
------------------------------------------------------------------------------
  Minimum effective annual interest     3%
  rate applicable to the fixed account
------------------------------------------------------------------------------
  Asset Rebalancing                     Yes
------------------------------------------------------------------------------
  Death Proceeds                        Greatest of (1) the account value; or
                                        (2) the guaranteed minimum death
                                        benefit, plus additional purchase
                                        payments received, less any partial
                                        withdrawals and any applicable premium
                                        taxes from the date of death to the
                                        date of payment of the death proceeds.
------------------------------------------------------------------------------
  Distribution Financing Charge         N/A
------------------------------------------------------------------------------
  Is Mortality & Expense Risk Fee       No
  different after the annuity date?
------------------------------------------------------------------------------
  Dollar Cost Averaging Fixed Account   Yes
  Option
------------------------------------------------------------------------------
  Service Charge                        Assessed at the end of each contract
                                        year before the annuity date and at
                                        the time of surrender; Waived if the
                                        account value exceeds $50,000 on the
                                        last business day of the contract year
                                        or at the time of surrender. This
                                        service charge is deducted pro-rate
                                        from each investment option.
------------------------------------------------------------------------------
  Nursing Care and Terminal Condition   Yes
  Withdrawal Option
------------------------------------------------------------------------------
  Unemployment Waiver                   No
------------------------------------------------------------------------------
  Guaranteed Minimum Income Benefit     Yes
------------------------------------------------------------------------------
  Tax Relief Rider                      Yes

         THE DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R) VARIABLE ANNUITY

                                   Issued by

                TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                         Supplement Dated May 1, 2002
                                    to the
                         Prospectus dated May 1, 2002

                              FOR NEW JERSEY ONLY

For New Jersey residents, the optional guaranteed minimum income benefit is as described in this supplement and not as described in the prospectus.

Guaranteed Minimum Income Benefit

The optional guaranteed minimum income benefit ("GMIB") rider assures you of a minimum level of income in the future by guaranteeing you a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a GMIB payment option. Furthermore, if you elect the guaranteed minimum payment option, you will be guaranteed a minimum level of payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The GMIB will not be issued if you are 81 years old or older.

You can annuitize under the GMIB (subject to the conditions described below) at the greater of the account value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If you add the GMIB in the first contract year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the contract) is the total purchase payments paid less any prior withdrawals. If you add the GMIB after the first contract year, the minimum annuitization value on the rider date is the account value.

After the rider date, the minimum annuitization value is equal to the greater of:

.. the greater of the minimum annuitization value on the Rider Date or the largest account value on any rider anniversary, prior to the earlier of any owner's or annuitant's 86th birthday, adjusted for any subsequent purchase payments (less the sum of all subsequent withdrawals adjusted as described below and any premium taxes); or
.. the minimum annuitization value on the rider date, plus the sum of all purchase payments received after the rider date, less withdrawals (adjusted as described below) and premium taxes, plus interest thereon, equal to the annual effective interest rate specified on page one of the rider, up to:
  a) the rider anniversary prior to the earlier of any owner's or annuitant's 86th birthday; or
  b) the date the sum of all purchase payments, (less the sum of all adjusted withdrawals and premium taxes), together with credited interest, has grown to two times the amount of all purchase payments, (less all adjusted withdrawals and premium taxes) as a result of such interest accumulation, if earlier.

Please note that if you annuitize using the GMIB on any date other than the 30-day period following a rider anniversary, there may be a downward adjustment to your minimum annuitization value. However, if you annuitize within the 30-day period following any rider anniversary, no

                This Prospectus Supplement must be accompanied
                             by the Prospectus for
  The Dreyfus/Transamerica Triple Advantage(R) Variable Annuity dated May 1,
                                     2002
adjustment will be made. (See "Minimum Annuitization Value Adjustment" below.)

Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. (See the SAI for more information.)

The minimum annuitization value may only be used to annuitize using the GMIB payment options and may not be used with any of the other annuity payment options listed in the prospectus. The GMIB payment options are:

..  Life Income - An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
..  Joint and Full Survivor - An election may be made for "No Period Certain" or
   "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:

IF:
..  You chose Life Income with No Period Certain or Joint and Full Survivor with
   No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the GMIB before the 7th rider anniversary, the first payment will be calculated with an annuity factor age adjustment. (See "Annuity Factor Age Adjustment" below.)

Minimum Annuitization Value Adjustment. If you annuitize under the GMIB on any date after a 30-day period following a rider anniversary, the minimum annuitization value will be adjusted downward if your account value (plus any purchase payments made and minus any amounts withdrawn from your account value since the last rider anniversary) is less than the account value on the last rider anniversary or Rider Date (plus any purchase payments made and minus any amounts withdrawn from your account value since the last rider anniversary or Rider Date).

The adjusted minimum annuitization value will equal:
..  the account value on the date you annuitize; plus
..  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
.. the account value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
.. you annuitize within 30 days following a rider anniversary; or .. your account value (plus any purchase payments made and minus any amounts withdrawn from your account value since the last rider anniversary) is more than the account value on last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the GMIB before the 7th rider anniversary, the first payment will be calculated with an annuity factor age adjustment resulting in lower payments than if an annuity factor age adjustment was not used. (See the SAI for information concerning the calculation of the initial payment.) The age adjustment shown in the table below should be subtracted from your current age. The age adjustment is as follows:

   Number of Years
      Since the
     Rider Date                                                 Age Adjustment
------------------------------------------------------------------------------
         0-1                                                          7
         1-2                                                          6
         2-3                                                          5
         3-4                                                          4
         4-5                                                          3
         5-6                                                          2
         6-7                                                          1
          7                                                           0

Please note that the minimum annuitization value is used solely to calculate the GMIB annuity payments. The GMIB does not establish or guarantee account value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the account value at otherwise applicable adjusted annuity factors. Therefore, the GMIB should be regarded as a safety net. The costs of annuitizing under the GMIB include the guaranteed minimum payment fee (if the guaranteed minimum payment option is elected), and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may also include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.

Benefits and fees under the GMIB rider (the rider fee and the guaranteed minimum payment fee) are guaranteed not to change after the rider is added. However, all of these benefits and fees may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the account value at any time before your 88th birthday. For your convenience, we will put the last date to upgrade on page one of the rider.
If you upgrade:
..  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and .. the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your account value exceeds your minimum annuitization value at that time.


Conditions of Exercise of the Guaranteed Minimum Income Benefit. You can annuitize using the GMIB at any time. You cannot, however, annuitize using the GMIB after your 95th birthday. For your convenience, we will put the last date to annuitize using the GMIB on page one of the rider.

Note Carefully:

.. If you annuitize at any time other than within a 30-day period following a rider anniversary, there may be a negative adjustment to your minimum annuitization value. (See "Minimum Annuitization Value Adjustment.")
.. If you annuitize before the 7th rider anniversary there will be an annuity factor age adjustment. (See "Annuity Factor Age Adjustment.")

Guaranteed Minimum Payment Option. If you choose the guaranteed minimum payment option on the election date, annuity payments are guaranteed to never be less than the initial payment. (See the SAI for information concerning the calculation of the initial payment.) The payments will also be "stabilized" or held constant during each year.

During the first year after annuitizing using the guaranteed minimum payment option, each stabilized payment will equal the initial payment. On each anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that year. The stabilized payment on each anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. (See the SAI for additional information concerning stabilized payments.)

Guaranteed Minimum Income Benefit Rider Fee. A rider fee, currently 0.45% of the minimum annuitization value on the contract anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete withdrawal. The rider fee is deducted from each variable investment option in proportion to the amount of account value in each subaccount.

Guaranteed Minimum Payment Option Fee. A guaranteed minimum payment option fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the GMIB rider and choose the guaranteed minimum payment option. The guaranteed payment fee is included on page one of the rider.

Termination. The GMIB will terminate upon the earliest of the following:
..  the date we receive written notice from you requesting termination of the
   GMIB;
.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the GMIB and you select the guaranteed minimum payment option);
..  upgrade of the minimum annuitization value (although we will issue a new rider to you );
..  termination of your contract; or
.. 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                       STATEMENT OF ADDITIONAL INFORMATION

                    DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE(R)
                                VARIABLE ANNUITY

                                 Issued through

                             SEPARATE ACCOUNT VA-2L

                                   Offered by

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage(R) Variable Annuity offered by Transamerica Occidental Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2002 by calling 1-877-717-8861, or by writing to the Annuity Service Center, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.


This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the contract and the underlying fund portfolios.

Dated: May 1, 2002

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS...........................................................  3
THE CONTRACT--GENERAL PROVISIONS............................................  5
     Owner..................................................................  5
     Entire Contract........................................................  5
     Misstatement of Age or Sex.............................................  5
     Addition, Deletion or Substitution of Investments......................  6
     Excess Interest Adjustment.............................................  6
     Reallocation of Variable Annuity Units After the Annuity Date.......... 10
     Annuity Payment Options................................................ 10
     Death Benefit.......................................................... 11
     Death of Owner......................................................... 13
     Assignment............................................................. 14
     Evidence of Survival................................................... 14
     Non-Participating...................................................... 14
     Amendments............................................................. 14
     Employee and Agent Purchases........................................... 14
     Present Value of Future Variable Payments.............................. 14
     Stabilized Payments.................................................... 15
CERTAIN FEDERAL INCOME TAX CONSEQUENCES..................................... 15
     Tax Status of the Contract ............................................ 16
     Taxation of Transamerica............................................... 19
INVESTMENT EXPERIENCE....................................................... 19
     Variable Accumulation Units............................................ 19
     Variable Annuity Unit Value and Annuity Payment Rates.................. 21
GUARANTEED MINIMUM INCOME BENEFIT--ADDITIONAL INFORMATION................... 23
TAX RELIEF RIDER--ADDITIONAL INFORMATION.................................... 25
HISTORICAL PERFORMANCE DATA................................................. 25
     Money Market Yields.................................................... 25
     Other Subaccount Yields................................................ 26
     Total Returns.......................................................... 27
     Other Performance Data................................................. 27
     Adjusted Historical Performance Data................................... 28
PUBLISHED RATINGS........................................................... 28
STATE REGULATION OF TRANSAMERICA............................................ 28
ADMINISTRATION.............................................................. 28
RECORDS AND REPORTS......................................................... 28
DISTRIBUTION OF THE CONTRACTS............................................... 29
VOTING RIGHTS............................................................... 29
OTHER PRODUCTS.............................................................. 29
CUSTODY OF ASSETS........................................................... 30
LEGAL MATTERS............................................................... 30
INDEPENDENT AUDITORS........................................................ 30
OTHER INFORMATION........................................................... 30
FINANCIAL STATEMENTS........................................................ 30

                                GLOSSARY OF TERMS

Account Value--On or before the annuity date, the account value is equal to the owner's:
..    purchase payments; minus
..    partial surrenders (including the net effect any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
..    interest credited in the fixed account; plus
..    accumulated gains in the variable account; minus
..    losses in the variable account; minus

..    service charges, premium taxes, rider fees, and transfer fees and any other charges, if any.


Adjusted Account Value--An amount equal to the account value increased or decreased by any excess interest adjustments.

Administrative and Service Office--Annuity Service Center, Transamerica Occidental Life Insurance Company, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person whose life any annuity payments involving life contingencies will continue.


Annuity Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than the last day of the contract month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment--An amount paid by Transamerica at regular intervals to the annuitant and/or any other payee specified by the owner. It may be on a variable or fixed basis.

Beneficiary--The person who has the right to the death benefit as set forth in the contract.


Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The adjusted account value less any applicable surrender charge and any rider fees (imposed upon surrender).

Code--The Internal Revenue Code of 1986, as amended.

Contract Year--A contract year begins on the date in which the contract becomes effective and on each contract anniversary thereof.

Enrollment form--A written application, order form, or any other information received electronically or otherwise upon which the contract is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) applied to the annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the contract that are part of Transamerica's general assets and which are not in the variable account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Contract--A contract other than a qualified contract.

Owner--The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity date is the person designated as the owner or a successor owner in the information that we require to issue a contract.

Purchase Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the contract.

Qualified Contract--A contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Service Charge--An annual charge on each contract anniversary (and a charge at the time of surrender during any contract year) for contract maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the account value.

Subaccount--A subdivision within the variable account, the assets of which are invested in a specified portfolio of the underlying fund portfolios.


Surrender Charge--A percentage of each purchase payment in an amount from 7% to 0% depending upon the length of time from the date of each purchase payment. The surrender charge is assessed on full or partial surrenders from the contract. The surrender charge may also be referred to as a "contingent deferred sales charge."

Variable Account--Separate Account VA-2L, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), as amended, to which purchase payments under the contracts may be allocated.


Variable Accumulation Unit--An accounting unit of measure used to determine the account value in the variable account before the annuity date.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the variable account.

Variable Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Valuation Period--The period of time from one determination of variable accumulation unit values and variable annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract, which may be of interest to a prospective purchaser.

                        THE CONTRACT--GENERAL PROVISIONS


Owner

The contract shall belong to the owner upon issuance of the contract after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the contract; (2) surrender the contract; (3) amend or modify the contract with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the contract, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner,
--------------
primary beneficiary or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the contract. It may be necessary to open a probate estate in order to exercise ownership rights to the contract.


The owner may change the ownership of the contract in a written notice. When this change takes effect, all rights of ownership in the contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

Entire Contract

The contract, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the contract to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the variable account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount2 and to substitute shares of another underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable annuity contracts on the basis of your requests.


New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.


In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the contracts to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or subatitute a new fund for an existing fund.


Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted account value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the contract's minimum guaranteed effective annual interest rate (currently 2% per year). Also, upon full surrender the cash value attributable to the fixed account will not be less than 90% of your fixed account purchase payments and transfers to the fixed account accumulated at 3% per year less surrenders and transfers. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

                                S* (G-C)* (M/12)

S = Gross amount being surrendered that is subject to the excess interest adjustment

G  =  Guaranteed interest rate in effect for the contract

C = Current guaranteed interest rate then being offered on new purchase payments for the next longer option period than "M". If this contract form or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

M = Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*  =  multiplication

/\ =  exponentiation

                                        Example 1 (Full Surrender, rates increase by 3%):

---------------------------------------------------------------------------------------------------------------------------
Single purchase payment:                                      $50,000.00
---------------------------------------------------------------------------------------------------------------------------
Guarantee period:                                             5 Years
---------------------------------------------------------------------------------------------------------------------------
Guarantee rate:                                               5.50% per annum
---------------------------------------------------------------------------------------------------------------------------
Surrender:                                                    Middle of annuity year 2
---------------------------------------------------------------------------------------------------------------------------
Policy value at middle of annuity  year 2                     = 50,000.00 * (1.055) /\ 1.5 = 54,181.21
---------------------------------------------------------------------------------------------------------------------------
Cumulative Earnings                                           = 54,181.21 - 50,000.00 = 4,181.21
---------------------------------------------------------------------------------------------------------------------------
10% of Purchase Payments                                      = 50,000.00 * .10 = 5,000.00
---------------------------------------------------------------------------------------------------------------------------
Penalty free amount at middle of annuity year 2               = 5,000.00
---------------------------------------------------------------------------------------------------------------------------
Amount free of excess interest adjustment                     = 4,181.21
---------------------------------------------------------------------------------------------------------------------------
Amount subject to excess interest adjustment                  = 54,181.21 - 4,181.21 = 50,000.00
---------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment floor                              = 50,000.00 * (1.02) /\ 1.5 = 51,507.48
---------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment
---------------------------------------------------------------------------------------------------------------------------
G = .055
---------------------------------------------------------------------------------------------------------------------------
C = .085
---------------------------------------------------------------------------------------------------------------------------
M = 42
---------------------------------------------------------------------------------------------------------------------------
Excess interest adjustment                                    = S* (G-C)* (M/12)
---------------------------------------------------------------------------------------------------------------------------
                                                              = 50,000.00 * (.055-.085) * (42/12)
---------------------------------------------------------------------------------------------------------------------------
                                                              = -5,250.00, but excess interest adjustment cannot
                                                              cause the adjusted account value to fall below the
                                                              excess interest adjustment floor, so the adjustment
                                                              is limited to 51,507.48 - 54,181.21 = -2,673.73
---------------------------------------------------------------------------------------------------------------------------
Adjusted account value                                        = account value + excess interest adjustment
                                                              = 54,181.21 + (-2,673.73) = 51,507.48
---------------------------------------------------------------------------------------------------------------------------
Portion of penalty-free amount which is deducted from         = cumulative earnings
cumulative earnings                                           = 4,181.21
---------------------------------------------------------------------------------------------------------------------------
Portion of penalty-free amount which is deducted from         = 5,000 - 4,181.21
purchase payments                                             = 818.79
---------------------------------------------------------------------------------------------------------------------------
Surrender charges                                             = (50,000.00 - 818.79)* .07 = 3,442.68
---------------------------------------------------------------------------------------------------------------------------
Net surrender value at middle of contract year 2              = 51,507.48 - 3,442.68 = 48,064.80
---------------------------------------------------------------------------------------------------------------------------
Net surrender value minimum                                   = 90% x 50,000 x 1.03 /\ (l.5) = 47,040.11
---------------------------------------------------------------------------------------------------------------------------
The net surrender value of $48,064.80 is greater than the minimum of $47,040.11
---------------------------------------------------------------------------------------------------------------------------

                Example 2 (Full Surrender, rates decrease by 1%):



-------------------------------------------------------------------------------------------------------------------------
  Single purchase payment:                                     $50,000.00
-------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                            5 Years
-------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                              5.50% per annum
-------------------------------------------------------------------------------------------------------------------------
  Surrender:                                                   Middle of contract year 2
-------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of contract year 2                    = 50,000.00 * (1.055) /\ 1.5 = 54,181.21
-------------------------------------------------------------------------------------------------------------------------
   Cumulative Earnings                                         = 54,181.21 - 50,000.00 = 4,181.21
-------------------------------------------------------------------------------------------------------------------------
  10% of Purchase Payment                                      = 50,000.00 * .10 = 5,000.00
-------------------------------------------------------------------------------------------------------------------------
  Penalty free amount at middle of contract year 2             = 5,000.00
-------------------------------------------------------------------------------------------------------------------------
   Amount free of excess interest adjustment                   = 4,181.21
-------------------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment                 = 54,181.21 - 4,181.21 = 50,000.00
-------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                             = 50,000.00 * (1.02) /\ 1.5 = 51,507.48
-------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
-------------------------------------------------------------------------------------------------------------------------
  G = .055
-------------------------------------------------------------------------------------------------------------------------
  C = .045
-------------------------------------------------------------------------------------------------------------------------
  M = 42
-------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                   = S* (G-C)* (M/12)
-------------------------------------------------------------------------------------------------------------------------
                                                               = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
-------------------------------------------------------------------------------------------------------------------------
  Adjusted account value                                       = 54,181.21 + 1,750.00 = 55,931.21
-------------------------------------------------------------------------------------------------------------------------
  Portion of penalty-free amount which is deducted from        = cumulative earnings
  cumulative earnings                                          = 4,181.21
-------------------------------------------------------------------------------------------------------------------------
  Portion of penalty-free amount which is deducted from        = 5,000.00 - 4,181.21
  purchase payments                                            = 818.79
-------------------------------------------------------------------------------------------------------------------------
  Surrender charges                                            = (50,000.00 - 818.79) * .07 = 3,442.68
-------------------------------------------------------------------------------------------------------------------------
  Net surrender value at middle of contract year 2             = 55,931.21 - 3,442.68 = 52,488.53
-------------------------------------------------------------------------------------------------------------------------
  Net surrender value minimum                                  = 90% x 50,000 x 1.03 /\ (l.5) = 47,040.11
-------------------------------------------------------------------------------------------------------------------------
  The net surrender value of 52,448.53 is greater than the minimum of 47,040.11
-------------------------------------------------------------------------------------------------------------------------

On a partial surrender, Transamerica will pay the owner the full amount of surrender requested (as long as the account value is sufficient). Amounts surrendered will reduce the account value by an amount equal to:

                                   R - E + SC

R   = the requested partial surrender;
E   = the excess interest adjustment; and
SC  = the surrender charges on (EPW - E); where
EPW = the excess partial surrender amount.

              Example 3 (Partial Surrender, rates increase by 1%):


------------------------------------------------------------------------------------------------------------------------------
  Single purchase payment:                                 $50,000.00
------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                        5 Years
------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                          5.50% per annum
------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                       $20,000 (requested withdrawal amount after penalties); middle of contract year 2
------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of contract year 2                = 50,000.00 * (1.055) /\ 1.5 = 54,181.21
------------------------------------------------------------------------------------------------------------------------------
   Cumulative Earnings                                     = 54,181.21 - 50,000.00 = 4,181.21
------------------------------------------------------------------------------------------------------------------------------
  10% of Purchase Payment                                  = 50,000.00 * .10 = 5,000.00
------------------------------------------------------------------------------------------------------------------------------
  Penalty free amount at middle of contract year 2         = 5,000.00
------------------------------------------------------------------------------------------------------------------------------
   Amount free of excess interest adjustment               = 4,181.21
------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment/surrender charge
------------------------------------------------------------------------------------------------------------------------------
    S  = 20,000 - 4,181.21 = 15,818.79
------------------------------------------------------------------------------------------------------------------------------
    G = .055
------------------------------------------------------------------------------------------------------------------------------
    C = .065
------------------------------------------------------------------------------------------------------------------------------
    M = 42
------------------------------------------------------------------------------------------------------------------------------
    E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
------------------------------------------------------------------------------------------------------------------------------
    EPW = 20,000.00 - 5,000.00 = 15,000.00
------------------------------------------------------------------------------------------------------------------------------
  To receive the full $20,000 partial surrender amount, we
  must "gross-up" the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 - surrender charge), New EPW
  - 15,000/(1 - .07) = 16,129.03
------------------------------------------------------------------------------------------------------------------------------
    SC  = .07 * (16,129.03 - (-553.66) = 1,167.79
------------------------------------------------------------------------------------------------------------------------------
  Remaining account value at middle of contract year 2       = 54,181.21 - (R - E + surrender charge)
------------------------------------------------------------------------------------------------------------------------------
                                                             = 54,181.21 - (20,000.00 - (-553.66) + 1,167.79) = 32,459.76
------------------------------------------------------------------------------------------------------------------------------

              Example 4 (Partial Surrender, rates decrease by 1%):


-------------------------------------------------------------------------------------------------------------------------------
  Single purchase payment:                                     $50,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                            5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                              5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                           $20,000; middle of contract year 2
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of contract year 2                    = 50,000.00 * (1.055) /\ 1.5 = 54,181.21
-------------------------------------------------------------------------------------------------------------------------------
   Cumulative Earnings                                         = 54,181.21 - 50,000.00 = 4,181.21
-------------------------------------------------------------------------------------------------------------------------------
   10% of Purchase Payment                                     = 50,000.00 * .10 = 5,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Penalty free amount at middle of contract year 2             = 5,000.00
-------------------------------------------------------------------------------------------------------------------------------
   Amount free of excess interest adjustment                   = 4,181.21
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment/surrender charge
-------------------------------------------------------------------------------------------------------------------------------
    S = 20,000 - 4,181.21 = 15,818.79
-------------------------------------------------------------------------------------------------------------------------------
    G = .055
-------------------------------------------------------------------------------------------------------------------------------
    C = .045
-------------------------------------------------------------------------------------------------------------------------------
    M = 42
-------------------------------------------------------------------------------------------------------------------------------
    E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
-------------------------------------------------------------------------------------------------------------------------------
    EPW = 20,000.00 - 5,000.00 = 15,000.00
-------------------------------------------------------------------------------------------------------------------------------
  To receive the full $20,000 partial surrender amount, we must "gross-up" the
  EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 - surrender charge).
  New EPW = 15,000/(1 - .07) = 16,129.03
-------------------------------------------------------------------------------------------------------------------------------
    SC  = .07 * (16,129.03 - 553.66) = 1,090.28
-------------------------------------------------------------------------------------------------------------------------------
  Remaining account value at middle of contract year 2           = 54,181.21 - (R - E + surrender charge)
-------------------------------------------------------------------------------------------------------------------------------
                                                                 = 54,181.21 - (20,000.00 - 553.66 + 1,090.28) = 33,644.59
-------------------------------------------------------------------------------------------------------------------------------



Reallocation of Variable Annuity Units After the Annuity Date



After the annuity date, you may reallocate the value of a designated number of variable annuity units of a subaccount then credited to a contract into an equal value of variable annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the variable annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the variable annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the variable annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those variable annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of variable annuity units may be made up to four times in any given contract year.


After the annuity date, no transfers may be made from the fixed account to the variable account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Guaranteed Minimum Income Benefit or Initial Payment Guarantee. See the "Stabilized Payments" section of this SAI.

During the lifetime of the annuitant and prior to the annuity date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity date. If no election is made prior to the annuity date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted account value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing account value of the variable account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity
------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. For annuity payments (other than payments under the Guaranteed Minimum Income Benefit) the tables are based on a 5% effective annual Assumed Investment Return and the "2000 Table", using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the variable account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity date, adjusted as follows:

            Annuity Commencement Date                     Adjusted Age
            -------------------------                     ------------
                   Before 2010                             Actual Age
                    2010-2019                          Actual Age minus 1
                    2020-2026                          Actual Age minus 2
                    2027-2033                          Actual Age minus 3
                    2034-2040                          Actual Age minus 4
                   After 2040                    As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.


Determination of Additional Variable Payments. All variable annuity payments
---------------------------------------------
other than the first are calculated using variable annuity units which are credited to the contract. The number of variable annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the variable annuity unit value of that subaccount on the annuity date. The number of variable annuity units of each particular subaccount credited to the contract then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of variable annuity units of each particular subaccount credited to the contract by the variable annuity unit value for the particular subaccount on the date the payment is made.


Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
--------------------------
is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and account value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)  is the amount of the gross partial surrender;

(2) is the adjustment factor = current death benefit prior to the surrender divided by the account value prior to the surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

------------------------------------------------------------------------------------------------------------------------
                                                       Example 1
                                              (Assumed Facts for Example)
------------------------------------------------------------------------------------------------------------------------
  $75,000           current guaranteed minimum death benefit before surrender
------------------------------------------------------------------------------------------------------------------------
  $50,000           current account value before surrender
------------------------------------------------------------------------------------------------------------------------
  $75,000           current death benefit (larger of account value, cash value and guaranteed minimum death benefit)
------------------------------------------------------------------------------------------------------------------------
  6%                current surrender charge percentage
------------------------------------------------------------------------------------------------------------------------
  $15,000           Requested surrender
------------------------------------------------------------------------------------------------------------------------
  $ 5,000           Surrender charge-free amount (assumes penalty free surrender is available)
------------------------------------------------------------------------------------------------------------------------
  $10,000           excess partial surrender (amount subject to surrender charge)
------------------------------------------------------------------------------------------------------------------------
  $   100           excess interest adjustment (assumes interest rates have decreased since initial guarantee)
------------------------------------------------------------------------------------------------------------------------
  $   594           Surrender charge on (excess partial surrender less excess interest adjustment)
                    = 0.06* (10,000 - 100)
------------------------------------------------------------------------------------------------------------------------
  $10,494           Reduction in account value due to excess partial surrender = 10,000 - 100 + 594
------------------------------------------------------------------------------------------------------------------------
  $15,494           Total Gross Partial Surrender = 5,000 + 10,494
------------------------------------------------------------------------------------------------------------------------
  $23,241           adjusted partial surrender = 15,494 * (75,000/50,000)
------------------------------------------------------------------------------------------------------------------------
  $51,759           New guaranteed minimum death benefit (after surrender) = 75,000 - 23,241
------------------------------------------------------------------------------------------------------------------------
  $34,506           New account value (after surrender) = 50,000 - 15,494
------------------------------------------------------------------------------------------------------------------------

Summary:
-------
Reduction in guaranteed minimum death benefit        = $23,241
Reduction in account value                           = $15,494

Note, guaranteed minimum death benefit is reduced more than the account value since the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

------------------------------------------------------------------------------------------------------------------------
                                                       Example 2
                                              (Assumed Facts for Example)
------------------------------------------------------------------------------------------------------------------------
  $50,000         current guaranteed minimum death benefit before surrender
------------------------------------------------------------------------------------------------------------------------
  $75,000         current account value before surrender
------------------------------------------------------------------------------------------------------------------------
  $75,000         current death benefit (larger of account value, cash value and guaranteed minimum death benefit)
------------------------------------------------------------------------------------------------------------------------
  6%              current surrender charge percentage
------------------------------------------------------------------------------------------------------------------------
  $15,000         requested surrender
------------------------------------------------------------------------------------------------------------------------
  $ 7,500         surrender charge-free amount (assumes penalty free surrender is available)
------------------------------------------------------------------------------------------------------------------------
  $ 7,500         excess partial surrender (amount subject to surrender charge)
------------------------------------------------------------------------------------------------------------------------
  $  -100         excess interest adjustment (assumes interest rates have increased since initial guarantee)
------------------------------------------------------------------------------------------------------------------------
  $   456         surrender charge on (excess partial surrender less excess interest adjustment)
                  = 0.06*[(7500 - (- 100)]
------------------------------------------------------------------------------------------------------------------------
  $ 8,056         reduction in account value due to excess partial surrender
                  = 7500 - (- 100) + 456 = 7500 + 100 + 456
------------------------------------------------------------------------------------------------------------------------
  $15,556         Total Gross Partial Surrender = 7,500 + 8,056
------------------------------------------------------------------------------------------------------------------------
  $15,556         adjusted partial surrender = 15,556 * (75,000/75,000)
------------------------------------------------------------------------------------------------------------------------
  $34,444         New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
------------------------------------------------------------------------------------------------------------------------
  $59,444         New account value (after surrender) = 75,000 - 15,556
------------------------------------------------------------------------------------------------------------------------

Summary:
-------
Reduction in guaranteed minimum death benefit        = $15,556
Reduction in account value                           = $15,556

Note, the guaranteed minimum death benefit and account value are reduced by the same amount since the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the contract, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity date, the
-------------------------
death benefit must (1) be distributed within five years of the date of the deceased's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased's death. If the sole beneficiary is the deceased's surviving spouse, however, such spouse may elect to continue the contract as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity date, the new owner may surrender the contract at any time for the amount of the adjusted account value. If the new owner is not the deceased owner's spouse, however, the adjusted account value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the contract as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in
-----------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designations.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity date, then the entire value of the contract must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified contracts.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the contract if your contract is a nonqualified contract. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the contract before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified contracts is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The contract will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the contract is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the contract.

Transamerica reserves the right to amend the contracts to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each purchase payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your contract anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of variable annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.


The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.


----------------------------------------------------------------------------------------------------------------------
                      Hypothetical Changes in Variable Annuity Units with Stabilized Payments*
----------------------------------------------------------------------------------------------------------------------
AIR                                           5.00%
----------------------------------------------------------------------------------------------------------------------
Life & 10 Year Certain
----------------------------------------------------------------------------------------------------------------------
Male aged 65
----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
----------------------------------------------------------------------------------------------------------------------



                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                  Annuity         Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:         January 1      400.0000       1.250000       $500.00        $500.00        0.0000        400.0000
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0000       1.252005       $500.80        $500.00        0.0041        400.0041
----------------------------------------------------------------------------------------------------------------------
                   March 1       400.0000       1.252915       $501.17        $500.00        0.0059        400.0100
----------------------------------------------------------------------------------------------------------------------
                   April 1       400.0000       1.245595       $498.24        $500.00       (0.0089)       400.0011
----------------------------------------------------------------------------------------------------------------------
                    May 1        400.0000       1.244616       $497.85        $500.00       (0.0108)       399.9903
----------------------------------------------------------------------------------------------------------------------
                    June 1       400.0000       1.239469       $495.79        $500.00       (0.0212)       399.9691
----------------------------------------------------------------------------------------------------------------------
                    July 1       400.0000       1.244217       $497.69        $500.00       (0.0115)       399.9576
----------------------------------------------------------------------------------------------------------------------
                   August 1      400.0000       1.237483       $494.99        $500.00       (0.0249)       399.9327
----------------------------------------------------------------------------------------------------------------------
                 September 1     400.0000       1.242382       $496.95        $500.00       (0.0150)       399.9177
----------------------------------------------------------------------------------------------------------------------
                  October 1      400.0000       1.242382       $496.95        $500.00       (0.0149)       399.9027
----------------------------------------------------------------------------------------------------------------------
                  November 1     400.0000       1.249210       $499.68        $500.00       (0.0016)       399.9012
----------------------------------------------------------------------------------------------------------------------
                  December 1     400.0000       1.252106       $500.84        $500.00        0.0040        399.9052
----------------------------------------------------------------------------------------------------------------------
                  January 1      399.9052       1.255106       $501.92        $501.92        0.0000        399.9052
----------------------------------------------------------------------------------------------------------------------



* Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a contract, based on the

Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract


The following discussion is based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the subaccounts. The variable account, through its underlying fund portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund portfolio company which requires the portfolios to be operated in compliance with the Treasury regulations.


Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the variable account used to support their contracts. In those circumstances, income and gains from the variable account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of variable account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contractholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of variable account assets. For example, you have the choice of more subaccounts in which to allocate premiums and account values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the variable account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the contracts as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the variable account.

Distribution Requirements. The Code requires that nonqualified contracts contain
-------------------------
specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity date, the entire interest in the contract must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity date, such owner's surviving spouse becomes the sole new owner under the contract, then the contract may be continued with the surviving spouse as the new owner. Under the certificate, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified certificates contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the certificates satisfy all such Code requirements. The provisions contained in the certificates will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a contract that is includable
-----------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified contracts, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Contracts. The qualified contract is designed for use with several
-------------------
types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age
70 1/2. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

Individual Retirement Annuities. In order to qualify as a traditional individual
-------------------------------
retirement annuity under Section 408(b) of the Code, a contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) the total purchase payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the account value; and (vii) the entire interest of the owner is nonforfeitable. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the contract as an IRA. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the contract, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
-----------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $110,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.


Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
--------------------
school systems and certain tax exempt organizations to purchase contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age
59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a)
------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. The contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
---------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
-------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the account value as of the close of the taxable year and all previous distributions under the contract over (ii) the sum of the purchase payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the contract. For these purposes, the account value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a contract where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a contract acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified contract (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity date is no later than one year from the date of the single purchase payment; instead, such contracts are taxed as described above under the heading "Taxation of Annuities."

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The variable account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the variable account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the variable account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the variable account, Transamerica may make a charge to that account.


                              INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of variable accumulation units and variable annuity units, and to determine annuity payment rates.


Variable Accumulation Units


Allocations of a purchase payment directed to a subaccount are credited in the form of variable accumulation units. Each subaccount has a distinct variable accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the variable accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the variable accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolios, expenses, and deductions of certain charges affect the value of a variable accumulation unit.


Upon allocation to the selected subaccount, purchase payments are converted into variable accumulation units of the subaccount. The number of variable accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of a variable accumulation unit for that subaccount as next determined after the purchase payment is received at the administrative and service office or, in the case of the initial purchase payment, when the enrollment form is completed, whichever is later. The value of a variable accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of a variable accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of a variable accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of a variable accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the variable accumulation unit value.


The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)  is the net result of:

     (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

     (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

     (3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c) is an amount representing the variable account charge and any optional benefit fees, if applicable.

 Illustration of Variable Account Variable Accumulation Unit Value Calculations
                     (Assumes Double Enhanced Death Benefit)

       Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =    (A + B - C) - E
                           ------------
                                D

      Where: A = The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
                 Assume                                               A = $11.57

             B = The per share amount of any dividend or capital gains
                 distribution since the end of the immediately preceding valuation period.
                 Assume                                                    B = 0

             C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                 Assume                                                    C = 0

             D = The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
                 Assume                                               D = $11.40

             E = The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.45% on an annual basis; On a daily basis, this equals .000039442.

Then, the net investment factor =  (11.57 + 0 - 0) - .000039442 = Z = 1.014872839
                                   ---------------
                                       (11.40)

   Formula and Illustration for Determining Variable Accumulation Unit Value

Variable Accumulation Unit Value = A * B

       Where: A = The variable accumulation unit value for the immediately preceding valuation period.
                  Assume......................................... = $X

              B = The net investment factor for the current valuation period.
                  Assume......................................... = Y

Then, the variable accumulation unit value = $X * Y = $Z

Variable Annuity Unit Value and Annuity Payment Rates


The amount of variable annuity payments will vary with variable annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
(a) is the variable annuity unit value for the subaccount on the immediately preceding business day;
(b) is the net investment factor for that subaccount for the valuation period;
and
(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the certificate used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
     (i) is the result of:
          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
          (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.
     (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
     (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Guaranteed Minimum Income Benefit or Initial Payment Guarantee annuity payments, the factor is 1.25% higher).


The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.


The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity date. The contract also contains a table for determining the adjusted age of the annuitant.

          Illustration of Calculations for Variable Annuity Unit Value
                          and Variable Annuity Payments



     Formula and Illustration for Determining Variable Annuity Unit Value



Variable Annuity Unit Value = A * B * C



       Where: A = variable annuity unit value for the immediately preceding valuation period

                                  Assume = $X

              B = Net investment factor for the valuation period for which the variable annuity unit value is being calculated.

                                  Assume = Y

              C = A factor to neutralize the assumed investment return of 5%
                  built into the Annuity Tables used.

                                  Assume = Z

Then, the variable annuity unit value is:


          $X * Y * Z = $Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment =             A * B
                                                     -----
                                                    $1,000

       Where: A = The adjusted account value as of the annuity date.

                                  Assume = $X

              B = The Annuity purchase rate per $1,000 of adjusted account value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.

                                  Assume = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                    1,000


 Formula and Illustration for Determining the Number of Variable Annuity Units
             Represented by Each Monthly Variable Annuity Payment



Number of variable annuity units    =       A
                                            -
                                            B


        Where: A = The dollar amount of the first monthly variable annuity payment.

                                  Assume = $X


               B = The variable annuity unit value for the valuation date on which the first monthly payment is due.


                                  Assume = $Y

Then, the number of variable annuity units =         $X = Z
                                                     --
                                                     $Y


           GUARANTEED MINIMUM INCOME BENEFIT -- ADDITIONAL INFORMATION


The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "Guaranteed Minimum Income Benefit" for a $100,000 purchase payment when annuity payments do not begin until the contract anniversary indicated in the left-hand column. These figures assume the following:


..    there were no subsequent purchase payments or surrenders;
..    there were no premium taxes;
..    the $100,000 premium is subject to the Guaranteed Minimum Income Benefit;
..    the annuitant is (or both annuitants are) 60 years old when the rider is issued;

..    the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the Guaranteed Minimum Income Benefit rider up until the minimum annuitization value reaches 200% of the purchase payments (less withdrawals));

..    there was no upgrade of the minimum annuitization value; and
..    the account value did not grow higher than an annual growth rate of 6% (no annual step-ups are factored in).

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. If the guaranteed minimum payment option is also elected at the time of annuitization, subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return). If the guaranteed minimum payment option is not elected, subsequent payments may fluctuate and may be less than the initial payment.



Life Only = Life Annuity with No Period Certain               Life 10 = Life Annuity with 10 Years Certain

---------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at
      Exercise Date                   Male                         Female                   Joint & Survivor
---------------------------------------------------------------------------------------------------------------------
                            Life Only        Life 10       Life Only      Life 10       Life Only       Life 10
---------------------------------------------------------------------------------------------------------------------
       7 (age 67)              $846           $813           $792           $774          $680            $679
---------------------------------------------------------------------------------------------------------------------
           15                 1,492           1,341          1,388         1,291          1,140          1,125
---------------------------------------------------------------------------------------------------------------------
       20 (age 80)            1,846           1,523          1,733         1,492          1,373          1,320
---------------------------------------------------------------------------------------------------------------------


This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum annuitization value as follows: Each contract year, surrenders will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the surrender multiplied by the percentage reduction in the account value resulting from the surrender.

Examples of the effect of surrenders on the minimum annuitization value are as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value at time of distribution:             $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        account value at time of distribution:                           $15,000
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $1,500
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        account value after distribution:                                $15,000 - $1,500 = $13,500
-------------------------------------------------------------------------------------------------------------------------------
         (since the account value is reduced 10% ($1,500/$15,000), the minimum annuitization value is also reduced 10%)
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value after distribution:                  $10,500 - (10% x $10,500) = $9,450
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 2
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value at time of distribution:             $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        account value at time of distribution:                           $7,500
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $1,500
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        account value after distribution:                                $7,500 - $1,500 = $6,000
-------------------------------------------------------------------------------------------------------------------------------
         (since the account value is reduced 20% ($1,500/$7,500), the minimum annuitization value is also reduced 20%)
-------------------------------------------------------------------------------------------------------------------------------
..        minimum annuitization value after distribution:                  $10,500 - (20% x $10,500) = $8,400
-------------------------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the Guaranteed Minimum Income Benefit will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the Guaranteed Minimum Income Benefit. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, and the Guaranteed Minimum Income Benefit payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table", using an assumed annuity date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts if the guaranteed minimum payment option is elected at annuitization. However, subsequent payments are guaranteed to never be less than the initial payment.


If you elect the guaranteed minimum payment option, the stabilized payment on each subsequent contract anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the variable annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a contract year is greater than the stabilized payment for that contract year, the excess will be used to purchase additional variable annuity units. Conversely, if the supportable payment at any payment date during a contract year is less than the stabilized payment for that contract year, there will be a reduction in the number of variable annuity units credited to the contract to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer variable annuity units are credited to your contract. Purchases and reductions will be allocated to each subaccount on a proportionate basis.



Transamerica bears the risk that it will need to make payments if all variable annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the variable annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed minimum payment fee will be deducted.

                   TAX RELIEF RIDER -- ADDITIONAL INFORMATION

The following example illustrates the Tax Relief Rider additional death benefit payable by this rider as well as the effect of a partial surrender on the Tax Relief Rider benefit amount.

                                                         Example 1

----------------------------------------------------------------------------------------------------------------------
account value on the rider date:                                                                    $100,000
----------------------------------------------------------------------------------------------------------------------
premiums paid after the rider date before surrender:                                                $25,000
----------------------------------------------------------------------------------------------------------------------
gross partial surrenders after the rider date:                                                      $30,000
----------------------------------------------------------------------------------------------------------------------
death benefit on date of surrender                                                                  $150,000
----------------------------------------------------------------------------------------------------------------------
rider earnings on date of surrender (death benefit - account value on rider date                    $25,000
- premiums paid after rider date = $150,000 - $100,000 - $25,000):
----------------------------------------------------------------------------------------------------------------------
amount of surrender that exceeds rider earnings ($30,000 - $25,000):                                $5,000
----------------------------------------------------------------------------------------------------------------------
base contract death benefit on the date of death benefit calculation:                               $200,000
----------------------------------------------------------------------------------------------------------------------
rider earnings (= death benefit - account value on rider date - premiums since                      $80,000
rider date + surrenders since rider date that exceeded rider earnings at time of surrender = $200,000 - $100,000 - $25,000 + $5,000):
----------------------------------------------------------------------------------------------------------------------
additional death benefit amount (= additional death benefit factor * rider earnings = 40%*          $32,000
$80,000):
----------------------------------------------------------------------------------------------------------------------
total death benefit paid (=base contract death benefit plus additional death benefit amount:        $232,000
----------------------------------------------------------------------------------------------------------------------

                                                         Example 2

----------------------------------------------------------------------------------------------------------------------
account value on the rider date:                                                                    $100,000
----------------------------------------------------------------------------------------------------------------------
premiums paid after the rider date before surrender:                                                $0
----------------------------------------------------------------------------------------------------------------------
gross partial surrenders after the rider date:                                                      $0
----------------------------------------------------------------------------------------------------------------------
base contract death benefit on the date of death benefit calculation:                               $75,000
----------------------------------------------------------------------------------------------------------------------
rider earnings = (death benefit - account value on rider date - premiums since                      $0
rider date + surrenders since rider date that exceeded rider earnings at time of surrender = $75,000 - $100,000 - $0 + $0):
----------------------------------------------------------------------------------------------------------------------
additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):     $0
----------------------------------------------------------------------------------------------------------------------
total death benefit paid (=base contract death benefit plus additional death benefit amount):       $75,000
----------------------------------------------------------------------------------------------------------------------


                           HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount, which invests in the Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of hypothetical account having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

                    Current Yield = ((NCS * ES)/UV) * (365/7)

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES  = Per unit expenses of the subaccount for the 7-day period.
UV  = The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of purchase payments surrendered based on the number of years since the purchase payment was made. However, surrender charges will not be assessed after the seventh policy year.


Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES  = Per unit expenses of the subaccount for the 7-day period.
UV  = The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2001, the yield of the Money Market Subaccount was 0.57%, and the effective yield was 0.57% for the Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit. There is no yield or effective yield for the Double Enhanced Death Benefit or Return of Premium Death Benefit for the seven days ended December 31, 2001, because those death benefits were not available during that period.


Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                 Yield = 2 * ((((NI - ES)/(U - UV)) + 1)/6/ -1)

Where:
NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES = Expenses of the subaccount for the 30-day period.
U  = The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30-day period.


Because of the charges and deductions imposed by the variable account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.


The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the variable account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:


                                P (1 + T)/N/ = ERV

Where:
T   = The average annual total return net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   = A hypothetical initial payment of $1,000.
N   = The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.


                               CTR = (ERV / P)-1

Where:
CTR = The cumulative total return net of subaccount recurring charges for the period.
ERV = The ending redeemable value of the hypothetical investment at the End of the period.
P   = A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

                                PUBLISHED RATINGS


Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on or investment performance of assets held in the variable account or of the safety or riskiness of an investment in the variable account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms.


                        STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

Transamerica performs administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                          DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and Transamerica does not anticipate discontinuing the offering of the contracts, however, Transamerica reserves the right to do so.

Prior to May 1, 2002, the co-principal underwriters of the contracts were Transamerica Securities Sales Corporation ("TSSC") and Transamerica Financial Resources, Inc. ("TFR"). During fiscal years 2001, 2000 and 1999, $15,913,242.07, $40,610,303.06 and $17,147,205.77, respectively, in commissions was paid to TSSC and TFR as co-underwriters of the contracts; no amounts were retained by TSSC or TFR. As of May 1, 2002, AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts.


                                  VOTING RIGHTS


To the extent required by law, Transamerica will vote the underlying fund portfolios' shares held by the variable account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.


Before the annuity date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person's number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.


Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

Transamerica makes other variable annuity contracts available that may also be funded through the variable account. These variable annuity contracts may have different features, such as different investment options or charges.

                                CUSTODY OF ASSETS


Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the variable account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.


                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts.

                              INDEPENDENT AUDITORS


The statutory-basis financial statements and schedules of Transamerica Occidental Life Insurance Company as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of certain subaccounts of Separate Account VA-2L, which are available for investment by the Dreyfus/Transamerica Triple Advantage(R) Variable Annuity contract owners as of December 31, 2000, and for the periods indicated thereon, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.


                                OTHER INFORMATION


A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS

The values of your interest in the variable account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA-2L, which are available for investment by the Dreyfus/Transamerica Triple Advantage(R) Variable Annuity contract owners, are contained herein. The statutory-basis financial statements of Transamerica Occidental Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the variable account.

Financial Statements

Transamerica Occidental Life Insurance Company
Years Ended December 31, 2001, 2000, and 1999

                 Transamerica Occidental Life Insurance Company

                     Financial Statements - Statutory Basis

                  Years Ended December 31, 2001, 2000, and 1999

                                    Contents

Report of Independent Auditors........................................................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis......................................................................   3
Statements of Operations - Statutory Basis............................................................   5
Statements of Changes in Capital and Surplus - Statutory Basis........................................   7
Statements of Cash Flow - Statutory Basis.............................................................   8
Notes to Financial Statements - Statutory Basis.......................................................  10

Statutory-Basis Financial Statement Schedules

Schedule I - Summary of Investments - Other Than Investments in Related Parties.......................  45
Schedule III - Supplementary Insurance Information....................................................  46
Schedule IV - Reinsurance.............................................................................  47

                         Report of Independent Auditors

The Board of Directors
Transamerica Occidental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Occidental Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 2 to the financial statements, in 2001 Transamerica Occidental Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                 Transamerica Occidental Life Insurance Company

                        Balance Sheets - Statutory Basis
               (Dollars in Thousands, Except per Share Amounts)

                                                                                     December 31
                                                                                2001             2000
                                                                             ----------------------------
Admitted assets
Cash and invested assets:
   Bonds                                                                     $13,994,027      $14,404,438
   Preferred stocks:
     Affiliated entities                                                           1,068            1,740
     Other                                                                        71,829           77,603
   Common stocks:
     Affiliated entities (cost: 2001 - 415,348;
       2000 - $335,248)                                                          964,082          849,503
     Other (cost: 2001 - 411,193; 2000 - $479,874)                               421,560          600,594
   Mortgage loans on real estate                                               1,691,144        1,140,481
   Real estate                                                                    85,496           96,219
   Policy loans                                                                  411,306          417,849
   Cash and short-term investments                                               172,913          100,681
   Receivables for securities                                                          -            4,454
   Net short-term notes receivable from affiliates                               114,795           23,702
   Other invested assets                                                         601,144          278,629
                                                                             ----------------------------
Total cash and invested assets                                                18,529,364       17,995,893

Federal and foreign income tax recoverable                                        40,456                -
Net deferred income tax asset                                                    105,070                -
Accrued investment income                                                        219,386          230,386
Premiums deferred and uncollected                                                243,404          215,315
Reinsurance receivable                                                           116,195          271,365
Accounts receivable                                                              103,620          159,949
General agents pension fund                                                       55,040          109,553
Funds withheld by affiliates                                                     562,853          262,448
Other admitted assets                                                            183,331          166,998
Separate account assets                                                        4,124,050        4,191,889

                                                                             ----------------------------
Total admitted assets                                                        $24,282,769      $23,603,796
                                                                             ============================

                                                                                     December 31
                                                                                 2001            2000
                                                                             ----------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                    $ 5,329,698      $ 5,341,927
     Annuity                                                                   3,755,862        3,977,426
     Accident and health                                                          74,034          125,586
   Liability for deposit-type contracts                                        4,918,103        4,217,255
   Policy and contract claim reserves
     Life                                                                         32,527          351,135
     Accident and health                                                         104,983           43,341
   Other policyholders' funds                                                     15,035           15,785
   Municipal reverse repurchase agreements                                       368,209          438,723
   Remittances and items not allocated                                           119,068          124,862
   Asset valuation reserve                                                       179,307          331,625
   Interest maintenance reserve                                                   90,208           16,139
   Funds held under coinsurance and other reinsurance treaties
                                                                               2,591,742        2,520,027
   Reinsurance in unauthorized reinsurers                                         77,809           33,682
   Commissions and expense allowances payable on reinsurance assumed
                                                                                  23,126           95,725
   Payable for securities                                                         45,946                -
   Federal and foreign income taxes payable                                            -           22,694
   Payable to affiliates                                                          20,077           26,084
   Transfers to separate accounts due or accrued                                 (81,230)         (81,118)
   Other liabilities                                                             553,937          411,833
   Separate account liabilities                                                4,004,807        4,046,600
                                                                             ----------------------------
Total liabilities                                                             22,223,248       22,059,331

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $12.50 par value, 4,000,000 shares authorized,
     2,206,933 issued and outstanding                                             27,587           27,587
   Paid-in surplus                                                               889,600          589,600
   Unassigned surplus                                                          1,142,334          927,278
                                                                             ----------------------------
Total capital and surplus                                                      2,059,521        1,544,465
                                                                             ----------------------------
Total liabilities and capital and surplus                                    $24,282,769      $23,603,796
                                                                             ============================

See accompanying notes.

                Transamerica Occidental Life Insurance Company

                  Statements of Operations - Statutory Basis
                            (Dollars in Thousands)

                                                                       Year Ended December 31
                                                                2001            2000            1999
                                                          -------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                     $1,176,575      $1,270,078      $1,192,299
     Annuity                                                     492,944       1,179,915         681,901
     Accident and health                                          66,672         118,827          57,531
   Net investment income                                       1,194,667       1,108,214       1,125,042
   Amortization of interest maintenance reserve                      629          (2,359)          4,739
   Commissions and expense allowances on reinsurance
     ceded                                                       308,252         415,788         469,910
   Income from fees associated with investment
     management, administration and contract guarantees
     for separate accounts                                        34,348          36,536          16,821
   Other income                                                  232,625         153,589         528,952
                                                          -------------------------------------------------
                                                               3,506,712       4,280,588       4,077,195
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health                                562,473         723,471         402,475
     Surrender benefits                                        1,231,866       1,136,953         694,766
     Other benefits                                              721,076         924,707         935,940
     Increase (decrease) in aggregate reserves for
       policies and contracts:
         Life                                                    423,176         328,852         392,921
         Annuity                                                (175,893)       (181,511)       (145,685)
         Accident and health                                     (30,092)         (3,632)         19,578
         Other                                                         -          10,792          (7,225)
                                                          -------------------------------------------------
                                                               2,732,606       2,939,632       2,292,770
   Insurance expenses:
     Commissions                                                 481,455         680,635         691,802
     General insurance expenses                                  249,466         331,316         272,168
     Taxes, licenses and fees                                     33,889          42,636          53,309
     Net transfer to (from) separate accounts                    (42,615)        175,350          50,572
     Reinsurance reserve adjustments                                   -          47,887         509,668
     Other                                                         6,229         138,410          22,767
                                                          -------------------------------------------------
                                                                 728,424       1,416,234       1,600,286
                                                          -------------------------------------------------
                                                               3,461,030       4,355,866       3,893,056
                                                          -------------------------------------------------
Gain (loss) from operations before dividends to
   policyholders, federal income tax expense
   (benefit) and net realized capital gains                       45,682         (75,278)        184,139

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

                                                                       Year Ended December 31
                                                                2001            2000            1999
                                                          -------------------------------------------------
Dividends to policyholders                                   $     9,073     $     9,377     $     9,294
                                                          -------------------------------------------------
Gain (loss) from operations before federal income tax
   expense (benefit) and net realized capital gains               36,609         (84,655)        174,845
Federal income tax expense (benefit)                             (11,575)          6,152          30,330
                                                          -------------------------------------------------
Gain (loss) from operations before net realized capital
   gains on investments                                           48,184         (90,807)        144,515
Net realized capital gains on investments (net of related
   federal income taxes and amounts transferred from/to
   interest maintenance reserve)                                  13,610         292,197          17,515
                                                          -------------------------------------------------
Net income                                                   $    61,794     $   201,390     $   162,030
                                                          =================================================

See accompanying notes.

                 Transamerica Occidental Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in Thousands)

                                               Common Stock    Paid-in       Unassigned    Total Capital
                                                               Surplus        Surplus       and Surplus
                                              -------------------------------------------------------------
Balance at January 1, 1999                        $27,587       $372,538      $1,444,037     $1,844,162
   Net income                                           -              -         162,030        162,030
   Change in non-admitted assets                        -              -          (2,824)        (2,824)
   Change in unrealized capital gains                   -              -         119,420        119,420
   Change in asset valuation reserve                    -              -        (178,342)      (178,342)
   Dividend to stockholder                              -              -         (79,000)       (79,000)
   Change in liability for reinsurance in
     unauthorized companies                             -              -          (4,646)        (4,646)
   Change in surplus in separate accounts               -              -          16,637         16,637
   Change in surplus due to reinsurance                 -              -         (35,865)       (35,865)
   Prior year adjustments                               -              -         (14,710)       (14,710)
   Capital contribution                                 -        137,062               -        137,062
                                              -------------------------------------------------------------
Balance at December 31, 1999                       27,587        509,600       1,426,737      1,963,924
   Net income                                           -              -         201,390        201,390
   Change in non-admitted assets                        -              -          42,867         42,867
   Change in unrealized capital gains                   -              -        (528,752)      (528,752)
   Change in asset valuation reserve                    -              -         247,333        247,333
   Cash dividend to stockholder                         -              -        (135,000)      (135,000)
   Dividend of subsidiary to stockholder                -              -        (210,386)      (210,386)
   Change in liability for reinsurance in
     unauthorized companies                             -              -         (19,364)       (19,364)
   Change in surplus in separate accounts               -              -         (16,755)       (16,755)
   Change in surplus due to reinsurance                 -              -           9,587          9,587
   Partnership termination                              -              -         (46,671)       (46,671)
   Prior year adjustments                               -              -         (43,708)       (43,708)
   Capital contribution                                 -         80,000               -         80,000
                                              -------------------------------------------------------------
Balance at December 31, 2000                       27,587        589,600         927,278      1,544,465
   Cumulative effect of change in accounting
     principles                                         -              -          59,703         59,703
   Net income                                           -              -          61,794         61,794
   Change in non-admitted assets                        -              -          47,524         47,524
   Change in unrealized capital gains                   -              -        (110,781)      (110,781)
   Change in asset valuation reserve                    -              -         152,318        152,318
   Tax benefit on stock options exercised               -              -               2              2
   Change in liability for reinsurance in
     unauthorized companies                             -              -         (44,127)       (44,127)
   Change in surplus in separate accounts               -              -         (26,046)       (26,046)
   Change in net deferred income tax asset              -              -          60,600         60,600
   Change in surplus due to reinsurance                 -              -          10,659         10,659
   Correction of error                                  -              -           3,410          3,410
   Capital contribution                                 -        300,000               -        300,000
                                              -------------------------------------------------------------
Balance at December 31, 2001                      $27,587       $889,600      $1,142,334     $2,059,521
                                              =============================================================

See accompanying notes.

                Transamerica Occidental Life Insurance Company

                   Statements of Cash Flow - Statutory Basis
                            (Dollars in Thousands)

                                                                                      Year Ended December 31
                                                                               2001               2000             1999
                                                                       ------------------------------------------------------
Operating activities
Premiums and annuity considerations                                          $1,705,802       $ 1,676,491     $    319,552
Other policy proceeds and considerations                                              -           278,093          212,546
Allowances and reserve adjustments received on reinsurance ceded                359,414           443,651        1,861,584
Investment income received                                                    1,230,605         1,119,095        1,088,846
Other income received                                                           420,057         1,851,376          141,247
Life and accident and health claims paid                                       (612,487)         (665,369)        (266,727)
Surrender benefits and other fund withdrawals paid                           (1,343,332)       (1,137,020)        (695,777)
Annuity and other benefits paid                                                (760,578)         (653,975)        (962,151)
Commissions, other expenses and taxes paid                                     (856,560)       (1,083,271)      (1,027,317)
Dividends paid to policyholders                                                  (9,189)           (9,820)          (9,136)
Federal income taxes received (paid)                                           (165,655)          208,049         (146,945)
Reinsurance reserve transfers and other                                      (1,067,197)         (546,720)        (618,898)
                                                                       ------------------------------------------------------
Net cash provided by (used in) operating activities                          (1,099,120)        1,480,580         (103,176)

Investing activities
Proceeds from investments sold, matured or repaid:
     Bonds                                                                    8,563,654         5,872,493        2,993,985
     Stocks                                                                     443,059         2,122,089          220,666
     Mortgage loans                                                             117,761            15,173           11,248
     Real estate                                                                  4,938                 -            3,050
     Other invested assets                                                       25,831             6,394              200
     Miscellaneous proceeds                                                      84,864             1,079              407
                                                                       ------------------------------------------------------
Total investment proceeds                                                     9,240,107         8,017,228        3,229,556
Income taxes paid on net realized capital gains                                 (61,074)         (178,914)               -
                                                                       ------------------------------------------------------
Net proceeds from sales, maturities, or repayments of investments             9,179,033         7,838,314        3,229,556

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

                                                                                      Year Ended December 31
                                                                               2001              2000              1999
                                                                       ------------------------------------------------------
Cost of investments acquired:
   Bonds                                                                    $(8,111,235)      $(7,506,987)     $(3,656,035)
   Stocks                                                                      (434,984)       (1,273,183)        (611,404)
   Mortgage loans                                                              (667,399)         (771,604)          (9,800)
   Real estate                                                                     (370)           (1,287)          (5,064)
   Other invested assets                                                       (398,649)         (132,908)         (35,204)
   Miscellaneous applications                                                   (40,278)           (1,242)         (93,194)
                                                                       ------------------------------------------------------
Total cost of investments acquired                                           (9,652,915)       (9,687,211)      (4,410,701)
Net decrease (increase) in policy loans                                           6,543            (8,315)           1,094
                                                                       ------------------------------------------------------
Net cost of investments acquired                                             (9,646,372)       (9,695,526)      (4,409,607)
                                                                       ------------------------------------------------------
Net cash used in investing activities                                          (467,339)       (1,857,212)      (1,180,051)

Financing and miscellaneous activities
Other cash provided:
   Capital and surplus paid-in                                                  300,000            80,000          137,062
   Deposits on deposit-type contract funds and
     other liabilities without life or disability contingencies               3,107,416                 -                -
   Other sources                                                              2,227,912         1,971,505          914,148
                                                                       ------------------------------------------------------
Total other cash provided                                                     5,635,328         2,051,505        1,051,210

Other cash applied:
   Dividends paid to stockholder                                                      -          (135,000)         (79,000)
   Withdrawals on deposit-type contract funds
     and other liabilities without life or disability contingencies          (2,720,630)                -                -
   Other applications, net                                                   (1,276,007)       (1,571,646)         (70,086)
                                                                       ------------------------------------------------------
Total other cash applied                                                     (3,996,637)       (1,706,646)        (149,086)
                                                                       ------------------------------------------------------
Net cash provided by financing and miscellaneous activities                   1,638,691           344,859          902,124
                                                                       ------------------------------------------------------
Net increase (decrease) in cash and short-term investments                       72,232           (31,773)        (381,103)

Cash and short-term investments:
   Beginning of year                                                            100,681           132,454          513,557
                                                                       ------------------------------------------------------
   End of year                                                              $   172,913       $   100,681      $   132,454
                                                                       ======================================================

See accompanying notes.

                Transamerica Occidental Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in Thousands)

                               December 31, 2001

1. Organization and Summary of Significant Accounting Policies

Transamerica Occidental Life Insurance Company (the Company) is a stock life insurance company domiciled in Iowa. The Company is a wholly-owned subsidiary of Transamerica Insurance Corporation, which is an indirect wholly-owned subsidiary of Transamerica Corporation (Transamerica). Transamerica is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. The Company has two wholly-owned insurance subsidiaries:
Transamerica Life Insurance and Annuity Company (TALIAC) and Transamerica Life Insurance Company of New York (TONY). As discussed in Note 14, in 2000, the Company transferred its entire ownership interest in its subsidiary, Transamerica Life Insurance Company of Canada, in the form of a dividend to its parent. Also in 2000, the Company was redomiciled from California to Iowa.

Nature of Business

The Company engages in providing life insurance, pension and annuity products, reinsurance, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and are distributed in 49 states.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

   Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required under GAAP.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

   Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of an other-than-temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Separate Accounts With Guarantees: Some of the Company's separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received for and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

   revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred income taxes, a

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

   deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

   Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds [except those to which the Securities Valuation Office
(SVO) of the NAIC has ascribed a value], mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies are carried at market value. Common stock of the Company's affiliated insurance subsidiaries are recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments, which are valued in

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

accordance with the NAIC Accounting Practices and Procedures Manual and Practices and Procedures Manual of the SVO. All derivative instruments are used for hedging purposes and valued on a basis consistent with the hedged item.

The Company uses swaps, interest rate caps and floors, options, swaptions and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreements is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $9,659, $1,518, and $-0-, respectively, with respect to such practices.

Premiums

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 9.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to
12.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50 "Classifications and Definitions of Insurance or Managed Care Contracts In Force." These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency, and are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $191,967, $350,784, and $255,210 in 2001, 2000, and 1999, respectively.

Other Income

Other income consists primarily of profit sharing on reinsurance ceded and reserve adjustments on ceded modified coinsurance transactions.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Prior Year Adjustments

Prior year adjustments charged directly to surplus in 2001 relate to various suspense account adjustments of $3,410. These adjustments were made to balances in existence at December 31, 2000 and this write off has been treated as a correction of an error.

Prior year adjustments charged directly to surplus in 2000 relate to expenses incurred for sales practices litigation of $8,199, the write off of software of $30,043 and suspense adjustments of $5,466. There was no overall impact to surplus resulting from the software write off as this item was previously nonadmitted.

Prior year adjustments charged directly to surplus in 1999 relate primarily to expenses incurred for sales practices litigation of $7,710 and a suspense asset adjustment of $7,000.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Iowa Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

2. Accounting Changes (continued)

result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $59,703 as of January 1, 2001. This amount was made up by the establishment of deferred income tax assets of $58,009 and investment adjustments that increased surplus by $12,724, offset by the establishment of a guaranty fund accrual of $4,317 and the establishment of a vacation accrual amount of $6,713.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Investment securities: Fair values for fixed maturity securities (including preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, other than affiliated entities, are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Interest rate floors, caps, swaps, and swaptions and currency swaps:
   Estimated fair value of interest rate floors and caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate swaps and swaptions and currency swaps, are based upon the pricing differential for similar swap agreements. The carrying value of these items is included with other invested assets on the balance sheet.

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Net short-term notes receivable from affiliates: The fair value for net short-term notes receivable from affiliates approximate their carrying value.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

   Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)


3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:

                                                                    December 31
                                                      2001                              2000
                                         -------------------------------- ---------------------------------
                                             Carrying         Fair            Carrying         Fair
                                              Amount          Value            Amount          Value
                                         -------------------------------- ---------------------------------
   Admitted assets
   Bonds                                     $13,994,027     $14,318,212      $14,404,438    $14,562,288
   Preferred stocks other than
     affiliates                                   71,829          71,781           77,603         78,621
   Common stocks other than affiliates           421,560         421,560          600,594        600,594
   Mortgage loans on real estate               1,691,144       1,725,209        1,140,481      1,170,426
   Policy loans                                  411,306         411,306          417,849        417,849
   Floors, caps, options and swaptions            20,460          23,573           47,543        109,800
   Interest rate and currency swaps               19,037          (9,528)          10,994         11,367
   Cash and short-term investments               172,913         172,913          100,681        100,681
   Net short-term notes receivable from
     affiliates                                  114,795         114,795           23,702         23,702
   Separate account assets                     4,124,050       4,124,050        4,191,889      4,191,889

   Liabilities
   Investment contract liabilities             7,129,511       7,023,710        7,275,853      7,187,031
   Separate account annuity liabilities        3,950,263       4,022,537        3,919,092      4,022,404

4. Investments

The Company's investment in common stocks of its wholly-owned subsidiaries, based on the statutory capital and surplus of the subsidiaries, is summarized as follows:

                                                                                               Carrying
                                                                             Cost               Amount
                                                                       ------------------------------------
   December 31, 2001
   TALIAC                                                                     $298,418         $931,476
   TONY                                                                         98,600           32,606
   Other                                                                        18,330                -
                                                                       ------------------------------------
                                                                              $415,348         $964,082
                                                                       ====================================

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)


4. Investments (continued)

                                                                                               Carrying
                                                                             Cost               Amount
                                                                       ------------------------------------
   December 31, 2000
   TALIAC                                                                     $238,418         $823,859
   TONY                                                                         83,600           25,470
   Other                                                                        13,230              174
                                                                       ------------------------------------
                                                                              $335,248         $849,503
                                                                       ====================================

Certain statutory basis financial information with respect to TALIAC and TONY, the Company's wholly-owned insurance subsidiaries, is as follows:

                                                                                   December 31
                                                                             2001              2000
                                                                       ------------------------------------
   Summary statutory-basis balance sheets
   Cash and investments                                                    $  17,439,047    $  15,244,044
   Other assets                                                                6,257,332        6,492,031
                                                                       ------------------------------------
   Total assets                                                               23,696,379       21,736,075

   Aggregate reserves                                                         13,332,009       11,067,366
   Other liabilities                                                           9,400,288        9,819,380
                                                                       ------------------------------------
   Total liabilities                                                          22,732,297       20,886,746
                                                                       ------------------------------------
   Total capital and surplus                                               $     964,082    $     849,329
                                                                       ====================================

                                                                          Year Ended December 31
                                                                  2001              2000           1999
                                                             -----------------------------------------------
   Summary statutory-basis statements of income
   Revenues                                                      $6,606,843        $7,429,428     $7,509,559
   Expenses and taxes                                             6,683,417         7,342,603      7,453,829
                                                             -----------------------------------------------
   Net income                                                    $ (76,574)        $   86,825     $   55,730
                                                             ===============================================

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)




4. Investments (continued)

The carrying value and estimated fair value of investments in bonds and preferred stock were as follows:

                                                                   Gross          Gross        Estimated
                                                  Carrying       Unrealized     Unrealized       Fair
                                                   Value           Gains          Losses         Value
                                              --------------------------------------------------------------
   December 31, 2001
   United States Government and agencies       $     589,852     $    5,275    $       339   $     594,788
   State, municipal and other government             241,086         21,819            840         262,065
   Public utilities                                1,277,568         51,514         21,107       1,307,975
   Industrial and miscellaneous                    8,779,383        437,071        158,900       9,057,554
   Mortgage and other asset- backed                3,106,138         61,561         71,869       3,095,830
     securities
                                              --------------------------------------------------------------
                                                  13,994,027        577,240        253,055      14,318,212

   Preferred stocks                                   71,829          1,281          1,329          71,781
                                              --------------------------------------------------------------
                                               $  14,065,856     $  578,521    $   254,384   $  14,389,993
                                              ==============================================================

   December 31, 2000
   United States Government and agencies       $     722,783     $    8,263    $       959   $     730,087
   State, municipal and other government             344,859         53,300            669         397,490
   Public utilities                                1,453,514         56,108         28,252       1,481,370
   Industrial and miscellaneous                    9,255,458        296,606        285,486       9,266,578
   Mortgage and other asset- backed
     securities                                    2,627,824         77,521         18,582       2,686,763
                                              --------------------------------------------------------------
                                                  14,404,438        491,798        333,948      14,562,288

   Preferred stocks                                   77,603          6,622          5,604          78,621
                                              --------------------------------------------------------------
                                               $  14,482,041     $  498,420    $   339,552   $  14,640,909
                                              ==============================================================


The carrying value and estimated fair value of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Estimated
                                                                           Carrying            Fair
                                                                            Amount            Value
                                                                       ------------------------------------
   Due in one year or less                                                $     349,953    $     357,115
   Due after one year through five years                                      2,601,682        2,681,159
   Due after five years through ten years                                     2,361,549        2,431,912
   Due after ten years                                                        5,574,705        5,752,196
   Mortgage and other asset-backed securities                                 3,106,138        3,095,830
                                                                       ------------------------------------
                                                                          $  13,994,027    $  14,318,212
                                                                       ====================================

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)



4. Investments (continued)

A detail of net investment income is presented below:

                                                                      Year Ended December 31
                                                            2001                2000              1999
                                                     ------------------------------------------------------
   Interest on bonds and preferred stocks                  $1,090,350        $1,068,590      $   994,418
   Dividends from common stocks                                 2,390             5,332           53,192
   Interest on mortgage loans                                 106,538            49,068           28,314
   Rental income on real estate                                25,496            30,180           28,008
   Interest on policy loans                                    28,095            22,994           27,086
   Cash and short-term investments                              9,982             5,938           10,526
   Other investment income                                      2,622            18,427           16,343
                                                     ------------------------------------------------------
                                                            1,265,473         1,200,529        1,157,887
   Less investment expenses                                   (70,806)          (92,315)         (32,845)
                                                     ------------------------------------------------------
   Net investment income                                   $1,194,667        $1,108,214      $ 1,125,042
                                                     ======================================================

Proceeds from sales and maturities of bonds and related gross realized capital gains and losses were as follows:

                                                                       Year Ended December 31
                                                             2001               2000              1999
                                                     ------------------------------------------------------
   Proceeds                                               $ 8,563,654        $5,872,493       $2,993,985
                                                     ======================================================

   Gross realized gains                                   $   221,180        $   94,531       $   46,135
   Gross realized losses                                     (200,610)         (157,019)         (43,142)
                                                     ------------------------------------------------------
   Net realized capital gains (losses)                    $    20,570        $  (62,488)      $    2,993
                                                     ======================================================


Gross realized losses in 2001 include $94,439 that relates to losses recognized on other than temporary declines in market values of debt securities.

At December 31, 2001, investments with an aggregate carrying value of $4,165 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)


4. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                           Realized
                                                     -------------------------------------------------
                                                                    Year Ended December 31
                                                            2001             2000              1999
                                                     -------------------------------------------------
   Bonds                                                  $  20,570         $ (62,488)       $  2,993
   Preferred stocks                                          (9,175)            6,124          (6,085)
   Common stocks                                             19,878           499,621          41,011
   Derivatives                                               90,144              (103)        (92,870)
   Gain from transfer of Taiwan branch (Note 15)             75,125                 -               -
   Other                                                      5,847           (16,983)          2,470
                                                     ------------------------------------------------
                                                            202,389           426,171         (52,481)

   Federal income tax effect                               (114,082)         (178,914)         71,941
   Transfer from (to) interest maintenance reserve          (74,697)           44,940          (1,945)
                                                     ------------------------------------------------
   Net realized capital gains on investments              $  13,610         $ 292,197        $ 17,515
                                                     ================================================

The derivative loss of $92,870 in 1999 primarily resulted from the net pretax loss incurred on an ineffective equity collar hedge (see Note 11).

                                                                     Change in Unrealized
                                                     ------------------------------------------------
                                                                    Year Ended December 31
                                                            2001              2000              1999
                                                     ------------------------------------------------
   Bonds                                               $      5,670         $ (10,264)     $   (5,756)
   Preferred stocks                                           2,346            (4,499)          2,271
   Common stocks                                            (75,874)         (512,790)        125,177
   Mortgage loans                                             1,745            (1,791)              -
   Derivatives                                              (36,737)            1,342               -
   Other invested assets                                     (7,931)             (750)         (2,272)
                                                     ------------------------------------------------
   Change in unrealized capital gains                  $   (110,781)        $(528,752)     $  119,420
                                                     ================================================

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)


4. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

                                                                                  December 31
                                                                             2001              2000
                                                                       -------------------------------
   Unrealized gains                                                        $   40,756         $172,202
   Unrealized losses                                                          (30,389)         (51,482)
                                                                       -------------------------------
   Net unrealized gains                                                    $   10,367         $120,720
                                                                       ===============================


During 2001, the Company issued mortgage loans with interest rates ranging from 3.90% to 8.72%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 89%. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the AVR of $12,167 and $6,792, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:


                Geographic Distribution                            Property Type Distribution
   --------------------------------------------------- ----------------------------------------------------
                                      December 31                                          December 31
                                     2001     2000                                       2001      2000
                                  --------------------                                 --------------------
   Pacific                           29%       35%     Office                             36%      38%
   South Atlantic                    25        24      Apartment                          19       18
   Middle Atlantic                   10        11      Retail                             19       18
   W. South Central                   9         5      Industrial                         17        9
   W. North Central                   8         5      Other                               9       17
   Mountain                           7         7
   E. North Central                   7         5
   New England                        3         5
   E. South Central                   2         3


The operations of the Company are subject to risk of interest rate fluctuations to the extent that there is a difference between the cash flows from the Company's interest-earning assets and the cash flows related to its liabilities. In the normal course of its

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)


4. Investments (continued)

operations, the Company hedges some of its interest rate risk with derivative financial instruments. These derivatives comprise primarily interest rate swap agreements, interest rate floor agreements, foreign currency swap agreements, call option agreements, S&P 500 call option agreements, and options to enter into interest rate swap agreements (swaptions). The Company does not use derivatives financial instruments for trading or speculative purposes, nor is the Company a party to any leveraged derivative contracts.

Interest swap agreements are intended to help the Company more closely match the cash flows received from its assets to the payments on its liabilities. The Company's interest rate swap agreements generally provide that one party pays interest at a floating rate in relation to movements in an underlying index and the other party pays interest at a fixed rate. Generally, no cash is exchanged at the outset of the contract, and no principal payments are made by either party. A single net payment is made usually by one counterparty at each settlement date. Interest rate swaps that terminate prior to maturity are generally settled for the fair value of the swap on the termination date.

Interest rate floor agreements purchased by the Company provide for the receipt of payments in the event interest rates fall below specified levels. Interest rate floors are intended to mitigate the Company's risk of reinvesting the cash flow it receives from calls, mortgage prepayments, and redemptions on its investment portfolio at lower interest rates. A single premium payment is made by the Company at the beginning of the contract. Once the interest rate floor becomes effective, if the actual rate moves below the agreed upon floor rate, the Company receives payment equal to the difference between the actual rate and the floor rate times the notional amount of the agreement.

The Company purchases swaptions to help manage the risk of interest rate fluctuations by providing an option to enter into an interest rate swap in the event of unfavorable interest rate movements. A single premium payment is made by the purchaser at the beginning of the contract. Once the option is exercised, the parties enter into an interest rate swap agreement.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)



4. Investments (continued)

payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are recognized in the financial statements when incurred.

The Company issues products which provide the customer a return based on the S&P 500 Index. The Company uses S&P 500 futures contracts and/or S&P options to hedge the option risk associated with the products. These programs require a Black-Scholes formula to be used to calculate the delta of the liability option and the delta of the futures contracts and options; the difference between the deltas must be within a specified tolerance. Futures are marked to market on a daily basis and a cash payment is made/received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company has credit risk exposure to the extent that a counterparty fails to make payment on its obligation. While the Company is exposed to credit risk in the event of nonperformance by the other party, nonperformance is not anticipated due to the credit rating of the counterparties. At December 31, 2001, all of the Company's derivative financial instruments were with financial institutions rated A or better by one or more of the major credit rating agencies.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)



4. Investments (continued)

Market risk is the risk the Company faces from a change in the market value of a derivative instrument. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk). The Company mitigates this risk by actively measuring and monitoring correlation and taking corrective action as necessary.

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off balance sheet risks, shown in notional amounts are summarized as follows:

                                                                                 Notional Amount
                                                                       ------------------------------------
                                                                               2001              2000
                                                                       ------------------------------------
   Derivative securities
   Interest rate and currency swaps:
     Receive float-pay float                                               $     68,979     $     15,833
     Receive fixed-pay float                                                  1,462,521        3,342,842
     Receive float-pay fixed                                                  1,237,938          700,742

   Interest rate floor agreements                                               508,348          500,445
   Swaptions                                                                    850,000        6,500,000
   Call options                                                                  31,399           32,199

5. Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. These reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)



5. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                              Ceded/Retroceded to           Assumed from
                                          ------------------------------------------------------
                             Direct        Affiliated   Unaffiliated   Affiliated  Unaffiliated     Net
                             Amount         Companies    Companies     Companies     Companies     Amount
                          -----------------------------------------------------------------------------------
   Year ended
     December 31, 2001:
       Premium revenue     $  2,226,471   $   262,322   $ 1,220,411   $ 248,816    $   743,637   $ 1,736,191
                          ===================================================================================

   At December 31, 2001:
     Reserves for future
       policy benefits     $ 13,376,871   $ 3,095,365   $ 3,565,994   $ 591,624    $ 1,852,458   $ 9,159,594
     Policy and contract
       claims payable           232,878        23,654       532,401       4,612        456,075       137,510
                          -----------------------------------------------------------------------------------
                           $ 13,609,749   $ 3,119,019   $ 4,098,395   $ 596,236    $ 2,308,533   $ 9,297,104
                          ===================================================================================
   Year ended
     December 31, 2000:
       Premium revenue     $  2,623,910   $   199,290   $ 1,574,257   $ 359,387    $ 1,359,070   $ 2,568,820
                          ===================================================================================

   At December 31, 2000:
     Reserves for future
       policy benefits     $ 13,558,393   $ 3,402,793   $ 3,590,670   $ 524,069    $ 2,355,940   $ 9,444,939
     Policy and contract
       claims payable           289,280        34,769       267,285       4,844        402,406       394,476
                          -----------------------------------------------------------------------------------
                           $ 13,847,673   $ 3,437,562   $ 3,857,955   $ 528,913    $ 2,758,346   $ 9,839,415
                          ===================================================================================
   Year ended
     December 31, 1999:
       Premium revenue     $  2,281,775   $   112,947   $ 2,274,338   $ 157,197    $ 1,880,044   $ 1,931,731
                          ===================================================================================

   At December 31, 1999:
     Reserves for future
       policy benefits     $ 14,241,446   $ 4,124,327   $ 3,056,908   $ 233,126    $ 2,401,859   $ 9,695,196
     Policy and contract
       claims payable           127,030        40,341       137,047       1,824        345,323       296,789
                          -----------------------------------------------------------------------------------
                           $ 14,368,476   $ 4,164,668   $ 3,193,955   $ 234,950    $ 2,747,182   $ 9,991,985
                          ===================================================================================

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)


5. Reinsurance (continued)

During 2001, the Company novated certain traditional life insurance contracts to AUSA Life Insurance Company, Inc. (AUSA), an affiliate, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by AUSA will be passed through to the Company as an experience rated refund. The Company recorded a deferred liability of $14,281 as a result of this transaction. The accretion of the deferred liability for 2001 was $1,428.

In 2000, the Company entered into a reinsurance transaction with two affiliated companies in which the Company assumed certain structured settlement liabilities on a funds withheld basis. As a result, the Company has recorded a related asset of $562,853 at December 31, 2001 and $262,448 at December 31, 2000.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The gain on the transaction of $28,967 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral from this affiliate in the form of letters of credit of $107,803, covering this reinsurance agreement and others.

6. Income Taxes

The components of the Company's net deferred income tax assets are comprised of the following:

                                                   December 31,      January 1,
                                                       2001            2001
                                                   -----------------------------

   Gross deferred income tax assets                  $419,734         $434,058
   Gross deferred income tax liabilities               83,709          158,633
   Deferred income tax assets nonadmitted             230,955          217,415
                                                   -----------------------------
   Net admitted deferred income tax asset            $105,070         $ 58,010
                                                   =============================

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)



6. Income Taxes (continued)

The main components of deferred income tax amounts, as well as the net change for the year ended December 31, 2001, are as follows:

                                                     December 31, 2001  January 1, 2001     Net Change
                                                     ------------------------------------------------------
   Deferred income tax assets:
     Nonadmitted assets                                   $  10,312         $  18,412        $  (8,100)
     Depreciable personal property                            4,986               883            4,103
     Policyholder dividend                                    4,818             4,833              (15)
     Provision for contingent experience rated
       refund                                                10,979            10,934               45
     Tax basis deferred acquisitions costs                  137,730           145,515           (7,785)
     Reserves                                               177,081           235,575          (58,494)
     Unrealized capital losses                               53,850                 -           53,850
     Other                                                   19,978            17,906            2,072
                                                     ------------------------------------------------------
   Deferred income tax assets                             $ 419,734         $ 434,058        $ (14,324)
                                                     ======================================================

   Deferred income tax assets nonadmitted                 $ 230,955         $ 217,415        $  13,540
                                                     ======================================================

   Deferred income tax liabilities:
     Partnerships                                         $   6,073         $   5,907        $     166
     Agent deferred compensation                             20,243            25,919           (5,676)
     Real estate                                              1,543             3,276           (1,733)
     (S)807(f) liabilities                                    2,807             2,992             (185)
     Separate account seed money                              5,705                 -            5,705
     Software/system development cost                         6,094            16,669          (10,575)
     Unrealized capital gains (losses)                       39,006           103,469          (64,463)
     Other                                                    2,238               401            1,837
                                                     ------------------------------------------------------
   Total deferred income tax liabilities                  $  83,709         $ 158,633        $ (74,924)
                                                     ======================================================

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

6. Income Taxes (continued)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains on investments for the following reasons:

                                                                    Year Ended December 31
                                                             2001              2000             1999
                                                     ------------------------------------------------------
   Income tax expense (benefit) computed at the
     federal statutory rate (35%)                         $ 12,813           $(29,629)       $ 61,196
       Agent deferred compensation                           5,676                  -               -
       Deferred acquisition costs - tax basis               (7,785)             6,082          13,326
       Dividends received deduction                         (2,266)            (1,420)        (17,500)
       IMR amortization                                       (220)               826               -
       Investment income items                              (4,688)                 -          (2,399)
       Prior year under accrual                             49,533             46,125          24,640
       Reinsurance adjustments                               6,093                  -         (14,442)
       Tax credits                                         (31,301)           (27,111)        (16,000)
       Tax reserve valuation                               (46,303)            11,844          (1,153)
       All other adjustments                                 6,873               (565)        (17,338)
                                                     ------------------------------------------------------
   Federal income tax expense (benefit)                   $(11,575)          $  6,152        $ 30,330
                                                     ======================================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Prior to July 21, 1999, Transamerica Occidental Life Insurance Company and includible subsidiaries were included in a life/nonlife consolidation with Transamerica Corporation.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1995. The examination fieldwork for 1996 and 1997 has been completed and a petition has been filed in the tax court. An examination is underway for 1998 and for the period from January 1 through July 21, 1999 (short tax period).

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

6. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($117,701 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $41,195.

7. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                                          December 31
                                                                              2001                            2000
                                                                 ------------------------------- -------------------------------
                                                                     Amount         Percent          Amount         Percent
                                                                 ------------------------------- -------------------------------
   Subject to discretionary withdrawal with adjustment:
       With market value adjustment                                $  2,901,417        16%        $     994,166         7%
       At book value less surrender charge                              472,377         3               537,251         4
       At market value                                                2,702,165        15             3,367,374        26
   Subject to discretionary withdrawal without adjustment             1,039,197         6             1,419,091        11
   Not subject to discretionary withdrawal provision                 10,497,679        60             6,760,644        52
                                                                 ------------------------------- -------------------------------
   Total annuity reserves and deposit liabilities                    17,612,835       100%           13,078,526       100%
                                                                                  ==============                  ==============
   Less reinsurance ceded                                            (5,065,994)                     (5,209,341)
                                                                 ----------------                ----------------
   Net annuity reserves and deposit liabilities                    $ 12,546,841                   $   7,869,185
                                                                 ================                ================

Funding agreements are included in the above table for December 31, 2001 but not included for December 31, 2000.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company is as follows:

                                                                                         Nonindexed
                                                                           Nonindexed    Guaranteed   Nonguaranteed
                                                             Guaranteed    Guaranteed       More         Separate
                                                              Indexed     Less Than 4%    Than 4%        Accounts        Total
                                                           ------------------------------------------------------------------------
   Premiums, deposits and other
     considerations for the year
     ended December 31, 2001                               $         -      $ 478,757    $ 555,299     $  190,187       $1,224,243
                                                           ========================================================================

   For accounts with assets at
     market value as of
     December 31, 2001                                     $    11,151      $ 472,869    $ 777,765     $2,660,485       $3,922,270
                                                           ========================================================================

   Reserves by withdrawal characteristics
     as of December 31, 2001:
       At market value                                     $         -      $       -    $       -     $2,613,016       $2,613,016
       Not subject to
         discretionary withdrawal                               11,151        472,869      777,765         47,469        1,309,254
                                                           ------------------------------------------------------------------------
                                                           $    11,151      $ 472,869    $ 777,765     $2,660,485       $3,922,270
                                                           ========================================================================

   Premiums, deposits and other
     considerations for the year
     ended December 31, 2000                               $         -      $       -    $       -     $  349,535       $  349,535
                                                           ========================================================================

   Reserves for separate
     accounts as of December 31, 2000                      $    17,528      $       -    $ 754,619     $3,188,901       $3,961,048
                                                           ========================================================================

   Reserves by withdrawal characteristics
     as of December 31, 2000:
       At market value                                     $         -      $       -    $       -     $3,188,901       $3,188,901
       Not subject to
         discretionary withdrawal                               17,528              -      754,619              -          772,147
                                                           ------------------------------------------------------------------------
                                                           $    17,528      $       -    $ 754,619     $3,188,901       $3,961,048
                                                           ========================================================================

Comparative information for 1999 is not available.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)



7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:

                                                                    Year Ended December 31
                                                            2001             2000              1999
                                                     ------------------------------------------------------
   Transfer as reported in the summary of
     operations of the separate accounts
     statement:
       Transfers to separate accounts                      $ 191,967         $350,784        $ 255,210
       Transfers from separate accounts                      230,254          181,133          217,729
                                                     ------------------------------------------------------
   Net transfers to separate accounts                        (38,287)         169,651           37,481
   Other reconciling adjustments                              (4,328)           5,699           13,091
                                                     ------------------------------------------------------
   Net transfers as reported in the statements
     of operations                                         $ (42,615)        $175,350        $  50,572
                                                     ======================================================

At December 31, 2001, the Company had variable annuities with guaranteed benefits as follows:

              Benefit and                        Subjected                          Amount of
             Type of Risk                      Account Value                      Reserve Held
   --------------------------------------------------------------------------------------------------------
   Guaranteed minimum income benefit
                                                    $71,147                             $315

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)




7. Policy and Contract Attributes (continued)

                                                           Gross            Loading            Net
                                                     ------------------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary first-year business                         $  78,769          $13,701          $  65,068
     Ordinary renewal business                              280,273           16,335            263,938
     Group life direct business                               4,058                -              4,058
     Reinsurance ceded                                     (104,839)               -           (104,839)
                                                     ------------------------------------------------------
                                                            258,261           30,036            228,225
   Accident and health                                       15,179                -             15,179
                                                     ------------------------------------------------------
                                                          $ 273,440          $30,036          $ 243,404
                                                     ======================================================

   December 31, 2000
   Life and annuity:
     Ordinary first-year business                         $  30,778          $17,890          $  12,888
     Ordinary renewal business                              411,229           17,145            394,084
     Group life direct business                               4,968                -              4,968
     Reinsurance ceded                                     (212,969)               -           (212,969)
                                                     ------------------------------------------------------
                                                            234,006           35,035            198,971
   Accident and health                                       16,344                -             16,344
                                                     ------------------------------------------------------
                                                          $ 250,350          $35,035          $ 215,315
                                                     ======================================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $38,795,528 and $12,725,579, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $53,483 and $125,826 to cover these deficiencies at December 31, 2001 and 2000, respectively.

8. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company's statutory surplus as of the preceding December 31, or (b) the Company's statutory gain from operations before net realized capital gains (losses) on

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)



8. Dividend Restrictions (continued)

investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $203,193.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

9. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2001, the Company sold $55,838 of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

10. Pension Plan and Other Postretirement Benefits

Beginning in 2001, the Company's employees participate in a qualified benefit plan sponsored by AEGON USA, Inc. (AEGON), an affiliate. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $3,515 for the year ended December 31, 2001. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Prior to 2001, substantially all employees were covered by noncontributory defined plans sponsored by the Company and Transamerica. The Company's total pension costs were approximately $1,100 and $800 for the years ended December 31, 2000, and 1999, respectively.

In addition to pension benefits, in 2001 the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)




10. Pension Plan and Other Postretirement Benefits (continued)

$496 for the year ended December 31, 2001. Prior to 2001, the Company participated in various contributory defined benefit programs sponsored by Transamerica that provided medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income was approximately $3,000 for each of the years ended December 31, 2000 and 1999.

11. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

Beginning in 2000, the Company receives data processing, investment advisory and management, marketing and administration services from affiliates. During 2001 and 2000, the Company paid $31,310 and $21,323, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate.

The Company received capital contributions of $300,000, $80,000 and $137,062 from its parent in 2001, 2000 and 1999, respectively.

At December 31, 2001, the Company has short-term notes receivable from affiliates of $114,795. At December 31, 2000, the Company has short-term notes receivable from affiliates of $155,000 and short-term notes payable to affiliates of $131,298. Interest on these accrue at the thirty-day commercial paper rate at the time of issuance.

In March 1999, the Company entered into an equity collar (which expired December 17, 1999), with an unrelated party to hedge the price fluctuations of their unaffiliated equity securities portfolio. In addition, Transamerica Corporation agreed to protect the Company from any ineffectiveness in the hedge that would expose the Company to loss net of tax benefit. As a result of the ineffectiveness of the collar with the unrelated party and the payment that the Company was required to make upon settlement, Transamerica Corporation made a payment of approximately $172,000 to the Company in December 1999.

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)



12. Commitments and Contingencies

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement of $8,199, and $7,710 after-tax have been incurred in 2000 and 1999, respectively, and reflected in these statements as prior period adjustments as a direct charge to unassigned surplus. Related costs incurred in 2001 were not significant. Additional costs relating to ancillary litigation are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

The Company has contingent commitments for $108,698 as of December 31, 2001 to provide additional funding for various joint ventures, partnerships, and limited liability companies.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $482,999 and $486,509, respectively in conjunction with these transactions.

At December 31, 2001, the Company had entered into multiple agreements with notional amounts of $504,704 for which it was paid a fee to provide standby letter of credit. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)




12. Commitments and Contingencies (continued)

of Life and Health Insurance Guaranty Associations (NOLHGA). Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $5,712 and $335 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $197 and $1,247 for the years ended December 31, 2001 and 2000, respectively.

13. Leases

The Company leases office buildings under various noncancelable operating lease agreements. At December 31, 2001, the future minimum aggregate rental commitments are as follows:

   2002                                                               $    5,394
   2003                                                                    5,398
   2004                                                                    5,467
   2005                                                                    5,517
   2006                                                                    5,524
   Thereafter                                                             20,207

The Company owns a building that is rented to others. Future minimum lease payments under noncancelable leasing arrangements as of December 31, 2001 are as follows:

   2002                                                               $    5,926
   2003                                                                    4,575
   2004                                                                    4,744
   2005                                                                    4,457
   2006                                                                    4,381
   Thereafter                                                             29,349

                Transamerica Occidental Life Insurance Company

                            (Dollars in Thousands)




14. Dividend of Subsidiary to Stockholder

On December 1, 2000, the Company paid a non-cash dividend to its stockholder, Transamerica Insurance Corporation, consisting of 100% of the outstanding common and preferred stock of Transamerica Life Insurance Company of Canada. The dividend of $210,386 represented the Company's statutory-basis carrying value of the stock at the time it was distributed.

15. Taiwan Branch

During 2000, the Company increased its ownership of its Taiwan branch operations to 100% through a buyout of its 60% partner, Pacific Life Insurance Ltd., for a payment of $19,192. A receivable from the partner of $35,510 was also written off in conjunction with the buy-out. Additional costs of $17,100 were incurred as a result of the scheduled termination of reinsurance treaties with three unaffiliated companies. These items were recorded as a charge to unassigned surplus on a net of tax basis.

During 2001, the Company transferred its entire interest in its Taiwan branch to AEGON N.V. Assets of $96,241 were contributed to AEGON N.V. and liabilities of $162,303 were assumed by AEGON N.V. These assets primarily consisted of invested assets and the liabilities primarily consisted of insurance reserves. In addition, AEGON N.V. also paid cash of $9,063 to the Company. The net impact of $75,125 was recognized as a realized gain.

16. Reconciliation to Insurance Department Annual Statement

The following table reconciles net income and total capital and surplus as reported in the Annual Statement filed with the Insurance Department to the amounts reported in the accompanying financial statements as of and for the year ended December 31, 2000:

                                                                                        Total Capital
                                                                          Net Income    and Surplus
                                                                       -------------------------------
   Amounts reported in Annual Statement                                    $251,510       $1,594,585
   Adjustments related to reinsurance treaties                              (97,108)         (97,108)
   Adjustments to policy and contract claim reserves                         20,000           20,000
   Tax effect of adjustments                                                 26,988           26,988
                                                                       -------------------------------
   Amounts reported herein                                                 $201,390       $1,544,465
                                                                       ===============================

There were no such reconciliation items as of and for the year ended December 31, 2001.

                                Statutory-Basis
                         Financial Statement Schedules

                Transamerica Occidental Life Insurance Company

      Summary of Investments - Other Than Investments in Related Parties
                            (Dollars in Thousands)

                               December 31, 2001

Schedule I

                                                                                        Amount at Which
                                                                                             Shown
                                                                         Market              in the
Type of Investment                                  Cost (1)             Value           Balance Sheet
-----------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States government and government
     agencies and authorities                      $     631,453      $     638,177       $     631,453
   States, municipalities and political
     subdivisions                                        464,209            491,683             464,209
   Foreign governments                                   103,840            109,718             103,840
   Public utilities                                    1,277,568          1,307,975           1,277,568
   All other corporate bonds                          11,516,957         11,770,659          11,516,957
Preferred stock                                           71,829             71,781              71,829
                                               ------------------------------------------------------------
Total fixed maturities                                14,065,856         14,389,993          14,065,856

Equity securities
Common stocks:
   Banks, trust and insurance                             58,376             51,360              51,360
   Industrial, miscellaneous and all other               352,817            370,200             370,200
                                               ------------------------------------------------------------
Total equity securities                                  411,193            421,560             421,560

Mortgage loans on real estate                          1,691,144                              1,691,144
Real estate                                               85,496                                 85,496
Policy loans                                             411,306                                411,306
Other long-term investments                              601,144                                601,144
Cash and short-term investments                          172,913                                172,913
                                               --------------------                   ---------------------
Total investments                                  $  17,439,052                          $  17,449,419
                                               ====================                   =====================

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

                Transamerica Occidental Life Insurance Company

                      Supplementary Insurance Information
                            (Dollars in Thousands)

                               December 31, 2001

Schedule III

                                                                                                Benefits,
                                                                                                  Claims
                              Future Policy              Policy and                    Net     Losses and      Other
                              Benefits and    Unearned    Contract     Premium     Investment  Settlement    Operating    Premiums
                                Expenses      Premiums  Liabilities    Revenue       Income*    Expenses     Expenses*     Written
                              -----------------------------------------------------------------------------------------------------
Year ended December 31, 2001
Individual life                $ 5,327,935    $      -   $ 200,565  $ 1,153,081  $   333,597  $ 1,067,494  $   579,700
Individual health                   16,832      33,833      13,788       60,607       12,916      (46,229)      46,837    $103,036
Group life and health               22,853       2,279     108,833       29,558          708      175,474       41,039      30,958
Annuity                          3,755,862           -    (185,676)     492,945      847,446    1,535,867      103,463
                              ------------------------------------------------------------------------------------------
                               $ 9,123,482    $ 36,112   $ 137,510  $ 1,736,191  $ 1,194,667  $ 2,732,606  $   771,039
                              ==========================================================================================

Year ended December 31, 2000
Individual life                $ 5,330,707    $      -   $ 304,132  $ 1,241,149  $   447,840  $ 1,245,378  $   919,647
Individual health                   39,295      48,256      16,298       43,836        8,517       84,424       89,362    $ 91,282
Group life and health               15,770       8,580      53,306      103,920       11,522      (55,633)     114,131      49,345
Annuity                          4,002,331           -      20,740    1,179,915      640,335    1,665,463      117,744
                              ------------------------------------------------------------------------------------------
                               $ 9,388,103    $ 56,836   $ 394,476  $ 2,568,820  $ 1,108,214  $ 2,939,632  $ 1,240,884
                              ==========================================================================================

Year ended December 31, 1999
Individual life                $ 4,988,602    $      -   $ 240,452  $   894,532  $   405,705  $   909,143  $   692,956
Individual health                   42,065      28,046      33,481      (10,184)       2,770      (33,811)      35,665    $ 80,328
Group life and health               31,586       2,616      32,963      158,775       10,967      134,414      124,689    $ 65,217
Annuity                          4,602,281           -     (10,107)     888,608      705,600    1,283,024      696,404
                              ------------------------------------------------------------------------------------------
                               $ 9,664,534    $ 30,662   $ 296,789  $ 1,931,731  $ 1,125,042  $ 2,292,770  $ 1,549,714
                              ==========================================================================================

*Allocations of net investment income and other operating expenses are based on a number of assumptions of estimates, and the results would change if different methods were applied.

                Transamerica Occidental Life Insurance Company

                                  Reinsurance
                            (Dollars in Thousands)

                               December 31, 2001

Schedule IV

                                                                       Assumed                        Percentage
                                                       Ceded to         From                          of Amount
                                         Gross          Other           Other            Net           Assumed
                                        Amount        Companies       Companies         Amount         to Net
                                    --------------------------------------------------------------------------------
Year ended December 31, 2001
Life insurance in force                $289,306,065   $310,449,745    $169,770,753    $148,627,073        114%

Premiums:
   Individual life                     $  1,550,693   $    893,635    $    496,023    $  1,153,081         43%
   Individual health                        103,036         98,013          55,584          60,607         92%
   Group life and health                     30,958         55,024          53,624          29,558        181%
   Annuity                                  541,784        436,061         387,222         492,945         79%
                                    --------------------------------------------------------------------------------
                                       $  2,226,471   $  1,482,733    $    992,453    $  1,736,191         57%
                                    ================================================================================

Year ended December 31, 2000
Life insurance in force                $277,477,021   $455,425,869    $371,149,739    $193,200,891        192%

Premiums:
   Individual life                     $  1,457,065   $  1,119,760    $    903,844    $  1,241,149         74%
   Individual health                         91,282         95,419          47,973          43,836        109%
   Group life and health                     49,345        124,268         178,843         103,920        172%
   Annuity                                1,026,218        434,100         587,797       1,179,915         49%
                                    --------------------------------------------------------------------------------
                                       $  2,623,910   $  1,773,547    $  1,718,457    $  2,568,820         67%
                                    ================================================================================

Year ended December 31, 1999
Life insurance in force                $210,134,978   $370,217,933    $354,847,683    $194,764,728        182%

Premiums:
   Individual life                     $  1,181,390   $  1,220,329    $    933,471    $    894,532        104%
   Individual health                         80,328         97,296           6,784         (10,184)         -%
   Group life and health                     65,217        247,870         341,428         158,775        215%
   Annuity                                  954,840        821,790         755,558         888,608         85%
                                    --------------------------------------------------------------------------------
                                       $  2,281,775   $  2,387,285    $  2,037,241    $  1,931,731        149%
                                    ================================================================================

Financial Statements

Separate Account VA-2L of Transamerica Occidental Life Insurance
Company - Dreyfus/Transamerica Triple Advantage Variable Annuity
Year Ended December 31, 2001

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                             Financial Statements

                         Year Ended December 31, 2001



                                   Contents


Report of Independent Auditors.....................................  1

Financial Statements

Statements of Assets and Liabilities...............................  3
Statements of Operations........................................... 21
Statements of Changes in Net Assets................................ 27
Notes to Financial Statements...................................... 38

                        Report of Independent Auditors

The Board of Directors and Contract Owners of the
Dreyfus/Transamerica Triple Advantage Variable Annuity,
Transamerica Occidental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account VA-2L of Transamerica Occidental Life Insurance Company (comprised of the Balanced, Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Income, Money Market, Quality Bond, Small Cap, Small Company Stock, Special Value, Zero Coupon 2000, Dreyfus Stock Index, Dreyfus Socially Responsible Growth, Core Bond, Core Value, Emerging Leaders, Emerging Markets, European Equity, Founders Discovery, Founders Growth, Founders International Equity, Founders Passport, Japan, MidCap Stock, Technology Growth, and Transamerica VIF Growth subaccounts), which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Separate Account VA-2L of Transamerica Occidental Life Insurance Company which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity at December 31, 2001, and the results of their operations for the year then ended and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 1, 2002

                            Separate Account VA-2L of
                Transamerica Occidental Life Insurance Company -
             Dreyfus/Transamerica Triple Advantage Variable Annuity

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                                               Disciplined
                                                     Balanced   Appreciation      Stock
                                                   Subaccount    Subaccount     Subaccount
                                                 ------------------------------------------
Assets
Cash                                             $          -   $          6   $         63
Investments in mutual funds, at current market
 value:
 Dreyfus Variable Investment Fund:
  Balanced Portfolio:
   Initial                                         77,235,879              -              -
   Service                                         14,221,658              -              -
  Appreciation Portfolio:
   Initial                                                  -    250,861,897              -
   Service                                                  -     24,832,399              -
  Disciplined Stock Portfolio:
   Initial                                                  -              -    100,647,704
   Service                                                  -              -      6,561,215
  Growth and Income Portfolio:
   Initial                                                  -              -              -
   Service                                                  -              -              -
  International Equity Portfolio:
   Initial                                                  -              -              -
   Service                                                  -              -              -
  International Value Portfolio:
   Initial                                                  -              -              -
   Service                                                  -              -              -
  Limited Term High Income Portfolio:
   Initial                                                  -              -              -
   Service                                                  -              -              -
  Money Market Portfolio                                    -              -              -
  Quality Bond Portfolio:
   Initial                                                  -              -              -
   Service                                                  -              -              -
  Small Cap Portfolio:
   Initial                                                  -              -              -
   Service                                                  -              -              -
  Small Company Stock Portfolio:
   Initial                                                  -              -              -
   Service                                                  -              -              -
  Special Value Portfolio:
   Initial                                                  -              -              -
   Service                                                  -              -              -

See accompanying notes.

  Growth and        International       International       Limited Term
    Income             Equity               Value            High Income       Money Market        Quality Bond
  Subaccount         Subaccount           Subaccount         Subaccount         Subaccount          Subaccount
----------------------------------------------------------------------------------------------------------------
$            1     $            -      $            -      $           95     $           46       $           -

             -                  -                   -                   -                  -                   -
             -                  -                   -                   -                  -                   -

             -                  -                   -                   -                  -                   -
             -                  -                   -                   -                  -                   -

             -                  -                   -                   -                  -                   -
             -                  -                   -                   -                  -                   -

   175,928,669                  -                   -                   -                  -                   -
    14,900,229                  -                   -                   -                  -                   -

             -         32,485,517                   -                   -                  -                   -
             -          1,587,697                   -                   -                  -                   -

             -                  -          14,050,779                   -                  -                   -
             -                  -           2,055,953                   -                  -                   -

             -                  -                   -          24,816,749                  -                   -
             -                  -                   -           2,447,130                  -                   -

             -                  -                   -                   -        109,558,285                   -

             -                  -                   -                   -                  -          89,865,437
             -                  -                   -                   -                  -          19,392,047

             -                  -                   -                   -                  -                   -
             -                  -                   -                   -                  -                   -

             -                  -                   -                   -                  -                   -
             -                  -                   -                   -                  -                   -

             -                  -                   -                   -                  -                   -
             -                  -                   -                   -                  -                   -

                            Separate Account VA-2L of
                Transamerica Occidental Life Insurance Company -
             Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                               Disciplined
                                                    Balanced    Appreciation      Stock
                                                   Subaccount    Subaccount     Subaccount
                                                 ------------------------------------------
Assets (continued)
Investments in mutual funds, at current market
 value (continued):
Dreyfus Variable Investment Fund (continued):
Zero Coupon 2000 Portfolio:
Initial                                          $          -   $          -   $          -
  Dreyfus Stock Index Fund:
   Initial                                                  -              -              -
   Service                                                  -              -              -
  Dreyfus Socially Responsible Growth Fund:
   Initial                                                  -              -              -
   Service                                                  -              -              -
  Dreyfus Investment Portfolios:
   Core Bond Portfolio:
     Initial                                                -              -              -
     Service                                                -              -              -
   Core Value Portfolio:
     Initial                                                -              -              -
     Service                                                -              -              -
   Emerging Leaders Portfolio:
     Initial                                                -              -              -
     Service                                                -              -              -
   Emerging Markets Portfolio:
     Initial                                                -              -              -
     Service                                                -              -              -
   European Equity Portfolio:
     Initial                                                -              -              -
     Service                                                -              -              -
   Founders Discovery Portfolio:
     Initial                                                -              -              -
     Service                                                -              -              -
   Founders Growth Portfolio:
     Initial                                                -              -              -
     Service                                                -              -              -
   Founders International Equity Portfolio:
     Initial                                                -              -              -
     Service                                                -              -              -

See accompanying notes.

  Growth and        International       International       Limited Term
    Income             Equity               Value            High Income       Money Market        Quality Bond
  Subaccount         Subaccount           Subaccount         Subaccount         Subaccount          Subaccount
---------------------------------------------------------------------------------------------------------------
$          -       $            -      $            -      $           -      $           -        $          -

           -                    -                   -                  -                  -                   -
           -                    -                   -                  -                  -                   -

           -                    -                   -                  -                  -                   -
           -                    -                   -                  -                  -                   -

           -                    -                   -                  -                  -                   -
           -                    -                   -                  -                  -                   -

           -                    -                   -                  -                  -                   -
           -                    -                   -                  -                  -                   -

           -                    -                   -                  -                  -                   -
           -                    -                   -                  -                  -                   -

           -                    -                   -                  -                  -                   -
           -                    -                   -                  -                  -                   -

           -                    -                   -                  -                  -                   -
           -                    -                   -                  -                  -                   -

           -                    -                   -                  -                  -                   -
           -                    -                   -                  -                  -                   -

           -                    -                   -                  -                  -                   -
           -                    -                   -                  -                  -                   -

           -                    -                   -                  -                  -                   -
           -                    -                   -                  -                  -                   -

                           Separate Account VA-2L of
                Transamerica Occidental Life Insurance Company -
             Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Assets and Liabilities (continued)



                                                                                                Disciplined
                                                          Balanced           Appreciation          Stock
                                                         Subaccount           Subaccount         Subaccount
                                                 ------------------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market
 value (continued):
  Dreyfus Investment Portfolios (continued):
   Founders Passport Portfolio:
     Initial                                         $            -        $            -    $            -
     Service                                                      -                     -                 -
   Japan Portfolio:
     Initial                                                      -                     -                 -
     Service                                                      -                     -                 -
   MidCap Stock Portfolio:
     Initial                                                      -                     -                 -
     Service                                                      -                     -                 -
   Technology Growth Portfolio:
     Initial                                                      -                     -                 -
     Service                                                      -                     -                 -
  Transamerica Variable Insurance Fund:
   Transamerica VIF Growth Portfolio                              -                     -                 -
                                                   --------------------------------------------------------
Total investments in mutual funds                        91,457,537           275,694,296       107,208,919
                                                   --------------------------------------------------------
Total assets                                             91,457,537           275,694,302       107,208,982

Liabilities
Contract terminations payable                                     2                     -                 -
                                                   --------------------------------------------------------
                                                     $   91,457,535        $  275,694,302    $  107,208,982
                                                   ========================================================

Net assets:
 Deferred annuity contracts terminable by owners     $   91,457,535        $  275,694,302    $  107,208,982
                                                   --------------------------------------------------------
Total net assets                                     $   91,457,535        $  275,694,302    $  107,208,982
                                                   ========================================================


Accumulation units outstanding - Initial              5,964,638.892         7,366,868.292     5,890,686.117
                                                   ========================================================
Accumulation unit value - Initial                    $    12.948961        $    34.052720    $    17.085916
                                                   ========================================================

Accumulation units outstanding - Service              1,100,499.219           731,798.395       384,844.742
                                                   ========================================================
Accumulation unit value - Service                    $    12.922916        $    33.933388    $    17.048990
                                                   ========================================================

See accompanying notes.

     Growth and    International        International        Limited Term
       Income         Equity                Value            High Income        Money Market        Quality Bond
     Subaccount     Subaccount            Subaccount         Subaccount          Subaccount          Subaccount
-------------------------------------------------------------------------------------------------------------------

$             -     $            -     $             -    $              -    $              -     $             -
              -                  -                   -                   -                   -                   -

              -                  -                   -                   -                   -                   -
              -                  -                   -                   -                   -                   -

              -                  -                   -                   -                   -                   -
              -                  -                   -                   -                   -                   -

              -                  -                   -                   -                   -                   -
              -                  -                   -                   -                   -                   -

              -                  -                   -                   -                   -                   -
------------------------------------------------------------------------------------------------------------------
    190,828,898         34,073,214          16,106,732          27,263,879         109,558,285         109,257,484
------------------------------------------------------------------------------------------------------------------
    190,828,899         34,073,214          16,106,732          27,263,974         109,558,331         109,257,484


              -                  -                   -                   -                   -                 334
------------------------------------------------------------------------------------------------------------------
$   190,828,899     $   34,073,214     $    16,106,732    $     27,263,974    $    109,558,331     $   109,257,150
==================================================================================================================


$   190,828,899     $   34,073,214     $    16,106,732    $     27,263,974    $    109,558,331     $   109,257,150
------------------------------------------------------------------------------------------------------------------
$   190,828,899     $   34,073,214     $    16,106,732    $     27,263,974    $    109,558,331     $   109,257,150
==================================================================================================================


  5,926,304.581      2,253,497.876       1,164,395.489       2,748,955.097      81,225,135.541       4,966,205.213
==================================================================================================================
$     29.686066     $    14.415597     $     12.067017    $       9.027697    $       1.348823     $     18.095394
==================================================================================================================

    503,479.557        110,400.612         170,087.266         271,205.510                           1,074,818.006
===========================================================================                      =================
$     29.594508     $    14.381231     $     12.087630    $       9.023563                         $     18.041854
===========================================================================                      =================

                           Separate Account VA-2L of
                Transamerica Occidental Life Insurance Company -
             Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Assets and Liabilities (continued)



                                                                    Small Company
                                                     Small Cap         Stock           Special Value
                                                    Subaccount       Subaccount          Subaccount
                                                 ------------------------------------------------------
Assets
Cash                                             $         --       $        --        $          2
Investments in mutual funds, at current market
 value:
 Dreyfus Variable Investment Fund:
  Balanced Portfolio:
   Initial                                                 --                --                  --
   Service                                                 --                --                  --
  Appreciation Portfolio:
   Initial                                                 --                --                  --
   Service                                                 --                --                  --
  Disciplined Stock Portfolio:
   Initial                                                 --                --                  --
   Service                                                 --                --                  --
  Growth and Income Portfolio:
   Initial                                                 --                --                  --
   Service                                                 --                --                  --
  International Equity Portfolio:
   Initial                                                 --                --                  --
   Service                                                 --                --                  --
  International Value Portfolio:
   Initial                                                 --                --                  --
   Service                                                 --                --                  --
  Limited Term High Income Portfolio:
   Initial                                                 --                --                  --
   Service                                                 --                --                  --
  Money Market Portfolio                                   --                --                  --
  Quality Bond Portfolio:
   Initial                                                 --                --                  --
   Service                                                 --                --                  --
  Small Cap Portfolio:
   Initial                                        142,155,996                --                  --
   Service                                          4,618,788                --                  --
  Small Company Stock Portfolio:
   Initial                                                 --        20,110,197                  --
   Service                                                 --         1,867,623                  --
  Special Value Portfolio:
   Initial                                                 --                --          27,193,516
   Service                                                 --                --           2,407,123

See accompanying notes.

                                   Dreyfus
                                  Socially
 Zero Coupon       Dreyfus       Responsible                                     Emerging         Emerging
    2000         Stock Index       Growth          Core Bond      Core Value      Leaders         Markets
 Subaccount      Subaccount      Subaccount       Subaccount      Subaccount     Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------

 $        -      $        6      $       126    $          -      $        -    $         -     $         -

          -               -                -               -               -              -               -
          -               -                -               -               -              -               -

          -               -                -               -               -              -               -
          -               -                -               -               -              -               -

          -               -                -               -               -              -               -
          -               -                -               -               -              -               -

          -               -                -               -               -              -               -
          -               -                -               -               -              -               -

          -               -                -               -               -              -               -
          -               -                -               -               -              -               -

          -               -                -               -               -              -               -
          -               -                -               -               -              -               -

          -               -                -               -               -              -               -
          -               -                -               -               -              -               -
          -               -                -               -               -              -               -

          -               -                -               -               -              -               -
          -               -                -               -               -              -               -

          -               -                -               -               -              -               -
          -               -                -               -               -              -               -

          -               -                -               -               -              -               -
          -               -                -               -               -              -               -

          -               -                -               -               -              -               -
          -               -                -               -               -              -               -

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
             Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Assets and Liabilities (continued)



                                                                             Small Company
                                                         Small Cap               Stock           Special Value
                                                        Subaccount            Subaccount           Subaccount
                                                       -----------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market
  value (continued):
    Dreyfus Variable Investment Fund (continued):
      Zero Coupon 2000 Portfolio:
        Initial                                         $         -            $        -            $         -
    Dreyfus Stock Index Fund:
        Initial                                                   -                     -                      -
        Service                                                   -                     -                      -
    Dreyfus Socially Responsible Growth Fund:
        Initial                                                   -                     -                      -
        Service                                                   -                     -                      -
    Dreyfus Investment Portfolios:
      Core Bond Portfolio:
        Initial                                                   -                     -                      -
        Service                                                   -                     -                      -
    Core Value Portfolio:
        Initial                                                   -                     -                      -
        Service                                                   -                     -                      -
    Emerging Leaders Portfolio:
        Initial                                                   -                     -                      -
        Service                                                   -                     -                      -
    Emerging Markets Portfolio:
        Initial                                                   -                     -                      -
        Service                                                   -                     -                      -
    European Equity Portfolio:
        Initial                                                   -                     -                      -
        Service                                                   -                     -                      -
    Founders Discovery Portfolio:
        Initial                                                   -                     -                      -
        Service                                                   -                     -                      -
    Founders Growth Portfolio:
        Initial                                                   -                     -                      -
        Service                                                   -                     -                      -
   Founders International Equity Portfolio:
        Initial                                                   -                     -                      -
        Service                                                   -                     -                      -

See accompanying notes.

                                            Dreyfus
                                           Socially
  Zero Coupon            Dreyfus          Responsible                                                 Emerging         Emerging
     2000              Stock Index          Growth            Core Bond           Core Value           Leaders          Markets
  Subaccount           Subaccount         Subaccount         Subaccount           Subaccount          Subaccount       Subaccount
------------------------------------------------------------------------------------------------------------------------------------
   $     -             $            -     $             -    $            -       $             -      $          -     $         -

         -                208,811,056                   -                 -                     -                 -               -
         -                 22,586,836                   -                 -                     -                 -               -

         -                          -          82,401,904                 -                     -                 -               -
         -                          -           7,278,485                 -                     -                 -               -


         -                          -                   -        20,571,110                     -                 -               -
         -                          -                   -        23,234,853                     -                 -               -

         -                          -                   -                 -            32,397,914                 -               -
         -                          -                   -                 -            19,252,110                 -               -

         -                          -                   -                 -                     -        10,007,857               -
         -                          -                   -                 -                     -         3,962,099               -

         -                          -                   -                 -                     -                 -         742,185
         -                          -                   -                 -                     -                 -         190,087

         -                          -                   -                 -                     -                 -               -
         -                          -                   -                 -                     -                 -               -

         -                          -                   -                 -                     -                 -               -
         -                          -                   -                 -                     -                 -               -

         -                          -                   -                 -                     -                 -               -
         -                          -                   -                 -                     -                 -               -

         -                          -                   -                 -                     -                 -               -
         -                          -                   -                 -                     -                 -               -

                           Separate Account VA-2L of
                Transamerica Occidental Life Insurance Company -
             Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Assets and Liabilities (continued)



                                                                               Small Company
                                                             Small Cap             Stock            Special Value
                                                             Subaccount          Subaccount          Subaccount
                                                           ------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market
  value (continued):
     Dreyfus Investment Portfolios (continued):
        Founders Passport Portfolio:
          Initial                                          $            -      $            -      $            -
          Service                                                       -                   -                   -
        Japan Portfolio:
          Initial                                                       -                   -                   -
          Service                                                       -                   -                   -
        MidCap Stock Portfolio:
          Initial                                                       -                   -                   -
          Service                                                       -                   -                   -
        Technology Growth Portfolio:
          Initial                                                       -                   -                   -
          Service                                                       -                   -                   -
        Transamerica Variable Insurance Fund:
         Transamerica VIF Growth Portfolio                              -                   -                   -
                                                           ------------------------------------------------------
Total investments in mutual funds                             146,774,784          21,977,820          29,600,639
                                                           ------------------------------------------------------
Total assets                                                  146,774,784          21,977,820          29,600,641

Liabilities
Contract terminations payable                                          11                   2                   -
                                                           ------------------------------------------------------
                                                           $  146,774,773      $   21,977,818      $   29,600,641
                                                           ======================================================

Net assets:
 Deferred annuity contracts terminable by owners           $  146,774,773      $   21,977,818      $   29,600,641
                                                           ------------------------------------------------------
Total net assets                                           $  146,774,773      $   21,977,818      $   29,600,641
                                                           ======================================================

Accumulation units outstanding - Initial                    1,755,966.852       1,479,035.551       1,678,906.413
                                                           ======================================================
Accumulation unit value - Initial                          $    80.955961      $    13.596830      $    16.197161
                                                           ======================================================

Accumulation units outstanding - Service                       57,268.440         137,822.098         148,932.102
                                                           ======================================================
Accumulation unit value - Service                          $    80.651565      $    13.550969      $    16.162557
                                                           ======================================================

See accompanying notes.

                                          Dreyfus
                                          Socially
  Zero Coupon        Dreyfus             Responsible                                                  Emerging          Emerging
     2000           Stock Index            Growth            Core Bond           Core Value           Leaders            Markets
  Subaccount        Subaccount           Subaccount          Subaccount          Subaccount          Subaccount        Subaccount
----------------------------------------------------------------------------------------------------------------------------------
    $  -         $             -        $            -      $            -      $            -        $          -    $          -
       -                       -                     -                   -                   -                   -               -
       -                       -                     -                   -                   -                   -               -
       -                       -                     -                   -                   -                   -               -
       -                       -                     -                   -                   -                   -               -
       -                       -                     -                   -                   -                   -               -
       -                       -                     -                   -                   -                   -               -
       -                       -                     -                   -                   -                   -               -
       -                       -                     -                   -                   -                   -               -
----------------------------------------------------------------------------------------------------------------------------------
       -             231,397,892            89,680,389          43,805,963          51,650,024          13,969,956         932,272
----------------------------------------------------------------------------------------------------------------------------------
       -             231,397,898            89,680,515          43,805,963          51,650,024          13,969,956         932,272

       -                       -                     -                   2                   1                   6               1
---------------------------------------------------------------------------------------------------------------------------------
    $  -         $   231,397,898        $   89,680,515      $   43,805,961      $   51,650,023        $ 13,969,950    $    932,271
==================================================================================================================================

    $  -         $   231,397,898        $   89,680,515      $   43,805,961      $   51,650,023        $ 13,969,950    $    932,271
---------------------------------------------------------------------------------------------------------------------------------
    $  -         $   231,397,898        $   89,680,515      $   43,805,961      $   51,650,023        $ 13,969,950    $    932,271
==================================================================================================================================

       -           5,101,627.890         2,795,959.566       1,854,166.941       2,768,228.725         764,463.997     101,905.379
==================================================================================================================================
    $  -         $     40.930281        $    29.471825      $    11.094530      $    11.703482        $  13.091329    $   7.283074
==================================================================================================================================

       -             553,642.667           247,846.709       2,095,855.394       1,644,988.805         302,977.532      26,072.327
==================================================================================================================================
    $  -         $     40.796774        $    29.366878      $    11.086094      $    11.703489        $  13.077206    $   7.290758
==================================================================================================================================

                           Separate Account VA-2L of
                Transamerica Occidental Life Insurance Company -
             Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                         European          Founders            Founders
                                                         Equity            Discovery            Growth
                                                        Subaccount        Subaccount          Subaccount
                                                     -------------------------------------------------------
Assets
Cash                                                          $   1               $   6              $   5
Investments in mutual funds, at current market
 value:
   Dreyfus Variable Investment Fund:
     Balanced Portfolio:
       Initial                                                    -                   -                  -
       Service                                                    -                   -                  -
     Appreciation Portfolio:
       Initial                                                    -                   -                  -
       Service                                                    -                   -                  -
     Disciplined Stock Portfolio:
       Initial                                                    -                   -                  -
       Service                                                    -                   -                  -
     Growth and Income Portfolio:
       Initial                                                    -                   -                  -
       Service                                                    -                   -                  -
     International Equity Portfolio:
       Initial                                                    -                   -                  -
       Service                                                    -                   -                  -
     International Value Portfolio:
       Initial                                                    -                   -                  -
       Service                                                    -                   -                  -
     Limited Term High Income Portfolio:
       Initial                                                    -                   -                  -
       Service                                                    -                   -                  -
     Money Market Portfolio                                       -                   -                  -
     Quality Bond Portfolio:
       Initial                                                    -                   -                  -
       Service                                                    -                   -                  -
     Small Cap Portfolio:
       Initial                                                    -                   -                  -
       Service                                                    -                   -                  -
     Small Company Stock Portfolio:
       Initial                                                    -                   -                  -
       Service                                                    -                   -                  -
     Special Value Portfolio:
       Initial                                                    -                   -                  -
       Service                                                    -                   -                  -

See accompanying notes.

    Founders
  International      Founders                                                 Technology      Transamerica
     Equity          Passport              Japan         MidCap Stock           Growth          VIF Growth
   Subaccount       Subaccount           Subaccount       Subaccount          Subaccount        Subaccount
-----------------------------------------------------------------------------------------------------------
$        -            $       -           $        -       $        -          $        -       $      2

         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -

         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -

         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -

         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -

         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -

         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -

         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -

         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -

         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -

         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -

         -                    -                    -                -                   -              -
         -                    -                    -                -                   -              -

                           Separate Account VA-2L of
                Transamerica Occidental Life Insurance Company -
             Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                          European             Founders           Founders
                                                           Equity             Discovery            Growth
                                                         Subaccount           Subaccount          Subaccount
                                                      ----------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market
 value (continued):
   Dreyfus Variable Investment Fund (continued):
     Zero Coupon 2000 Portfolio:
       Initial                                         $            -       $           -       $            -
   Dreyfus Stock Index Fund:
       Initial                                                      -                   -                    -
       Service                                                      -                   -                    -
   Dreyfus Socially Responsible Growth Fund:
       Initial                                                      -                   -                    -
       Service                                                      -                   -                    -
   Dreyfus Investment Portfolios:
     Core Bond Portfolio:
       Initial                                                      -                   -                    -
       Service                                                      -                   -                    -
     Core Value Portfolio:
       Initial                                                      -                   -                    -
       Service                                                      -                   -                    -
     Emerging Leaders Portfolio:
       Initial                                                      -                   -                    -
       Service                                                      -                   -                    -
     Emerging Markets Portfolio:
       Initial                                                      -                   -                    -
       Service                                                      -                   -                    -
     European Equity Portfolio:
       Initial                                              3,480,014                   -                    -
       Service                                                241,210                   -                    -
     Founders Discovery Portfolio:
       Initial                                                      -          11,866,789                    -
       Service                                                      -           2,315,923                    -
     Founders Growth Portfolio:
       Initial                                                      -                   -           21,615,309
       Service                                                      -                   -            3,646,672
     Founders International Equity Portfolio:
       Initial                                                      -                   -                    -
       Service                                                      -                   -                    -

See accompanying notes.

   Founders
International   Founders                             Technology  Transamerica
   Equity       Passport     Japan     MidCap Stock    Growth     VIF Growth
 Subaccount    Subaccount  Subaccount   Subaccount   Subaccount   Subaccount
-----------------------------------------------------------------------------

  $        -   $        -  $        -  $          -  $        -  $          -

           -            -           -             -           -             -
           -            -           -             -           -             -

           -            -           -             -           -             -
           -            -           -             -           -             -

           -            -           -             -           -             -
           -            -           -             -           -             -

           -            -           -             -           -             -
           -            -           -             -           -             -

           -            -           -             -           -             -
           -            -           -             -           -             -

           -            -           -             -           -             -
           -            -           -             -           -             -

           -            -           -             -           -             -
           -            -           -             -           -             -

           -            -           -             -           -             -
           -            -           -             -           -             -

           -            -           -             -           -             -
           -            -           -             -           -             -

   7,768,545            -           -             -           -             -
   1,392,487            -           -             -           -             -

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                          European        Founders         Founders
                                                           Equity        Discovery          Growth
                                                         Subaccount      Subaccount       Subaccount
                                                        ----------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
   (continued):
     Dreyfus Investment Portfolios (continued):
        Founders Passport Portfolio:
          Initial                                       $          -   $            -   $            -
          Service                                                  -                -                -
        Japan Portfolio:
          Initial                                                  -                -                -
          Service                                                  -                -                -
        MidCap Stock Portfolio:
          Initial                                                  -                -                -
          Service                                                  -                -                -
        Technology Growth Portfolio:
          Initial                                                  -                -                -
          Service                                                  -                -                -
     Transamerica Variable Insurance Fund:
        Transamerica VIF Growth Portfolio                          -                -                -
                                                        ----------------------------------------------
Total investments in mutual funds                          3,721,224       14,182,712       25,261,981
                                                        ----------------------------------------------
Total assets                                               3,721,225       14,182,718       25,261,986

Liabilities
Contract terminations payable                                      -                -                -
                                                        ----------------------------------------------
                                                        $  3,721,225   $   14,182,718   $   25,261,986
                                                        ==============================================
Net assets:
   Deferred annuity contracts terminable by owners      $  3,721,225   $   14,182,718   $   25,261,986
                                                        ----------------------------------------------
Total net assets                                        $  3,721,225   $   14,182,718   $   25,261,986
                                                        ==============================================

Accumulation units outstanding - Initial                 396,158.872    1,976,068.628    2,947,769.953
                                                        ==============================================
Accumulation unit value - Initial                       $   8.784392   $     6.005253   $     7.332768
                                                        ==============================================

Accumulation units outstanding - Service                  27,256.201      386,833.093      498,157.518
                                                        ==============================================
Accumulation unit value - Service                       $   8.849731   $     5.986886   $     7.320322
                                                        ==============================================

See accompanying notes.

     Founders
  International    Founders                                      Technology    Transamerica
      Equity       Passport         Japan       MidCap Stock       Growth        VIF Growth
   Subaccount     Subaccount      Subaccount     Subaccount      Subaccount      Subaccount
---------------------------------------------------------------------------------------------
  $          -  $   13,192,080  $           -  $            -  $            -  $            -
             -         687,375              -               -               -               -

             -               -        316,418               -               -               -
             -               -          5,167               -               -               -

             -               -              -      30,709,330               -               -
             -               -              -       8,975,102               -               -

             -               -              -               -      62,640,872               -
             -               -              -               -       7,041,487               -

             -               -              -               -               -      37,404,642
---------------------------------------------------------------------------------------------
     9,161,032      13,879,455        321,585      39,684,432      69,682,359      37,404,642
---------------------------------------------------------------------------------------------
     9,161,032      13,879,455        321,585      39,684,432      69,682,359      37,404,644

             2               1              1               1             409               -
---------------------------------------------------------------------------------------------
  $  9,161,030  $   13,879,454  $     321,584  $   39,684,431  $   69,681,950  $   37,404,644
=============================================================================================

  $  9,161,030  $   13,879,454  $     321,584  $   39,684,431  $   69,681,950  $   37,404,644
---------------------------------------------------------------------------------------------
  $  9,161,030  $   13,879,454  $     321,584  $   39,684,431  $   69,681,950  $   37,404,644
=============================================================================================

   988,311.468   1,632,394.749     57,853.979   2,863,076.333   8,574,826.108   3,352,423.693
=============================================================================================
  $   7.860420  $     8.081427  $    5.469242  $    10.725991  $     7.305158  $    11.157493
=============================================================================================

   177,003.733      85,056.211        944.823     837,658.891     967,986.322               -
=============================================================================================
  $   7.866994  $     8.081420  $    5.469244  $    10.714505  $     7.274369  $            -
=============================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                           Statements of Operations

                         Year Ended December 31, 2001

                                                                                                   Disciplined
                                                             Balanced          Appreciation           Stock
                                                            Subaccount          Subaccount         Subaccount
                                                         ------------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                $  1,765,348        $  2,343,174        $    456,569
Expenses:
  Administrative, mortality and expense risk charges          1,207,489           3,996,735           1,609,976
                                                         ------------------------------------------------------
Net investment income (loss)                                    557,859          (1,653,561)         (1,153,407)

Net realized and unrealized capital gains (losses)
  on investments
Net realized capital gains (losses) on investments:
  Realized gain distributions                                         -                   -                   -
  Proceeds from sales                                         6,593,167          38,042,193          15,799,385
  Cost of investments sold                                    7,757,159          34,098,465          16,269,337
                                                         ------------------------------------------------------
Net realized capital gains (losses) on investments           (1,163,992)          3,943,728            (469,952)

Net change in unrealized appreciation/depreciation
  of investments:
    Beginning of period                                      (4,420,876)         54,820,593           8,927,449
    End of period                                           (13,255,984)         18,924,675          (8,770,206)
                                                         ------------------------------------------------------
Net change in unrealized appreciation/depreciation
  of investments                                             (8,835,108)        (35,895,918)        (17,697,655)
                                                         ------------------------------------------------------

Net realized and unrealized capital gains (losses)
  on investments                                             (9,999,100)        (31,952,190)        (18,167,607)
                                                         ------------------------------------------------------
Increase (decrease) in net assets from operations          $ (9,441,241)       $(33,605,751)       $(19,321,014)
                                                         ======================================================

See accompanying notes.

 Growth and        International       International       Limited Term
   Income              Equity              Value            High Income         Money Market        Quality Bond
 Subaccount          Subaccount          Subaccount          Subaccount          Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------
$    954,840        $    335,035        $    152,620        $  3,404,229        $  3,531,254        $  5,553,225

   2,715,791             574,585             234,829             430,689           1,311,377           1,282,781
------------------------------------------------------------------------------------------------------------------
  (1,760,951)           (239,550)            (82,209)          2,973,540           2,219,877           4,270,444




   2,971,531                   -              86,937                   -                   -             741,651
  25,888,916          17,021,968           6,723,914           9,102,985          75,336,682          15,921,799
  25,686,415          20,518,053           7,822,117          13,315,340          75,336,682          15,817,367
------------------------------------------------------------------------------------------------------------------
   3,174,032          (3,496,085)         (1,011,266)         (4,212,355)                  -             846,083



  15,696,653          (5,593,468)         (1,010,959)        (11,482,666)                  -            (645,161)
    (796,173)        (18,033,225)         (2,621,990)        (11,637,739)                  -          (1,620,867)
------------------------------------------------------------------------------------------------------------------

 (16,492,826)        (12,439,757)         (1,611,031)           (155,073)                  -            (975,706)
------------------------------------------------------------------------------------------------------------------


 (13,318,794)        (15,935,842)         (2,622,297)         (4,367,428)                  -            (129,623)
------------------------------------------------------------------------------------------------------------------
$(15,079,745)       $(16,175,392)       $ (2,704,506)       $ (1,393,888)       $  2,219,877        $  4,140,821
==================================================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                     Statements of Operations (continued)

                                                                               Small Company
                                                            Small Cap              Stock           Special Value
                                                            Subaccount           Subaccount          Subaccount
                                                         --------------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                $    665,344        $     15,234        $    236,615
Expenses:
  Administrative, mortality and expense risk charges          2,148,943             303,642             443,960
                                                         --------------------------------------------------------
Net investment income (loss)                                 (1,483,599)           (288,408)           (207,345)

Net realized and unrealized capital gains (losses)
  on investments
Net realized capital gains (losses) on investments:
  Realized gain distributions                                 9,702,207                   -             712,366
  Proceeds from sales                                        26,364,695           3,931,096           7,208,223
  Cost of investments sold                                   39,490,749           3,594,207           7,389,779
                                                         --------------------------------------------------------
Net realized capital gains (losses) on investments           (3,423,847)            336,889             530,810

Net change in unrealized appreciation/depreciation
  of investments:
    Beginning of period                                     (33,296,257)          2,717,448           1,762,867
    End of period                                           (42,149,024)          1,923,333          (1,782,533)
                                                         --------------------------------------------------------
Net change in unrealized appreciation/depreciation
  of investments                                             (8,852,767)           (794,115)         (3,545,400)
                                                         --------------------------------------------------------

Net realized and unrealized capital gains (losses)
  on investments                                            (12,276,614)           (457,226)         (3,014,590)
                                                         --------------------------------------------------------
Increase (decrease) in net assets from operations          $(13,760,213)       $   (745,634)       $ (3,221,935)
                                                         ========================================================

See accompanying notes.

                                    Dreyfus
                                    Socially
  Zero Coupon    Dreyfus Stock     Responsible                                         Emerging         Emerging
     2000            Index           Growth         Core Bond        Core Value         Leaders          Markets
  Subaccount      Subaccount       Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
------------------------------------------------------------------------------------------------------------------
 $         -     $  2,585,570     $     60,414     $  1,313,742     $     11,092     $          -     $      5,355
           -
           -        3,339,035        1,424,044          306,063          474,098          102,166            9,599
------------------------------------------------------------------------------------------------------------------
           -         (753,465)      (1,363,630)       1,007,679         (463,006)        (102,166)          (4,244)


           -        1,221,706                -          383,726          402,998            1,902                -
      28,390       34,204,108       15,382,065        3,460,810        3,080,770        2,408,901        3,042,011
      28,390       34,051,208       16,571,669        3,425,441        3,037,114        2,452,985        3,063,533
------------------------------------------------------------------------------------------------------------------
           -        1,374,606       (1,189,604)         419,095          446,654          (42,182)         (21,522)


        (259)      25,726,281        7,002,821           43,144        1,310,808          144,034          (16,199)
        (259)     (11,360,073)     (19,782,304)      (1,194,500)         752,895          937,172           44,517
------------------------------------------------------------------------------------------------------------------

           -      (37,086,354)     (26,785,125)      (1,237,644)        (557,913)         793,138           60,716
------------------------------------------------------------------------------------------------------------------

           -      (35,711,748)     (27,974,729)        (818,549)        (111,259)         750,956           39,194
------------------------------------------------------------------------------------------------------------------
 $         -     $(36,465,213)    $(29,338,359)    $    189,130     $   (574,265)    $    648,790     $     34,950
==================================================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                     Statements of Operations (continued)

                                                             European       Founders        Founders
                                                              Equity       Discovery         Growth
                                                            Subaccount     Subaccount      Subaccount
                                                           -------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                 $     27,049   $          -    $     18,436
Expenses:
 Administrative, mortality and expense risk charges              62,700        179,676         335,114
                                                           -------------------------------------------
Net investment income (loss)                                    (35,651)      (179,676)       (316,678)

Net realized and unrealized capital gains (losses)
 on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                          -              -               -
 Proceeds from sales                                          6,576,014      1,875,730       2,357,513
 Cost of investments sold                                     7,520,856      2,948,322       3,682,040
                                                           -------------------------------------------
Net realized capital gains (losses) on investments             (944,842)    (1,072,592)     (1,324,527)

Net change in unrealized appreciation/depreciation
 of investments:
   Beginning of period                                         (257,172)    (2,403,787)     (5,960,435)
   End of period                                               (857,112)    (3,866,124)    (10,057,555)
                                                           -------------------------------------------
Net change in unrealized appreciation/depreciation
 of investments                                                (599,940)    (1,462,337)     (4,097,120)
                                                           -------------------------------------------
Net realized and unrealized capital gains (losses) on
 investments                                                 (1,544,782)    (2,534,929)     (5,421,647)
                                                           -------------------------------------------
Increase (decrease) in net assets from operations          $ (1,580,433)  $ (2,714,605)   $ (5,738,325)
                                                           ===========================================

See accompanying notes.

   Founders
International   Founders                                 Technology    Transamerica
   Equity       Passport       Japan     MidCap Stock      Growth       VIF Growth
 Subaccount    Subaccount   Subaccount    Subaccount     Subaccount     Subaccount
-----------------------------------------------------------------------------------
$     3,339   $         -   $        -    $    63,027   $          -   $          -

    133,090       234,173         4,783       450,020      1,074,795        602,824
-----------------------------------------------------------------------------------
   (129,751)     (234,173)       (4,783)     (386,993)    (1,074,795)      (602,824)


          -             -             -             -              -        568,638
  3,616,547    17,668,526     1,310,719     6,182,346     12,952,522     14,476,638
  4,827,240    30,564,439     1,407,620     5,752,862     20,384,771     16,929,696
-----------------------------------------------------------------------------------
 (1,210,693)   12,895,913)      (96,901)      429,484     (7,432,249)    (1,884,420)


 (1,375,228)   (7,798,487)      (23,565)      970,830    (38,443,042)    (3,351,058)
 (3,624,224)   (1,370,297)      (43,502)     (300,804)   (66,580,296)   (11,153,341)
-----------------------------------------------------------------------------------

 (2,248,996)    6,428,190       (19,937)   (1,271,634)   (28,137,254)    (7,802,283)
-----------------------------------------------------------------------------------

 (3,459,689)   (6,467,723)     (116,838)     (842,150)   (35,569,503)    (9,686,703)
-----------------------------------------------------------------------------------
$(3,589,440)  $(6,701,896)  $  (121,621)  $(1,229,143)  $(36,644,298)  $(10,289,527)
===================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                      Statements of Changes in Net Assets

            Years Ended December 31, 2001 and 2000, Except as Noted

                                                Balanced Subaccount                Appreciation Subaccount
                                          --------------------------------    --------------------------------
                                               2001               2000             2001                2000
                                          --------------------------------    --------------------------------
Operations:
  Net investment income (loss)            $     557,859      $   1,260,572    $  (1,653,561)     $  (2,308,710)
  Net realized capital gains (losses)        (1,163,992)           341,380        3,943,728         11,044,689
  Net change in unrealized
    appreciation/depreciation of
    investments                              (8,835,108)        (4,999,352)     (35,895,918)       (16,163,256)
                                          --------------------------------    --------------------------------
Increase (decrease) in net assets
  from operations                            (9,441,241)        (3,397,400)     (33,605,751)        (7,427,277)

Contract transactions:
  Net contract purchase payments              9,818,035         12,435,730       19,227,959         29,540,411
  Transfer payments from (to) other
    subaccounts or general account           16,025,417         14,698,963        9,551,489         (1,387,238)
  Contract terminations,
    withdrawals, and other deductions        (8,386,355)        (7,104,282)     (31,369,212)       (39,532,877)
  Contract maintenance charges                  (26,941)           (17,296)         (93,847)           (76,469)
                                          --------------------------------    --------------------------------
Increase (decrease) in net assets
  from contract transactions                 17,430,156         20,013,115       (2,683,611)       (11,456,173)
                                          --------------------------------    --------------------------------
Net increase (decrease) in net assets         7,989,915         16,615,715      (36,289,362)       (18,883,450)

Net assets:
  Beginning of period                        83,468,620         66,852,905      311,983,664        330,867,114
                                          --------------------------------    --------------------------------
  End of period                           $  91,457,535      $  83,468,620    $ 275,694,302      $ 311,983,664
                                          ================================    ================================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

       Disciplined Stock                    Growth and Income                  International Equity
          Subaccount                           Subaccount                           Subaccount
--------------------------------    --------------------------------    --------------------------------
      2001              2000             2001               2000             2001               2000
--------------------------------    --------------------------------    --------------------------------
 $ (1,153,407)      $ (1,568,356)    $ (1,760,951)      $ (1,707,104)    $   (239,550)      $   (674,899)
     (469,952)         2,955,549        3,174,032         10,303,822       (3,496,085)        12,297,266


  (17,697,655)       (16,425,009)     (16,492,826)       (19,784,460)     (12,439,757)       (22,823,274)
--------------------------------    --------------------------------    --------------------------------

  (19,321,014)       (15,037,816)     (15,079,745)       (11,187,742)     (16,175,392)       (11,200,907)


    5,578,711         18,591,698       11,672,195         19,116,391        1,287,049          8,624,397

    1,335,198          7,922,971       11,200,781          2,452,403       (1,447,377)         8,170,835


  (10,981,441)       (11,401,053)     (22,563,141)       (25,307,635)      (3,850,343)        (8,814,202)
      (35,677)           (26,437)         (63,561)           (55,564)         (13,806)           (11,433)
--------------------------------    --------------------------------    --------------------------------

   (4,103,209)        15,087,179          246,274         (3,794,405)      (4,024,477)         7,969,597
--------------------------------    --------------------------------    --------------------------------
  (23,424,223)            49,363      (14,833,471)       (14,982,147)     (20,199,869)        (3,231,310)


  130,633,205        130,583,842      205,662,370        220,644,517       54,273,083         57,504,393
--------------------------------    --------------------------------    --------------------------------
 $107,208,982       $130,633,205     $190,828,899       $205,662,370     $ 34,073,214       $ 54,273,083
================================    ================================    ================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                 International Value                  Limited Term High
                                                     Subaccount                       Income Subaccount
                                          --------------------------------    --------------------------------
                                               2001               2000             2001                2000
                                          --------------------------------    --------------------------------
Operations:
  Net investment income (loss)            $     (82,209)     $    (182,819)   $   2,973,540      $   4,352,943
  Net realized capital gains (losses)        (1,011,266)         1,956,061       (4,212,355)        (3,933,316)
  Net change in unrealized
    appreciation/depreciation of
    investments                              (1,611,031)        (2,813,023)        (155,073)        (4,401,938)
                                          --------------------------------    --------------------------------
Increase (decrease) in net assets
  from operations                            (2,704,506)        (1,039,781)      (1,393,888)        (3,982,311)

Contract transactions:
  Net contract purchase payments              1,388,749          1,169,375        2,248,351          2,517,188
  Transfer payments from (to)
    other subaccounts or general
    account                                     535,370           (745,213)      (1,643,525)       (11,527,559)
  Contract terminations,
    withdrawals, and other
    deductions                               (1,968,178)        (1,786,558)      (5,078,770)        (9,095,080)
  Contract maintenance charges                   (4,412)            (3,858)          (8,880)           (11,233)
                                          --------------------------------    --------------------------------
Increase (decrease) in net assets
  from contract transactions                    (48,471)        (1,366,254)      (4,482,824)       (18,116,684)
                                          --------------------------------    --------------------------------
Net increase (decrease) in net
  assets                                     (2,752,977)        (2,406,035)      (5,876,712)       (22,098,995)

Net assets:
  Beginning of period                        18,859,709         21,265,744       33,140,686         55,239,681
                                          --------------------------------    --------------------------------
  End of period                           $  16,106,732      $  18,859,709    $  27,263,974      $  33,140,686
                                          ================================    ================================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

      Money Market Subaccount              Quality Bond Subaccount               Small Cap Subaccount
--------------------------------- ----------------------------------- -----------------------------------
      2001           2000                  2001              2000             2001               2000
--------------------------------- ----------------------------------- -----------------------------------
$    2,219,877   $    2,874,535     $    4,270,444     $   3,334,595     $  (1,483,599)     $  (1,796,504)

             -                -            846,083        (1,036,563)       (3,423,847)        82,203,774


             -                -           (975,706)        4,180,508        (8,852,767)       (61,826,128)
--------------------------------- ----------------------------------- -----------------------------------

     2,219,877        2,874,535          4,140,821         6,478,540       (13,760,213)        18,581,142


    19,384,216       25,670,078         13,057,752         5,463,527         3,720,905         10,506,523


    32,837,178      (10,721,382)        31,036,434        (6,569,575)       (3,476,267)         5,136,227


   (23,604,721)     (20,582,523)       (13,490,661)       (9,411,154)      (16,156,535)       (21,752,107)
       (21,071)          (9,334)           (20,534)          (14,083)          (54,000)           (51,513)
--------------------------------- ----------------------------------- -----------------------------------

    28,595,602       (5,643,161)        30,582,991       (10,531,285)      (15,965,897)        (6,160,870)
--------------------------------- ----------------------------------- -----------------------------------

    30,815,479       (2,768,626)        34,723,812        (4,052,745)      (29,726,110)        12,420,272


    78,742,852       81,511,478         74,533,338        78,586,083       176,500,883        164,080,611
--------------------------------- ----------------------------------- -----------------------------------
$  109,558,331   $   78,742,852     $  109,257,150     $  74,533,338     $ 146,774,773      $ 176,500,883
================================= =================================== ===================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                Small Company Stock
                                                    Subaccount                      Special Value Subaccount
                                       --------------------------------------  --------------------------------------
                                              2001                 2000                  2001               2000
                                       --------------------------------------  --------------------------------------
Operations:
 Net investment income (loss)              $   (288,408)      $   (274,400)          $   (207,345)      $   (174,952)
 Net realized capital gains (losses)            336,889            472,309                530,810          1,833,669
 Net change in unrealized
  appreciation/depreciation of
  investments                                  (794,115)         1,240,461             (3,545,400)          (385,735)
                                          --------------------------------           -------------------------------
Increase (decrease) in net assets
 from operations                               (745,634)         1,438,370             (3,221,935)         1,272,982

Contract transactions:
 Net contract purchase payments               1,657,601          2,872,541              1,802,364          1,191,359
 Transfer payments from (to) other
  subaccounts or general account                119,165           (173,267)               414,166         (3,149,124)
 Contract terminations, withdrawals,
  and other deductions                       (2,384,424)        (2,586,423)            (4,366,760)        (4,526,248)
 Contract maintenance charges                    (7,493)            (5,815)                (7,623)            (7,549)
                                          --------------------------------           -------------------------------
Increase (decrease) in net assets
 from contract transactions                    (615,151)           107,036             (2,157,853)        (6,491,562)
                                          --------------------------------           -------------------------------
Net increase (decrease) in net assets        (1,360,785)         1,545,406             (5,379,788)        (5,218,580)

Net assets:
 Beginning of period                         23,338,603         21,793,197             34,980,429         40,199,009
                                          --------------------------------           -------------------------------
 End of period                             $ 21,977,818       $ 23,338,603           $ 29,600,641       $ 34,980,429
                                          ================================           ===============================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

          Zero Coupon 2000                       Dreyfus Stock Index              Dreyfus Socially Responsible
             Subaccount                               Subaccount                        Growth Subaccount
-------------------------------------  ---------------------------------------  -----------------------------------
      2001            2000                    2001              2000                  2001               2000
-------------------------------------  ---------------------------------------  -----------------------------------
 $       -      $    676,800            $   (753,465)      $ (1,215,752)          $ (1,363,630)      $   (634,386)
         -          (270,069)              1,374,606          8,211,086             (1,189,604)         1,936,970

         -           291,776             (37,086,354)       (37,797,690)           (26,785,125)       (17,649,093)
-------------------------------------  ---------------------------------------  -----------------------------------

         -           698,507             (36,465,213)       (30,802,356)           (29,338,359)       (16,346,509)


         -           870,860              17,804,418         40,931,132              6,856,414         26,157,133

       269       (17,041,256)             11,165,338         21,658,028              4,491,170         16,725,296

      (798)       (3,975,324)            (26,183,642)       (36,705,002)           (11,408,774)       (12,932,700)
       (17)           (3,698)                (87,686)           (64,273)               (44,379)           (27,062)
-------------------------------------  ---------------------------------------  -----------------------------------
      (546)      (20,149,418)              2,698,428         25,819,885               (105,569)        29,922,667
-------------------------------------  ---------------------------------------  -----------------------------------
      (546)      (19,450,911)            (33,766,785)        (4,982,471)           (29,443,928)        13,576,158


       546        19,451,457             265,164,683        270,147,154            119,124,443        105,548,285
-------------------------------------  ---------------------------------------  -----------------------------------
 $       -      $        546            $231,397,898       $265,164,683           $ 89,680,515       $119,124,443
=====================================  =======================================  ===================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                 Core Bond Subaccount                    Core Value Subaccount
                                            -------------------------------       -------------------------------
                                                 2001             2000(1)                2001              2000
                                            -------------------------------       -------------------------------
Operations:
 Net investment income (loss)                $ 1,007,679        $   43,697          $  (463,006)      $    33,370
 Net realized capital gains (losses)             419,095            29,554              446,654           417,571
 Net change in unrealized
  appreciation/depreciation of
  investments                                 (1,237,644)           43,144             (557,913)        1,075,434
                                            -------------------------------       -------------------------------
Increase (decrease) in net assets from
 operations                                      189,130           116,395             (574,265)        1,526,375

Contract transactions:
 Net contract purchase payments               12,812,843         2,113,036           11,851,755         5,935,702
 Transfer payments from (to) other
  subaccounts or general account              28,236,514         2,111,142           23,133,838         6,908,886
 Contract terminations, withdrawals,
  and other deductions                        (1,749,606)          (20,425)          (3,012,452)         (891,906)
 Contract maintenance charges                     (3,062)               (6)              (9,809)           (1,521)
                                            -------------------------------       -------------------------------
Increase (decrease) in net assets from
 contract transactions                        39,296,689         4,203,747           31,963,332        11,951,161
                                            -------------------------------       -------------------------------
Net increase (decrease) in net assets         39,485,819         4,320,142           31,389,067        13,477,536

Net assets:
 Beginning of period                           4,320,142                 -           20,260,956         6,783,420
                                            -------------------------------       -------------------------------
 End of period                               $43,805,961        $4,320,142          $51,650,023       $20,260,956
                                            ===============================       ===============================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

     Emerging Leaders Subaccount          Emerging Markets Subaccount          European Equity Subaccount
 -----------------------------------   ---------------------------------    --------------------------------
        2001             2000 (1)            2001             2000 (1)            2001              2000
 -----------------------------------   ---------------------------------    --------------------------------
   $  (102,166)      $     (8,876)       $    (4,244)        $     (516)      $   (35,651)     $   (46,352)
       (42,182)           110,489            (21,522)           (75,993)         (944,842)         247,730


       793,138            144,034             60,716            (16,199)         (599,940)        (401,046)
 -----------------------------------   ---------------------------------    --------------------------------

       648,790            245,647             34,950            (92,708)       (1,580,433)        (199,668)


     2,866,666          1,049,094            164,529            577,582           246,921        2,071,254

     7,922,555          1,631,549            340,803             22,700           322,687        2,469,456

      (368,272)           (24,304)           (94,278)           (20,895)         (333,802)        (185,915)
        (1,689)               (86)              (405)                (7)           (1,693)            (306)
 -----------------------------------   ---------------------------------    --------------------------------

    10,419,260          2,656,253            410,649            579,380           234,113        4,354,489
 -----------------------------------   ---------------------------------    --------------------------------
    11,068,050          2,901,900            445,599            486,672        (1,346,320)       4,154,821


     2,901,900                  -            486,672                  -         5,067,545          912,724
 -----------------------------------   ---------------------------------    --------------------------------
   $13,969,950       $  2,901,900        $   932,271         $  486,672       $ 3,721,225      $ 5,067,545
 ===================================   =================================    ================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                 Founders Discovery                      Founders Growth
                                                     Subaccount                             Subaccount
                                          -------------------------------       ---------------------------------
                                                 2001          2000 (1)                2001            2000
                                          -------------------------------       ---------------------------------
Operations:
 Net investment income (loss)              $    (179,676)   $    (58,452)         $    (316,678)    $   (189,475)
 Net realized capital gains (losses)          (1,072,592)        (13,218)            (1,324,527)          40,130
 Net change in unrealized
  appreciation/depreciation of investments    (1,462,337)     (2,403,787)            (4,097,120)      (6,372,079)
                                          --------------------------------       -------------------------------
Increase (decrease) in net assets from
 operations                                   (2,714,605)     (2,475,457)            (5,738,325)      (6,521,424)

Contract transactions:
 Net contract purchase payments                1,470,612       8,740,624              3,274,557       15,936,768
 Transfer payments from (to) other
  subaccounts or general account               4,644,494       5,653,496              6,264,073       12,268,681
 Contract terminations, withdrawals, and
  other deductions                              (921,903)       (206,800)            (1,750,857)      (1,108,240)
 Contract maintenance charges                     (7,667)            (76)               (12,619)            (831)
                                          --------------------------------       -------------------------------
Increase (decrease) in net assets from
 contract transactions                         5,185,536      14,187,244              7,775,154       27,096,378
                                          --------------------------------       -------------------------------
Net increase (decrease) in net assets          2,470,931      11,711,787              2,036,829       20,574,954

Net assets:
 Beginning of period                          11,711,787               -             23,225,157        2,650,203
                                          --------------------------------       -------------------------------
 End of period                             $  14,182,718    $ 11,711,787          $  25,261,986     $ 23,225,157
                                          ================================       ===============================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

  Founders International            Founders Passport                                         MidCap Stock
     Equity Subaccount                 Subaccount                Japan Subaccount              Subaccount
---------------------------   -----------------------------   ----------------------   ---------------------------
    2001           2000           2001             2000          2001       2000 (1)       2001           2000
---------------------------   -----------------------------   ----------------------   ---------------------------
$  (129,751)   $   (71,045)   $   (234,173)   $   (246,173)   $  (4,783)   $ (1,808)   $  (386,993)   $  (152,346)
 (1,210,693)        90,772     (12,895,913)     (1,872,922)     (96,901)    (24,120)       429,484        510,357

 (2,248,996)    (1,425,916)      6,428,190      (8,341,751)     (19,937)    (23,565)    (1,271,634)        36,569
---------------------------   -----------------------------   ----------------------   ---------------------------

 (3,589,440)    (1,406,189)     (6,701,896)    (10,460,846)    (121,621)    (49,493)    (1,229,143)       394,580


  1,388,049      6,532,312         838,874      12,335,802       19,290     218,404      6,136,029      9,130,076

  2,141,780      4,643,312         693,821      16,266,430      111,881     161,599     11,205,553     10,805,770

   (843,680)      (413,308)     (1,545,520)     (1,263,864)     (13,585)     (4,795)    (2,862,003)    (1,013,264)
     (5,416)          (254)         (8,696)         (1,656)         (96)          -        (14,743)        (2,463)
---------------------------   -----------------------------   ----------------------   ---------------------------

  2,680,733     10,762,062         (21,521)     27,336,712      117,490     375,208     14,464,836     18,920,119
---------------------------   -----------------------------   ----------------------   ---------------------------
   (908,707)     9,355,873      (6,723,417)     16,875,866       (4,131)    325,715     13,235,693     19,314,699


 10,069,737        713,864      20,602,871       3,727,005      325,715           -     26,448,738      7,134,039
---------------------------   -----------------------------   ----------------------   ---------------------------
$ 9,161,030    $10,069,737    $ 13,879,454    $ 20,602,871    $ 321,584    $325,715    $39,684,431    $26,448,738
===========================   =============================   ======================   ===========================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                Statements of Changes in Net Assets (continued)


                                                       Technology Growth                          Transamerica VIF
                                                           Subaccount                             Growth Subaccount
                                                --------------------------------          ---------------------------------
                                                     2001               2000                   2001                2000
                                                --------------------------------          ---------------------------------
Operations:
 Net investment income (loss)                   $ (1,074,795)      $ (1,541,364)          $   (602,824)       $   (757,920)
 Net realized capital gains (losses)              (7,432,249)           491,619             (1,884,420)          6,365,839
 Net change in unrealized
  appreciation/depreciation of
  investments                                    (28,137,254)       (47,827,703)            (7,802,283)        (12,471,426)
                                                --------------------------------          ---------------------------------
Increase (decrease) in net assets
 from operations                                 (36,644,298)       (48,877,448)           (10,289,527)         (6,863,507)

Contract transactions:
 Net contract purchase payments                    6,529,944         47,793,677              1,857,577           9,538,392
 Transfer payments from (to) other
  subaccounts or general account                   6,602,451         67,133,279                268,771           9,604,731
 Contract terminations,
  withdrawals, and other
  deductions                                      (6,738,231)       (10,642,733)            (4,474,444)         (7,919,250)
 Contract maintenance charges                        (42,930)           (18,023)               (14,886)            (10,873)
                                                --------------------------------          ---------------------------------
Increase (decrease) in net assets from
 contract transactions                             6,351,234        104,266,200             (2,362,982)         11,213,000
                                                --------------------------------          ---------------------------------
Net increase (decrease) in net assets            (30,293,064)        55,388,752            (12,652,509)          4,349,493

Net assets:
 Beginning of period                              99,975,014         44,586,262             50,057,153          45,707,660
                                                --------------------------------          ---------------------------------
 End of period                                  $ 69,681,950       $ 99,975,014           $ 37,404,644        $ 50,057,153
                                                ================================          =================================

(1) Commencement of operations, May 1, 2000.

See accompanying notes.

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                         Notes to Financial Statements

                               December 31, 2001


1. Organization and Summary of Significant Accounting Policies

Organization

The Separate Account VA-2L of Transamerica Occidental Life Insurance Company (the Mutual Fund Account) is a segregated investment account of Transamerica Occidental Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of Transamerica Corporation. During 1999, Transamerica Corporation was merged with an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of twenty-eight investment subaccounts, including thirteen in specified portfolios of the Dreyfus Variable Investment Fund, one in the Dreyfus Stock Index Fund, one in the Dreyfus Socially Responsible Growth Fund, twelve in specified portfolios of the Dreyfus Investment Portfolios, and one in the Transamerica VIF Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. (each a Series Fund and collectively the Series Funds). Activity in these twenty-eight subaccounts is available to contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity, issued by Transamerica Life.

Effective December 27, 2000, the Zero Coupon 2000 Subaccount is no longer available to new contract owners.

Effective January 22, 2001, new contract owners may only invest in the Service Class Subaccounts, with the exception of the Money Market Subaccount and the Transamerica Variable Insurance Fund Growth Subaccount. The Initial Class Subaccounts, other than the Money Market Subaccount and the Transamerica Variable Insurance Fund Growth Subaccount, are only available to contract owners that purchased the contract prior to January 22, 2001.

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2001.

Prior to July 31, 2000, realized capital gains and losses from the sale of shares in the Series Funds were determined on the basis of average cost. Subsequent to this date, such gains and losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of July 31, 2000 as the opening cost for purposes of the first-in, first-out basis. This change has no effect on "net realized and unrealized capital gains (loss) on investments" and "increase (decrease) in net assets from operations" as reported in the Statements of Operations.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                                Number of         Net Asset Value
                                               Shares Held           Per Share       Market Value         Cost
                                           ------------------------------------------------------------------------
  Dreyfus Variable Investment Fund:
    Balanced Portfolio:
      Initial                                  5,789,796.040          $13.34         $ 77,235,879     $ 90,182,720
      Service                                  1,066,891.100           13.33           14,221,658       14,530,801
    Appreciation Portfolio:
      Initial                                  7,171,580.807           34.98          250,861,897      231,708,006
      Service                                    711,530.060           34.90           24,832,399       25,061,615
    Disciplined Stock Portfolio:
      Initial                                  4,817,984.861           20.89          100,647,704      109,294,789
      Service                                     314,535.74           20.86            6,561,215        6,684,336
    Growth and Income Portfolio:
      Initial                                  8,126,035.499           21.65          175,928,669      176,732,280
      Service                                    689,506.220           21.61           14,900,229       14,892,791
    International Equity Portfolio:
      Initial                                  3,019,100.112           10.76           32,485,517       50,577,381
      Service                                    147,692.720           10.75            1,587,697        1,529,058
    International Value Portfolio:
      Initial                                  1,215,465.343           11.56           14,050,779       16,702,929
      Service                                     177,543.40           11.58            2,055,953        2,025,793
    Limited Term High Income Portfolio:
      Initial                                  3,394,904.163            7.31           24,816,749       36,265,762
      Service                                    334,764.710            7.31            2,447,130        2,635,856
    Money Market Portfolio                   109,558,284.740            1.00          109,558,285      109,558,285
    Quality Bond Portfolio:
      Initial                                  7,903,732.360           11.37           89,865,437       91,058,116
      Service                                  1,708,550.430           11.35           19,392,047       19,820,235
    Small Cap Portfolio:
      Initial                                  4,046,569.778           35.13          142,155,996      184,238,847
      Service                                     131,852.37           35.03            4,618,788        4,684,961
    Small Company Stock Portfolio:
      Initial                                  1,130,421.444           17.79           20,110,197       18,254,949
      Service                                    105,336.880           17.73            1,867,623        1,799,538

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                              Number of         Net Asset Value
                                             Shares Held           Per Share       Market Value         Cost
                                         ------------------------------------------------------------------------
  Dreyfus Variable Investment Fund
    (continued):
      Special Value Portfolio:
         Initial                             2,080,605.697          $13.07         $ 27,193,516     $ 28,946,526
         Service                               184,453.870           13.05            2,407,123        2,436,646
      Zero Coupon 2000 Portfolio:
         Initial                                     0.036           12.19                    -              259
  Dreyfus Stock Index Fund:
    Initial                                  7,112,093.205           29.36          208,811,056      219,774,466
    Service                                    770,093.280           29.33           22,586,836       22,983,499
  Dreyfus Socially Responsible
    Growth Fund:
      Initial                                 3,089,685.183           26.67           82,401,904      101,642,749
      Service                                   273,730.170           26.59            7,278,485        7,819,944
  Dreyfus Investment Portfolios:
    Core Bond Portfolio:
      Initial                                 1,623,607.732           12.67           20,571,110       21,155,806
      Service                                 1,835,296.460           12.66           23,234,853       23,844,657
    Core Value Portfolio:
      Initial                                 2,228,192.191           14.54           32,397,914       32,048,266
      Service                                 1,324,079.110           14.54           19,252,110       18,848,863
    Emerging Leaders Portfolio:
      Initial                                   540,089.449           18.53           10,007,857        9,345,422
      Service                                   214,051.830           18.51            3,962,099        3,687,362
    Emerging Markets Portfolio:
      Initial                                    78,289.545            9.48              742,185          709,629
      Service                                    20,030.250            9.49              190,087          178,126
    European Equity Portfolio:
      Initial                                   325,539.186           10.69            3,480,014        4,342,898
      Service                                    22,396.520           10.77              241,210          235,438
    Founders Discovery Portfolio:
      Initial                                 1,209,662.516            9.81           11,866,789       15,746,159
      Service                                   236,801.950            9.78            2,315,923        2,302,677
    Founders Growth Portfolio:
      Initial                                 1,836,474.881           11.77           21,615,309       31,667,627
      Service                                   310,355.040           11.75            3,646,672        3,651,909

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                Number of         Net Asset Value
                                               Shares Held           Per Share       Market Value         Cost
                                           ------------------------------------------------------------------------
  Dreyfus Investment Portfolios
    (continued):
      Founders International Equity
        Portfolio:
          Initial                                649,001.240         $11.97         $   7,768,545     $ 11,446,830
          Service                                116,234.270          11.98             1,392,487        1,338,426
      Founders Passport Portfolio:
        Initial                                1,119,870.934          11.78            13,192,080       14,587,907
        Service                                   58,351.020          11.78               687,375          661,845
      Japan Portfolio:
        Initial                                   39,112.210           8.09               316,418          359,021
        Service                                      638.740           8.09                 5,167            6,066
      MidCap Stock Portfolio:
        Initial                                2,225,313.804          13.80            30,709,330       31,329,469
        Service                                  650,841.360          13.79             8,975,102        8,655,767
      Technology Growth Portfolio:
        Initial                                6,600,724.135           9.49            62,640,872      129,142,115
        Service                                  745,130.950           9.45             7,041,487        7,120,540
  Transamerica Variable Insurance
    Fund:
      Transamerica VIF Growth
        Portfolio                              2,116,844.485          17.67            37,404,642       48,557,983

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                                             Purchases            Sales
                                                         ----------------------------------
  Dreyfus Variable Investment Fund:
    Balanced Portfolio:
      Initial                                              $  9,948,527       $  6,498,491
      Service                                                14,632,637             94,676
    Appreciation Portfolio:
      Initial                                                 7,210,782         36,724,605
      Service                                                26,494,042          1,317,588
    Disciplined Stock Portfolio:
      Initial                                                 3,695,762         15,653,936
      Service                                                 6,846,848            145,449
    Growth and Income Portfolio:
      Initial                                                10,772,482         24,346,460
      Service                                                16,573,039          1,542,456
    International Equity Portfolio:
      Initial                                                 6,333,627         12,297,039
      Service                                                 6,424,369          4,724,929
    International Value Portfolio:
      Initial                                                 3,669,838          5,803,437
      Service                                                 3,010,338            920,477
    Limited Term High Income Portfolio:
      Initial                                                 4,286,277          8,480,510
      Service                                                 3,307,329            622,475
    Money Market Portfolio:                                 106,117,201         75,336,682
    Quality Bond Portfolio:
      Initial                                                30,784,028         15,014,605
      Service                                                20,733,195            907,194
    Small Cap Portfolio:
      Initial                                                13,314,381         25,797,690
      Service                                                 5,302,847            567,005
    Small Company Stock Portfolio:
      Initial                                                 1,188,107          3,890,824
      Service                                                 1,839,205             40,272
    Special Value Portfolio:
      Initial                                                 3,110,773          7,200,878
      Service                                                 2,444,610              7,345

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                             Purchases            Sales
                                                         ----------------------------------
  Dreyfus Variable Investment Fund (continued):
    Zero Coupon 2000 Portfolio:
      Initial                                              $      27,587       $     28,390
      Service                                                          -                  -
  Dreyfus Stock Index Fund:
    Initial                                                   12,870,656         32,839,652
    Service                                                   24,499,631          1,364,456
  Dreyfus Socially Responsible Growth Fund:
    Initial                                                    5,828,858         15,200,481
    Service                                                    8,083,920            181,584
  Dreyfus Investment Portfolios:
    Core Bond Portfolio:
      Initial                                                 19,486,593          2,654,916
      Service                                                 24,662,313            805,894
    Core Value Portfolio:
      Initial                                                 15,966,928          2,922,123
      Service                                                 19,017,165            158,647
    Emerging Leaders Portfolio:
      Initial                                                  8,787,660          2,174,385
      Service                                                  3,940,241            234,516
    Emerging Markets Portfolio:
      Initial                                                  3,244,320          3,018,446
      Service                                                    204,097             23,565
    European Equity Portfolio:
      Initial                                                  3,019,117          3,062,527
      Service                                                  3,755,360          3,513,487
    Founders Discovery Portfolio:
      Initial                                                  4,414,828          1,736,782
      Service                                                  2,466,796            138,948
    Founders Growth Portfolio:
      Initial                                                  6,048,896          2,266,150
      Service                                                  3,767,078             91,363
    Founders International Equity Portfolio:
      Initial                                                  2,838,100          1,836,921
      Service                                                  3,329,433          1,779,626
    Founders Passport Portfolio:
      Initial                                                 15,664,714         16,661,124
      Service                                                  1,748,123          1,007,402

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                             Purchases            Sales
                                                         ----------------------------------
  Dreyfus Investment Portfolios (continued):
    Japan Portfolio:
      Initial                                              $  1,417,161       $  1,310,538
      Service                                                     6,266                181
    MidCap Stock Portfolio:
      Initial                                                 9,839,897          4,469,780
      Service                                                10,420,275          1,712,566
    Technology Growth Portfolio:
      Initial                                                 9,749,237         11,945,581
      Service                                                 8,479,076          1,006,941
  Transamerica Variable Insurance Fund:
    Transamerica VIF Growth Portfolio                        12,079,439         14,476,638

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                                                               Disciplined        Growth and      International
                             Balanced       Appreciation          Stock             Income            Equity
                            Subaccount       Subaccount        Subaccount         Subaccount        Subaccount
                          --------------------------------------------------------------------------------------
  Units outstanding at
    January 1, 2000          4,426,908        8,513,807         5,856,979         6,548,395          2,296,713
  Units purchased              841,629          767,886           879,604           582,213            377,597
  Units redeemed and
    transferred                507,809       (1,088,222)         (197,550)         (698,349)           (45,141)
                          --------------------------------------------------------------------------------------
  Units outstanding at
    December 31, 2000        5,776,346        8,193,471         6,539,033         6,432,259          2,629,169
  Units purchased              747,810          578,802           317,446           415,967             83,519
  Units redeemed and
    transferred                540,982         (673,606)         (580,948)         (418,442)          (348,790)
                          --------------------------------------------------------------------------------------
  Units outstanding at
    December 31, 2001        7,065,138        8,098,667         6,275,531         6,429,784          2,363,898
                          ======================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                           International     Limited Term
                               Value          High Income      Money Market      Quality Bond       Small Cap
                             Subaccount       Subaccount        Subaccount        Subaccount        Subaccount
                          ---------------------------------------------------------------------------------------
  Units outstanding at
    January 1, 2000          1,432,408        5,300,352        64,761,300         5,010,814          2,096,730
  Units purchased               80,794          253,617        19,944,152           332,305            126,812
  Units redeemed and
    transferred               (175,726)      (2,039,002)      (24,850,082)       (1,009,621)          (205,152)
                          ---------------------------------------------------------------------------------------
  Units outstanding at
    December 31, 2000        1,337,476        3,514,967        59,855,370         4,333,498          2,018,390
  Units purchased              127,992          253,660        15,077,958           736,583             49,847
  Units redeemed and
    transferred               (130,985)        (748,466)        6,291,808           970,942           (255,002)
                          ---------------------------------------------------------------------------------------
  Units outstanding at
    December 31, 2001        1,334,483        3,020,161        81,225,136         6,041,023          1,813,235
                          =======================================================================================

                                                                                                 Dreyfus Socially
                           Small Company                                        Dreyfus Stock       Responsible
                               Stock        Special Value      Zero Coupon          Index             Growth
                             Subaccount       Subaccount     2000 Subaccount      Subaccount        Subaccount
                          ---------------------------------------------------------------------------------------
  Units outstanding at
    January 1, 2000          1,665,730        2,347,757         1,153,904         5,113,717          2,399,067
  Units purchased              212,103           68,135            50,565           817,869            633,365
  Units redeemed and
    transferred               (211,150)        (455,988)       (1,204,438)         (321,318)            53,550
                          ---------------------------------------------------------------------------------------
  Units outstanding at
    December 31, 2000        1,666,683        1,959,904                31         5,610,268          3,085,982
  Units purchased              130,958          118,474               117           443,893            218,050
  Units redeemed and
    transferred               (180,783)        (250,539)             (148)         (398,890)          (260,226)
                          ---------------------------------------------------------------------------------------
  Units outstanding at
    December 31, 2001        1,616,858        1,827,839                 -         5,655,271          3,043,806
                          =======================================================================================

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                               Core             Core           Emerging           Emerging          European
                               Bond             Value          Leaders            Markets            Equity
                            Subaccount       Subaccount       Subaccount         Subaccount        Subaccount
                          -------------------------------------------------------------------------------------
  Units outstanding at
    January 1, 2000                  -          618,555                 -                 -           71,171
  Units purchased              392,699          514,202           171,860           161,595          164,260
  Units redeemed and
    transferred                  8,742          538,876            65,832           (93,515)         173,414
                          -------------------------------------------------------------------------------------
  Units outstanding at
    December 31, 2000          401,441        1,671,633           237,692            68,080          408,845
  Units purchased            1,166,454        1,041,797           237,173            23,656           25,900
  Units redeemed and
    transferred              2,382,127        1,699,788           592,577            36,242          (11,330)
                          -------------------------------------------------------------------------------------
  Units outstanding at
    December 31, 2001        3,950,022        4,413,218         1,067,442           127,978          423,415
                          =====================================================================================

                                                                                Founders
                                              Founders         Founders       International       Founders
                                             Discovery          Growth           Equity           Passport
                                             Subaccount       Subaccount       Subaccount        Subaccount
                                           --------------------------------------------------------------------
  Units outstanding at January 1, 2000                -           209,797            51,378          230,853
  Units purchased                             2,338,809         1,453,372           518,198          882,241
  Units redeemed and transferred               (771,893)          834,551           320,198          629,925
                                           --------------------------------------------------------------------
  Units outstanding at December 31, 2000      1,566,916         2,497,720           889,774        1,743,019
  Units purchased                               239,165           432,834           157,837           85,718
  Units redeemed and transferred                556,821           515,373           117,704         (111,286)
                                           --------------------------------------------------------------------
  Units outstanding at December 31, 2001      2,362,902         3,445,927         1,165,315        1,717,451
                                           ====================================================================

                           Separate Account VA-2L of
                Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                                                                   MidCap         Technology      Transamerica
                                                  Japan            Stock            Growth         VIF Growth
                                                Subaccount       Subaccount       Subaccount       Subaccount
                                        ------------------------------------------------------------------------
 Units outstanding at January 1, 2000                  -           677,576        2,898,342         2,963,759
 Units purchased                                  56,785           838,684        3,612,383           654,250
 Units redeemed and transferred                  (14,443)          836,076        2,514,201            26,212
                                        ------------------------------------------------------------------------
 Units outstanding at December 31,
   2000                                           42,342         2,352,336        9,024,926         3,644,221
 Units purchased                                   3,434           592,246          777,770           168,266
 Units redeemed and transferred                   13,023           756,153         (259,884)         (460,063)
                                        ------------------------------------------------------------------------
 Units outstanding at December 31, 2001           58,799         3,700,735        9,542,812         3,352,424
                                        ========================================================================

4. Financial Highlights

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                        At December 31, 2001                              Year Ended December 31, 2001
                           -----------------------------------------------   ----------------------------------------------------
                                        Unit Fair Value                          Investment                   Total Return***
                                           Lowest to              Net              Income       Expense            Lowest
Subaccount                    Units         Highest              Assets            Ratio*       Ratio**          to Highest
--------------------------------------------------------------------------   ----------------------------------------------------
Balanced                    7,065,138  $12.92 to $12.95      $  91,457,535          2.04%        1.40%      (11.08)% to (10.39)%
Appreciation                8,098,667   33.93 to  34.05        275,694,302          0.82         1.40       (10.57)  to (10.06)
Disciplined Stock           6,275,531   17.05 to  17.09        107,208,982          0.40         1.40       (15.83)  to (14.47)
Growth and Income           6,429,784   29.59 to  29.69        190,828,899          0.49         1.40        (8.33)  to  (7.15)
International Equity        2,363,898   14.38 to  14.42         34,073,214          0.81         1.40       (31.08)  to (30.17)
International Value         1,334,483   12.07 to  12.09         16,106,732          0.90         1.40       (14.42)  to (13.62)
Limited Term High
 Income                     3,020,161    9.02 to   9.03         27,263,974         11.07         1.40        (6.09)  to  (4.25)
Money Market               81,225,136         1.35             109,558,331          3.76         1.40               2.53
Quality Bond                6,041,023   18.04 to  18.10        109,257,150          5.99         1.40         3.63   to   5.21
Small Cap                   1,813,235   80.65 to  80.96        146,774,773          0.43         1.40        (7.42)  to  (6.34)
Small Company Stock         1,616,858   13.55 to  13.60         21,977,818          0.07         1.40        (2.90)  to   0.70
Special Value               1,827,839   16.16 to  16.20         29,600,641          0.74         1.40        (9.25)  to  (6.88)
Zero Coupon 2000                 -            -                          -          0.00         1.40                 -
Dreyfus Stock Index         5,655,271   40.80 to  40.93        231,397,898          1.08         1.40       (15.10)  to (13.40)

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)

4. Financial Highlights (continued)

                                       At December 31, 2001                               Year Ended December 31, 2001
                      ----------------------------------------------------   ----------------------------------------------------
                                        Unit Fair Value                        Investment                     Total Return***
                                           Lowest to              Net            Income         Expense            Lowest
Subaccount                    Units         Highest              Assets          Ratio*         Ratio**          to Highest
--------------------------------------------------------------------------   ----------------------------------------------------
Dreyfus Socially
 Responsible
 Growth                     3,043,806  $29.37 to $29.47        $89,680,515        0.06%          1.40%      (27.19)% to (23.65)%
Core Bond                   3,950,022             11.09         43,805,961        5.88           1.40         1.93   to   3.09
Core Value                  4,413,218             11.70         51,650,023        0.03           1.40        (3.44)  to  (2.38)
Emerging Leaders            1,067,442   13.08 to  13.09         13,969,950        0.00           1.40         7.23   to   9.99
Emerging Markets              127,978    7.29 to   7.28            932,271        0.80           1.40        (4.05)  to   1.88
European Equity               423,415    8.78 to   8.85          3,721,225        0.60           1.40       (29.13)  to (27.42)
Founders Discovery          2,362,902    5.99 to   6.01         14,182,718        0.00           1.40       (19.66)  to (16.86)
Founders Growth             3,445,927    7.32 to   7.33         25,261,986        0.08           1.40       (41.34)  to (21.14)
Founders International
 Equity                     1,165,315    7.86 to   7.87          9,161,030        0.04           1.40       (31.43)  to (30.54)
Founders Passport           1,717,451              8.08         13,879,454        0.00           1.40       (31.63)  to (31.08)
Japan                          58,799              5.47            321,584        0.00           1.40       (28.90)  to (26.27)
MidCap Stock                3,700,735   10.71 to  10.73         39,684,431        0.20           1.40        (4.60)  to  (1.09)
Technology Growth           9,542,812    7.27 to   7.31         69,681,950        0.00           1.40       (41.34)  to (34.06)
Transamerica VIF Growth     3,352,424             11.16         37,404,644        0.00           1.40                   (18.77)

   * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
   ** These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
   *** These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                           Separate Account VA-2L of
               Transamerica Occidental Life Insurance Company -
            Dreyfus/Transamerica Triple Advantage Variable Annuity

                   Notes to Financial Statements (continued)

5. Administrative, Mortality, and Expense Risk Charges

Mortality and expense risk charges are deducted from each subaccount of the Separate Account on a daily basis, which is equal, on an annual basis, to 1.25% of the daily net asset value of the subaccount. This amount can never increase and is paid to Transamerica Life. An administrative expense charge is also deducted by Transamerica Life from each subaccount on a daily basis, which is equal, on an annual basis, to .15% of the daily net asset value of the subaccount. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .25%.

The following charges are deducted from a contract holder's account by Transamerica Life and not directly form the Separate Account. An annual contract fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is $30 (or 2% of the account value, if less). After the annuity date this charge is referred to as the Annuity Fee. The Annuity Fee is $30.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

PART C

Other Information

Item 24. Financial Statements and Exhibits

(a)  Financial Statements

     All required financial statements are included in Parts A and B of this Registration Statement.

(b)  Exhibits

     (1) Resolution of the Board of Directors of Transamerica Occidental Life Insurance Company ("Transamerica") authorizing establishment of the Variable Account. (1)

     (2)  Not Applicable.

     (3) (a) Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance, Transamerica Financial Resources, Inc., Dreyfus Service Corporation, and Dreyfus Service Organization, Inc. (4)

          (b) Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (4)

          (c) Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (4)

          (d) Form of Sales Agreement among Dreyfus Service Corporation, Dreyfus Service Organization, Inc., and Broker-Dealers. (4)

          (e) Amendment Dated as of August 31, 1993, to Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation and Dreyfus Service Organization, Inc. (6)

          (f) Amendment Dated as of August 31, 1993 to Principal Agency Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Organization, Inc. (6)

          (g) Amendment Dated as of August 31, 1993 to Distribution Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Service Corporation. (6)

          (h) Distribution Agreement between Transamerica Occidental Life Insurance Company and Transamerica Insurance Securities Sales Corporation, dated as of August 24, 1994. (8)

          (i) Sales Agreement among Transamerica Insurance Securities Sales Corporation, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (j) Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (k) Services Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Insurance Securities Sales Corporation, Dreyfus Service Corporation, and Dreyfus Service Organization, Inc., dated as of August 24, 1994. (8)

          (l) Form of Sales Agreement between Transamerica Occidental Life Insurance Company, Transamerica Life Insurance and Annuity Company, First Transamerica Life Insurance Company and Transamerica Securities Sales Corporation. (10)


          (m) Principal Underwriting Agreement by and between Transamerica Occidental Life Insurance Company, on its own behalf and on the behalf of Mutual Fund Account, and AFSG Securities Corporation.
               (18)

          (n)  Form of Amendment to Principal Underwriting Agreement. (25)


     (4) Group Contract Form, Certificate Form, Individual Contract Form and Endorsements.

          (a)  Contract form and Endorsements. (5)

               (i) Form of Flexible Purchase Payment Multi-Funded Deferred Master Group Annuity Contract. (5)
               (ii) Form of Automatic Payout Option Endorsement to Group Contract. (5)
               (iii) Form of Dollar Cost Averaging Option Endorsement to Group Contract. (5)
               (iv) Form of Systematic Withdrawal Option Endorsement to Group Contract. (5)
               (v) Form of Guaranteed Minimum Death Benefit Endorsement to Group Contract. (5)
               (vi)   Form of Fixed Account Rider to Group Contract. (7)

               (vii)  Form of Tax Relief Rider. (21)

          (b)  Certificate of Participation Form and Endorsements. (5)

               (i)    Form of Certificate of Participation.  (5)
               (ii)   Form of IRA Endorsement to Certificate. (5)
               (iii) Form of Dollar Cost Averaging Option Endorsement to Certificate. (5)
               (iv) Form of Systematic Withdrawal Option Endorsement to Certificate. (5)
               (v)    Form of Automatic Payout Option Endorsement to
                      Certificate. (5)
               (vi)   Form of Benefit Distribution Endorsement to Certificate.
                      (5)
               (vii)  Form of Death Benefit Endorsement to Group Contract. (14)
               (viii) Form of Individual Purchase Payment Endorsement. (14)
               (ix)   Form of Guaranteed Minimum Income Builder Rider. (14)

               (x)    Form of Tax Relief Rider.(21)


          (c)  Individual Contract Form and Endorsements. (6)

               (i) Form of Flexible Purchase Payment Multi-Funded Deferred Individual Annuity Contract. (6)
               (ii)   Form of IRA Endorsement to Individual Contract. (6)
               (iii)  Form of Benefit Distribution Endorsement. (6)
               (iv) Form of Dollar Cost Averaging Option Endorsement to Individual Contract. (6)
               (v) Form of Systematic Withdrawal Option Endorsement to Individual Contract. (6)
               (vi) Form of Automatic Payout Option Endorsement to Individual Contract. (6)
               (vii) Form of Guaranteed Minimum Death Benefit Endorsement to Individual Contract. (6)
               (viii) Form of Fixed Account Rider to Individual Contract. (7)
               (x)    Form of Death Benefit Endorsement. (14)
               (xi)   Form of Initial Purchase Payment Endoresment. (14)
               (xii)  Form of Guaranteed Minimum Income Benefit Rider. (14)

               (xiii) Form of Tax Relief Rider.(21)


          (d)  Individual Contract Form and Endorsements. (26)


     (5)  (a)  Form of Application for and Acceptance of Group Annuity Contract.
               (5)

          (b)  Form of Application for Enrollment under Group Annuity Contract.
               (5)

          (c)  Form of Application for Individual Annuity Contract. (6)

          (d)  Form of Application for Individual Contract. (26)

     (6)  (a)       Restated Articles of Incorporation of Transamerica. (1)

          (a)(1) Articles of Redomestication and Reincorporation of Transamerica Occidental Life Insurance Company. (16)

          (b)       Restated By-Laws of Transamerica. (1)

          (b)(1) Amended and Restated By-Laws of Transamerica Occidental Life Insurance Company. (16)


     (7)  Not Applicable.

     (8)  (a)       Participation Agreement between Transamerica Occidental Life
                    Insurance Company and Dreyfus Variable Investment Fund. (4)

          (b) Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (4)

          (c) Participation Agreement between Transamerica Occidental Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (6)

          (d) Administrative Services Agreement between Transamerica Occidental Life Insurance Company and Vantage Computer Systems, Inc. (4)

          (e) Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (6)

          (f) Amendment Dated as of August 31, 1993 to Participation Agreement between Transamerica Occidental Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (6)

          (g) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Variable Investment Fund. (8)


          (g)(1)    Fund Participation Agreement (Dreyfus). (19)
             (2)    Amendment to Fund Participation Agreement. (19)

          (h) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of August 31, 1993 between Transamerica Occidental Life Insurance Company and Dreyfus Socially Responsible Growth Fund, Inc. (8)

          (i) Amendment Dated as of August 24, 1994 to Participation Agreement Dated as of March 3, 1993, As Amended, between Transamerica Occidental Life Insurance Company and Dreyfus Stock Index Fund. (8)


          (j)       Form of Participation Agreement (Transamerica). (20)

     (8)  (k)       Participation Agreement among WRL Series Fund, Inc., Western
                    Reserve Life Assurance co. of Ohio, and PFL Life Insurance
                    Company. Note 22


     (8)  (k)  (1)  Amendment No. 16 to Participation Agreement among WRL Series fund, Inc., PFL Life Insurance company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 23


     (8)  (k)  (2)  Amendment No. 17 to Participation Agreement among WRL Series
                    Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company.
                    Note 24


     (8)  (k)  (3)  Form of Amendment No. 20 to Participation Agreement among
                    AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 25


     (9)  (a)       Opinion and Consent of Counsel. (9)


          (b)       Consent of Counsel. (11)


    (10)  (a)       Consent of Independent Auditors. (25)


          (b)       Opinion and Consent of Actuary. (25)


    (11)  No financial statements are omitted from item 23.

    (12)  Not applicable.

     (13) Performance Data Calculations. (6)

     (14) Not applicable.

     (15) Powers of Attorney.

                Frank Beardsley (12)           Richard N. Latzer (15)
                Thomas J. Cusak (11)           Karen MacDonald (15)
                James W. Dederer (15)          Gary U. Rolle' (15)
                Paul E. Rutledge III (15)      T. Desmond Sugrue (11)
                George A. Foegele (15)         Nooruddin S. Veerjee (15)
                David E. Gooding (15)          Robert A. Watson (11)
                Edgar H. Grubb (11)            Frank C. Herringer (11)
                Patrick S. Baird (15)          Brenda K. Clancy (15)
                Douglas C. Kolsrud (15)        Craig D. Vermie (15)
                Ron F. Wagley (17)             Bruce Clark (17)

(1) Filed with initial filing of this form N-4 Registration Statement, File No. 33-49998 (July 24, 1992).

(2) Incorporated by reference to Exhibit 7(c) of Post-Effective Amendment No.1 to the Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VL on Form S-6, File No. 33-28107 (April 30,
     1990)

(3) Incorporated by reference to Exhibit 7(d) of Post-Effective Amendment No. 2 to the Registration Statement of Transamerica Occidental Life Insurance Company's Separate Account VL on Form S-6, File No. 33-28107 (April 30,
     1991)

(4) Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement, File No. 33-49998 (April 30, 1993).

(5) Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement, File No. 33-49998 (March 8, 1994).

(6) Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement, File No. 33-49998 (April 29, 1994).

(7) Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement, File No. 33-49998 (March 1, 1995).

(8) Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1995).

(9) Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement File No. 33-49998 (April 26, 1996).

(10) Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement File No. 33-49998 (April 28, 1997).

(11) Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1998).

(12) Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement file No. 33-49998 (February 26, 1999).

(13) Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement file No. 33-49998 (April 28, 1999).

(14) Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement file No. 33-49998 (December 6, 1999).

(15) Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement file No 33-49998 (April 28, 2000)

(16) Filed with Post-Effective Amendment No 16 to this Form N-4 Registration Statement file No. 33-49998 (February 9, 2001)

(17) Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement file No. 33-49998 (April 27, 2001)

(18) Incorporated by reference to the Initial Filing of Form S-6 Registration Statement (File No. 333-91851) filed on November 30, 1999.

(19) Incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.

(20) Incorporated by reference to Post-Effective Amendment No. 26 to N-4 Registration Statement (file No. 33-33085) filed on October 2, 2001.

(21) Filed with Post-Effective Amendment No. 18 to this Form N-4 Registration Statement (File No. 33-49998) filed on January 18, 2002.


(22) Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-7509) on April 29, 1998.


(23) Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.


(24) Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (file No. 33-33085) on April 27, 2001.


(25) File herewith.


(26) To be filed by Amendment.



Item 25.  List of Directors and Officers of the Depositor



                         Principal Positions and
Name                     Offices with Depositor
----                     ----------------------

Patrick S. Baird         Director


Ron F. Wagley            Director, President




Brenda K. Clancy         Director, Senior Vice President, Corporate


Douglas C. Kolsrud       Director, Senior Vice President, Investment Division





Craig D. Vermie          Director, Vice President and Counsel, Corporate


Bruce Clark              Chief Financial Officer and Senior Vice President


Frank A. Camp            Vice President and Financial Markets Division
                         General Counsel

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
AEGON USA, Inc.                       Iowa                   AEGON U.S. Holding Corporation,      Holding company
                                                             AEGON U.S. Corporation

RCC North America, L.L.C.             Delaware               100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company, L.L.C.  Delaware               100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                   Delaware               100% Transamerica Holding Company,   Issue debt
                                                             L.L.C.                               securities-net proceeds
                                                                                                  used to make loans to
                                                                                                  affiliates

First AUSA Life Insurance Company     Maryland               100% Transamerica Holding Company,   Insurance holding
                                                             L.L.C.                               company

AUSA Life Insurance Company, Inc.     New York               100% First AUSA Life Insurance       Insurance
                                                             Company

Life Investors Insurance Company of   Iowa                   100% First AUSA Life Ins. Co.        Insurance
 America

Apple Partners of Iowa, L.L.C.        Iowa                   100% LICCA                           Apple production,
                                                                                                  packing, storage and
                                                                                                  sales

Life Investors Alliance, LLC          Delaware               100% LIICA                           Purchase, own, and hold
                                                                                                  the equity interest of
                                                                                                  other entities

Transamerica Life Insurance Company   Iowa                   100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services Group, Inc.  Minnesota              100% Transamerica Life Insurance     Marketing
                                                             Co.

AEGON Assignment Corporation of       Kentucky               100% AEGON Financial Services        Administrator of
 Kentucky                                                    Group, Inc.                          structured settlements

AEGON Assignment Corporation          Illinois               100% AEGON Financial Services        Administrator of
                                                             Group, Inc.                          structured settlements

Transamerica Financial                Minnesota              100% AEGON Financial Services        Life insurance and
 Institutions, Inc.                                          Group, Inc.                          underwriting services

Southwest Equity Life Ins. Co.        Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Iowa Fidelity Life Insurance Co.      Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Western Reserve Life Assurance Co.    Ohio                   100% First AUSA Life Ins. Co.        Insurance
 of Ohio

WRL Insurance Agency, Inc.            California             100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

WRL Insurance Agency of Alabama,      Alabama                100% WRL Insurance Agency, Inc.      Insurance Agency
 Inc.

WRL Insurance Agency of               Massachusetts          100% WRL Insurance Agency, Inc.      Insurance Agency
 Massachusetts, Inc.

WRL Insurance Agency of Nevada, Inc.  Nevada                 100% WRL Insurance Agency, Inc.      Insurance Agency

WRL Insurance Agency of Texas, Inc.   Texas                  Record shareholder Daniel DeMarco    Insurance Agency

WRL Insurance Agency of Wyoming       Wyoming                100% WRL Insurance Agency, Inc.      Insurance Agency

AEGON/Transamerica Series Fund, Inc.  Maryland               Various                              Mutual fund

AEGON/Transamerica Fund Services,     Florida                100% Western Reserve Life            Provides administration
 Inc.                                                        Assurance Co. of Ohio                for affiliated mutual
                                                                                                  fund

AEGON/Transamerica Fund Advisors,     Florida                100% Western Reserve Life            Registered investment
 Inc.                                                        Assurance Co. of Ohio                advisor

World Financial Group Insurance       California             100% Western Reserve Life            Insurance agency
 Agency, Inc.                                                Assurance Co. of Ohio

World Financial Group Insurance       Alabama                100% World Financial Group           Insurance Agency
 Agency of Alabama, Inc.                                     Insurance Agency, Inc.

World Financial Group Insurance       Ohio                   100% World Financial Group           Insurance agency
 Agency of Ohio, Inc.                                        Insurance Agency, Inc.

World Financial Group Insurance       Massachusetts          100% World Financial Group           Insurance Agency
 Agency of Massachusetts, Inc.                               Insurance Agency, Inc.

WFG Insurance Agency of Texas, Inc.   Texas                  Record Shareholder Jack Linder       Insurance Agency

World Financial Group Insurance       Hawaii                 100% World Financial Group           Insurance Agency
 Agency of Hawaii, Inc.                                      Insurance Agency, Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
World Financial Group Insurance       Nevada                 100% World Financial Group           Insurance Agency
 Agency of Nevada, Inc.                                      Insurance Agency, Inc.

World Financial Group Insurance       New Mexico             100% World Financial Group           Insurance Agency
 Agency of New Mexico, Inc.                                  Insurance Agency, Inc.

World Financial Group Insurance       Wyoming                100% World Financial Group           Insurance Agency
 Agency of Wyoming                                           Insurance Agency, Inc.

AEGON Equity Group, Inc.              Florida                100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

Monumental General Casualty Co.       Maryland               100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.       Maryland               100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.       Arizona                100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation            Maryland               100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                   Iowa                   100% First AUSA Life Insurance       Holding company
                                                             Company

Monumental General Life Insurance     Puerto Rico            51% First AUSA Life Insurance        Insurance
 Company of Puerto Rico                                      Company
                                                             49% Baldrich & Associates of
                                                             Puerto Rico

AUSA Holding Company                  Maryland               100% Transamerica Holding Company    Holding company

Monumental General Insurance Group,   Maryland               100% AUSA Holding Co.                Holding company
 Inc.

Trip Mate Insurance Agency, Inc.      Kansas                 100% Monumental General Insurance    Sale/admin. of travel
                                                             Group, Inc.                          insurance

Monumental General Administrators,    Maryland               100% Monumental General Insurance    Provides management
 Inc.                                                        Group, Inc.                          srvcs. to unaffiliated
                                                                                                  third party
                                                                                                  administrator

National Association Management And   Maryland               100% Monumental General              Provides actuarial
 Consultant Services, Inc.                                   Administrators, Inc.                 consulting services

Monumental General Mass Marketing,    Maryland               100% Monumental General Insurance    Marketing arm for sale
 Inc.                                                        Group, Inc.                          of mass marketed
                                                                                                  insurance coverages

Transamerica Capital, Inc.            California             100% AUSA Holding Co.                Broker/Dealer

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Universal Benefits Corporation        Iowa                   100% AUSA Holding Co.                Third party
                                                                                                  administrator

Investors Warranty of America, Inc.   Iowa                   100% AUSA Holding Co.                Provider of automobile
                                                                                                  extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.      Iowa                   100% AUSA Holding Co.                Trust company

Money Services, Inc.                  Delaware               100% AUSA Holding Co.                Provides financial
                                                                                                  counseling for
                                                                                                  employees and agents of
                                                                                                  affiliated companies

ADB Corporation, L.L.C.               Delaware               100% Money Services, Inc.            Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.         California             26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                Iowa                   30% Money Services, Inc.             Markets & sells mutual
                                                                                                  funds & individually
                                                                                                  managed accounts

AEGON USA Travel and Conference       Iowa                   100% Money Services                  Travel and Conference
 Services, L.L.C.                                                                                 Services

Roundit, Inc.                         Maryland               50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                 California             100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                             Alabama                100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                   Texas                  100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.     California             33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

World Group Securities, Inc.          Delaware               100% AEGON Asset Management          Broker-Dealer
                                                             Services, Inc.

World Financial Group, Inc.           Delaware               100% AEGON Asset Management          Marketing
                                                             Services, Inc.

Intersecurities, Inc.                 Delaware               100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,   Michigan               100% Intersecurities, Inc.           Holding co./management
 Inc.                                                                                             services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Associated Mariner Ins. Agency of     Massachusetts          100% Associated Mariner Agency,      Insurance agency
 Massachusetts, Inc.                                         Inc.

Associated Mariner Agency Ohio, Inc.  Ohio                   100% Associated Mariner Agency,      Insurance agency
                                                             Inc.

Associated Mariner Agency Texas,      Texas                  100% Associated Mariner Agency,      Insurance agency
 Inc.                                                        Inc.

PIA General Partner, Inc.             Delaware               100% AUSA Holding Company            General Partner to PIA
                                                                                                  2001-A, L.P.

PIA 2001-A, L.P.                      Delaware               PIA General, Inc. is the General     Private placement
                                                             Partner                              investment limited
                                                                                                  partnership

Idex Investor Services, Inc.          Florida                100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                 Delaware               100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                     Massachusetts          Various                              Mutual fund

Diversified Investment Advisors,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

Diversified Investors Securities      Delaware               100% Diversified Investment          Broker-Dealer
 Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.          Massachusetts          100% Diversified Investment          Employee benefit and
                                                             Advisors, Inc.                       actuarial consulting

Creditor Resources, Inc.              Michigan               100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources Canadian       Canada                 100% Creditor Resources, Inc.        Insurance agency
 Dealer Network Inc.

Premier Solutions Group, Inc.         Maryland               100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment Management,      Iowa                   100% Transamerica Holding Company,   Investment advisor
 LLC.                                                        L.L.C.

AEGON USA Realty Advisors, Inc.       Iowa                   100% AUSA Holding Co.                Provides real estate
                                                                                                  administrative and real
                                                                                                  estate investment
                                                                                                  services

AEGON USA Real Estate Services, Inc.  Delaware               100% AEGON  USA Realty Advisors,     Real estate and
                                                             Inc.                                 mortgage holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
QSC Holding, Inc.                     Delaware               100% AEGON USA Realty Advisors,      Real estate and
                                                             Inc.                                 financial software
                                                                                                  production and sales

Realty Information Systems, Inc.      Iowa                   100% AEGON USA Realty Advisors, Inc  Information Systems for
                                                                                                  real estate investment
                                                                                                  management

USP Real Estate Investment Trust      Iowa                   12.89% First AUSA Life Ins. Co.      Real estate investment
                                                             13.11% PFL Life Ins. Co.             trust
                                                             4.86% Bankers United Life
                                                             Assurance Co.

RCC Properties Limited Partnership    Iowa                   AEGON USA Realty Advisors, Inc. is   Limited Partnership
                                                             General Partner and 5% owner

Commonwealth General Corporation      Delaware               100% AEGON U.S. Corporation          Holding company
 ("CGC")

AFSG  Securities Corporation          Pennsylvania           100% CGC                             Broker-Dealer

Benefit Plans, Inc.                   Delaware               100% CGC                             TPA for Peoples
                                                                                                  Security Life Insurance
                                                                                                  Company

AEGON Alliances, Inc.                 Virginia               100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation         Delaware               100% CGC                             Real estate holdings

AEGON Structured Settlements, Inc.    Kentucky               100% CGC                             Administrator of
                                                                                                  structured settlements

AEGON Institutional Markets, Inc.     Delaware               100% CGC                             Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  Services to ins. cos.

Ampac Insurance Agency, Inc.          Pennsylvania           100% CGC                             Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development Corporation  Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Financial Planning Services, Inc.     Dist. Columbia         100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Frazer Association Consultants, Inc.  Illinois               100% Ampac Insurance Agency, Inc.    TPA license-holder

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
National Home Life Corporation        Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Valley Forge Associates, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Furniture & equipment
                                                                                                  lessor

Veterans Benefits Plans, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Administrator of group
                                                                                                  insurance programs

Veterans Insurance Services, Inc.     Delaware               100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Academy Insurance Group, Inc.         Delaware               100% CGC                             Holding company

Academy Life Insurance Co.            Missouri               100% Academy Insurance Group, Inc.   Insurance company

Pension Life Insurance Company of     New Jersey             100% Academy Life Insurance Company  Insurance company
 America

FED Financial, Inc.                   Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ammest Massachusetts Insurance        Massachusetts          100% Academy Insurance Group, Inc.   Special-purpose
 Agency, Inc.                                                                                     subsidiary

Ammest Realty, Inc.                   Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ampac,  Inc.                          Texas                  100% Academy Insurance Group, Inc.   Managing general agent

Ampac Insurance Agency, Inc.          Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
(EIN 23-2364438)                                                                                  subsidiary

Force Financial Group, Inc.           Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Force Financial Services, Inc.        Massachusetts          100% Force Fin. Group, Inc.          Special-purpose
                                                                                                  subsidiary

Military Associates, Inc.             Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOAA Management Company              Texas                  100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOA Motor Club, Inc.                 Georgia                100% Academy Insurance Group, Inc.   Automobile club

Unicom Administrative Services, Inc.  Pennsylvania           100% Academy Insurance Group, Inc.   Provider of admin.
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Unicom Administrative Services, GmbH  Germany                100%Unicom Administrative            Provider of admin.
                                                             Services, Inc.                       services

Capital General Development           Delaware               100% CGC                             Holding company
 Corporation

Monumental Life Insurance Company     Maryland               73.23% Capital General Development   Insurance company
                                                             Company
                                                             26.77% First AUSA Life Insurance
                                                             Company

Exchange Management Services, Inc.    Missouri               100% Monumental Life Insurance       Management company
                                                             Company

AEGON Direct Marketing Services,      Maryland               100% Monumental Life Insurance       Marketing company
 Inc.                                                        Company

Peoples Benefit Life Insurance        Iowa                   3.7% CGC                             Insurance company
 Company                                                     20.0% Capital Liberty, L.P.
                                                             76.3% Monumental Life Insurance
                                                             Company

Veterans Life Insurance Co.           Illinois               100% Transamerica Holding Company,   Insurance company
                                                             L.L.C.

Peoples Benefit Services, Inc.        Pennsylvania           100% Veterans Life Ins. Co.          Special-purpose
                                                                                                  subsidiary

Coverna Direct Insurance Insurance    Maryland               100% Peoples Benefit Life            Insurance agency
 Agency, Inc.                                                Insurance Company

Ammest Realty Corporation             Texas                  100% Monumental Life Insurance       Special purpose
                                                             Company                              subsidiary

JMH Operating Company, Inc.           Mississippi            100% Peoples Benefit Life            Real estate holdings
                                                             Insurance Company

Capital Liberty, L.P.                 Delaware               99.0% Monumental Life Insurance      Holding Company
                                                             Company
                                                             1.0% CGC

Consumer Membership Services, Inc.    Delaware               100% Commonwealth General            Credit Card Protection
                                                             Corporation

Global Premier Reinsurance Company,   British Virgin         100% Commonwealth General            Insurance and
 LTD.                                 Islands                Corporation                          Reinsurance company

Health Benefits Services, Inc.        Delaware               100% Commonwealth General            Health discount plan
                                                             Corporation

Quest Membership Services, Inc.       Delaware               100% Commonwealth General            Travel discount plan
                                                             Corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Stonebridge Group, Inc.               Delaware               100% Commonwealth General            General purpose
                                                             Corporation                          corporation

J.C. Penney Life Insurance            Vermont                100% Commonwealth General            Insurance
 Corporation                                                 Corporation

Stonebridge Insurance Company         Wisconsin              100% J.C. Penney Life Insurance      Insurance
                                                             Company

Insurance Consultants, Inc.           Nebraska               100% Commonwealth General            Brokerage
                                                             Corporation

ICON Partners Limited                 United Kingdom         100% Insurance Consultants, Inc.     Marketing company

J.C. Penney Casualty Insurance        Ohio                   100% Commonwealth General            Insurance
 Company                                                     Corporation

AEGON N.V.                            Netherlands            51.27% of Vereniging                 Holding Company
                                                             AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.         Netherlands            Held through AEGON Nevak Holding     Holding Company
                                                             B.V.

AEGON Nederland N.V.                  Netherlands            100% AEGON N.V.                      Holding Company

AEGON Nevak Holding B.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Derivatives                     Netherlands            100% AEGON N.V.                      Holding Company

AEGON International N.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Trust Advisory Board Members:   Delaware               100% AEGON International N.V.        Manage assets of AEGON
K.J.Storm                                                                                         U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation        Delaware               100% AEGON Trust                     Holding company

AEGON DMS Holding B.V.                Netherlands            100% AEGON International N.V.        Holding company

JCPenney Financial & Marketing        Korea                  100% AEGON DMS Holding B.V.          Marketing
 Services Group LTD

JCPenney Direct Marketing Services    Japan                  100% AEGON DMS Holding B.V.          Marketing
 Japan K.K.

Canadian Premier Holdings LTD         Canada                 100% AEGON DMS Holding B.V.          Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Canadian Premier Life Insurance       Canada                 100% Canadian Premier Holdings LTD   Holding company
 Company

Legacy General Insurance Company      Canada                 100% Canadian Premier Life           Insurance
                                                             Insurance Company

Cornerstone International Holdings    United Kingdom         100% AEGON DMS Holding B.V.          Holding company
 LTD

Cornerstone International Marketing   United Kingdom         100% Cornerstone International       Marketing company
 LTD                                                         Holdings, LTD

Stonebridge International Insurance   United Kingdom         100% Cornerstone International       Insurance company
 LTD                                                         Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD  Australia              100% AEGON DMS Holding B.V.          Holding company

JCPenney Direct Service Asia          Australia              100% JCPenney Direct Asia Pacific    Operations company
 Pacific Pty LTD                                             Pty LTD

JCPenney Insurance Marketing Asia     Australia              100% JcPenney Direct Asia Pacific    Marketing company
 Pacific Pty LTD                                             Pty LTD

Short Hills Management Company        New Jersey             100% AEGON U.S. Holding Corporation  Insurance Agent

COPRA Reinsurance Company             New York               100% AEGON U.S.                      Reinsurance
                                                             Holding Corporation

AEGON Management Company              Indiana                100% AEGON U.S.                      Insurance holding
                                                             Holding Corporation                  company

AEGON U.S. Corporation                Iowa                   100% AEGON U.S. Holding Corporation  Holding company

Transamerica Corporation ("TAC")      Delaware               100% AEGON NV                        Major interest in
                                                                                                  insurance and finance

AEGON Funding Corp. II                Delaware               100% TAC                             Commercial paper
                                                                                                  insurance

Transamerica Pacific Insurance        Hawaii                 100% TAC                             Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.               Delaware               100% TFC                             Investments

Terrapoint, LLC                       Delaware               50% TREIC Enterprises, Inc.          Data Processing

ARC Reinsurance Corporation           Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Inter-America Corporation             California             100% Transamerica Corp.              Insurance Broker

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Pyramid Insurance Company, Ltd.       Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.      Delaware               100% Transamerica Corp.              Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.              Delaware               100% Transamerica Corp.              Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)     Oregon                 100% Transamerica Corp.              Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.            Delaware               100% Transamerica Corp.              Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

Transamerica Public Finance, LLC      Delaware               70% TCFCI, 30% TFC                   Finance

TFC Properties, Inc.                  Delaware               100% Transamerica Finance Corp.      Holding Company

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.F., Inc.

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.J., Inc.

TA Leasing Holding Co., Inc.          Delaware               100% Transamerica Finance Corp.      Holding company

Trans Ocean Ltd.                      Delaware               100% TA Leasing Holding Co. Inc.     Holding company

Trans Ocean Container Corp. ("TOCC")  Delaware               100% Trans Ocean Ltd.                Intermodal leasing

SpaceWise Inc.                        Delaware               100% TOCC                            Intermodal leasing

Trans Ocean Container Finance Corp.   Delaware               100% TOL                             Intermodal leasing

Trans Ocean Leasing Deutschland GmbH  Germany                100% TOCC                            Intermodal leasing

Trans Ocean Leasing PTY Ltd.          Austria                100% TOCC                            Intermodal leasing

Trans Ocean Management S.A.           Switzerland            100% TOCC                            Intermodal leasing

Trans Ocean Regional Corporate        California             100% TOCC                            Holding company
 Holdings

Trans Ocean Tank Services Corp.       Delaware               100% TOCC                            Intermodal leasing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Leasing Inc.             Delaware               100% TA Leasing Holding Co.          Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings Inc.    Delaware               100% Transamerica Leasing Inc.       Holding company
 ("TLHI")

Greybox Logistics Services Inc.       Delaware               100% TLHI                            Intermodal leasing

Greybox L.L.C. ("G")                  Delaware               100% TLHI                            Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer Leasing S.N.C.   France                 100% Greybox L.L.C.                  Leasing

Greybox Services Limited              U.K.                   100% TLHI                            Intermodal leasing

Intermodal Equipment, Inc.            Delaware               100% TLHI                            Intermodal leasing

Transamerica Leasing N.V.             Belg.                  100% Intermodal Equipment Inc.       Leasing

Transamerica Leasing SRL              Italy                  100% Intermodal Equipment Inc.       Leasing

Transamerica Distribution Services,   Delaware               100% TLHI                            Dormant
 Inc.

Transamerica Leasing Coordination     Belg.                  100% TLHI                            Leasing
 Center

Transamerica Leasing do Brasil Ltda.  Braz.                  100% TLHI                            Container Leasing

Transamerica Leasing GmbH             Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing Sp.      Poland                 100% TLHI                            Leasing
 z.o.o

Transamerica Leasing Limited          U.K.                   100% TLHI                            Leasing

ICS Terminals (UK) Limited            U.K.                   100% Transamerica Leasing Limited    Leasing

Transamerica Leasing Pty. Ltd.        Australia              100% TLHI                            Leasing

Transamerica Leasing (Canada) Inc.    Canada                 100% TLHI                            Leasing

Transamerica Leasing (HK) Ltd.        H.K.                   100% TLHI                            Leasing

Transamerica Leasing (Proprietary)    S. Africa              100% TLHI                            In Liquidation -
 Limited                                                                                          Intermodal leasing

Transamerica Trailer Holdings I Inc.  Delaware               100% TLHI                            Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Trailer Holdings II      Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Holdings III     Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Leasing AB       Swed.                  100% TLHI                            Leasing

Transamerica Trailer Leasing AG       Switzerland            100% TLHI                            Leasing

Transamerica Trailer Leasing A/S +    Denmark                100% TLHI                            Leasing
 C66

Transamerica Trailer Leasing GmbH     Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing          Belgium                100% TLHI                            Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing          Netherlands            100% TLHI                            Leasing
 (Netherlands) B.V.

Transamerica Alquiler de Trailer      Spain                  100% TLHI                            Leasing
 Spain S.L.

Transamerica Transport Inc.           New Jersey             100% TLHI                            Dormant

Transamerica Commercial Finance       Delaware               100% Transamerica Finance Corp.      Holding company
 Corporation, I ("TCFCI")

Transamerica Equipment Financial      Delaware               100% TCFCI                           Investment in Various
 Services Corporation                                                                             equipment leases and
                                                                                                  loans

BWAC Credit Corporation               Delaware               100% TCFCI                           Inactive

BWAC International Corporation        Delaware               100% TCFCI                           Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                     Delaware               100% TCFCI                           Holding company

TIFCO Lending Corporation             Illinois               100% BWAC Twelve, Inc.               General financing

Transamerica Insurance Finance        Maryland               100% BWAC Twelve, Inc.               Insurance premium
 Corporation ("TIFC")                                                                             financing

Transamerica Insurance Finance        California             100% TIFC                            Insurance premium
 Corporation, California

Transamerica Insurance Finance        Maryland               100% TIFC                            Insurance premium
 Company (Europe)

Transamerica Insurance Finance        Ontario                100% TIFC                            Insurance premium
 Corporation, Canada                                                                              financing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
T Holdings, Inc.                      DE                     100% TCFCI                           Holding Company

M Credit, Inc.                        Delaware               100% TCFCI                           Commercial lending

Transamerica Mezzanine Financing,     Delaware               100% T Holdings, Inc.                Holding company
 Inc.

Bay Capital Corporation               Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Coast Funding Corporation             Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Transamerica Small Business           Delaware               100% M Credit, Inc.                  Holding company
 Capital, Inc. ("TSBC")

Emergent Business Capital Holdings,   Delaware               100% TSBC                            Dormant
 Inc.

Gulf Capital Corporation              Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Direct Capital Equity Investment,     Delaware               100% M Credit, Inc.                  Small business loans
 Inc.

TA Air East, Corp.                    Delaware               100% TEFSC                           Special purpose
                                                                                                  corporation

TA Air I, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air II, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air III, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air IV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air V, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Air IX, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air X, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 803 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 400 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 429/448 Corp.   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 630 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Steel I, LLC                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 24245/24246     Delaware               100% TEFS                            Special purpose
 Corp.                                                                                            corporation

TA Heli I, Inc.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Marine I, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine II, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine V, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine III, Corp.                  Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.        Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TBC I, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Facta, LLP                            Delaware               100% TBC I, Inc.                     Commercial finance

TBC III, Inc.                         Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transcap Trade Finance                Delaware               100% TBC III, Inc.                   Commercial finance

TBC IV, Inc.                          Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transamerica Commercial Real Estate   Delaware               100% T Holdings, Inc.                Bridge financing
 Finance, LLC

TBC V, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Breakthrough Funding LLP              Delaware               100% TBC V, Inc.                     Commercial finance

TBC Tax I, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TBC Tax V, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VI, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                    Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

The Plain Company                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Distribution Finance     Delaware               100% TCFCI                           Holding company
 Corporation ("TDFC")

Transamerica Accounts Holding Corp.   Delaware               100% TDFC                            Holding company

ARS Funding Corporation               Delaware               100% Transamerica Accounts Holding   Dormant
                                                             Corporation

Transamerica Commercial Finance       Delaware               100% TIFC                            Finance company
 Corporation ("TCFC")

Transamerica Acquisition              Canada                 100% TCFCC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance     Delaware               100% TCFC                            Commercial Finance
 Corporation - Overseas, Inc.
 ("TDFOI")

TDF Mauritius Limited                 Mauritius              100% TDFOI                           Mauritius holding
                                                                                                  company

Transamerica Apple Distribution       India                  69.94% TDF-Mauritius, Limited        Transamerica
 Finance Public Limited                                                                           Distribution Finance
                                                                                                  Joint Venture

Inventory Funding Trust               Delaware               100% TCFC                            Delaware Business Trust

Inventory Funding Company, LLC        Delaware               100% Inventory Funding Trust         Holding company

TCF Asset Management Corporation      Colorado               100% TCFC                            A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Distribution Finance     Illinois               100% TCFC                            Special purpose
 Insurance Services, Inc.                                                                         corporation

Transamerica Distribution Finance     Mexico                 99% TCFC                             Inactive
 Factorje S.A. DE C.V.

Transamerica Joint Ventures, Inc.     Delaware               100% TCFC                            Holding company

Amana Finance                         Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

American Standard Financial Services  Illinois               50% Transamerica Joint Ventures,     Finance
                                                             Inc.

Penske Financial Services LLC         Delaware               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Polaris Acceptance                    Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Transamerica Inventory Finance        Delaware               100% TDFC                            Holding company
 Corporation ("TIFC")

Transamerica GmbH, Inc.               Delaware               100% TIFC                            Holding company

Transamerica                          Netherlands            100% Trans. GmbH, Inc.               Commercial lending in
 Fincieringsmaatschappij B.V.                                                                     Europe

BWAC Seventeen, Inc.                  Delaware               100% TIFC                            Holding company

Transamerica Commercial Finance       Ontario                100% BWAC Seventeen, Inc.            Dormant
 Canada, Limited

Transamerica Commercial Finance       Canada                 100% BWAC Seventeen, Inc.            Commercial finance
 Corporation, Canada

Cantrex Group Inc.                    Quebec                 76% TACC                             Buying group and retail
                                                                                                  merchant services

2953-9087 Quebec Inc.                 Quebec                 100% Cantrex Group, Inc.             Dormant

Corbeil Electrique, Inc.              Quebec                 100% Cantrex Group, Inc.             Dormant

Prestex Marketing, Inc.               Quebec                 100% Cantrex Group, Inc.             Dormant

BWAC Twenty-One, Inc.                 Delaware               100% TIFC                            Holding company

ODBH Ltd/Harley Davidson Acceptance   United Kingdom         100% BWAC Twenty-One, Inc.           Finance

Transamerica Technology Services      United Kingdom         100% TCFL                            Inactive
 Limited

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Commercial Finance       U.K.                   100% Transamerica Commercial         Commercial lending
 Limited ("TCFL")                                            Holdings Limited

TDF Credit Insurance Services         U.K.                   100% TCFL                            Credit insurance
 Limited                                                                                          brokerage

Whirlpool Financial Corporation       Poland                 100% TCFL                            Inactive - commercial
 Polska Spozoo                                                                                    finance

Transamerica Commercial Holdings      U.K.                   33% BWAC Twenty-One Inc.             Holding company
 Limited

Transamerica Trailer Leasing Limited  New York               100% Transamerica Commercial         Special purpose
                                                             Holdings Limited                     corporation

Transamerica Distribution Capital     Spain                  100% Transamerica Commercial         Inactive
 Services, Iberica                                           Holdings Limited

Transamerica Commercial Finance       France                 100% TIFC                            Factoring company
 France S.A.

Transamerica GmbH                     Frankfurt, Germany     100% GmbH                            Commercial lending in
                                                                                                  Germany

Transamerica Retail Financial         Delaware               100% TDFC                            Provides retail
 Services Corporation ("TRFSC")                                                                   financing

Transamerica Bank, NA                 Delaware               100% TRFSC                           Bank

Transamerica Consumer Finance         Delaware               100% TRFSC                           Consumer finance
 Holding Company ("TCFHC")                                                                        holding company

Transamerica Mortgage Company         Delaware               100% TCFHC                           Consumer mortgages

Transamerica Consumer Mortgage        Delaware               100% TCFHC                           Securitization company
 Receivables Company

Metropolitan Mortgage Company         Florida                100% TCFHC                           Consumer mortgages

First Florida Appraisal Services,     Florida                100% Metropolitan Mtg. Co.           Appraisal and
 Inc.                                                                                             inspection services

First Georgia Appraisal Services,     Georgia                100% First FL App. Srvc, Inc.        Appraisal services
 Inc.

Freedom Tax Services, Inc.            Florida                100%. Metropolitan Mtg. Co.          Property tax
                                                                                                  information services

J.J. & W. Advertising, Inc.           Florida                100% Metropolitan Mtg. Co.           Advertising and
                                                                                                  marketing services

J.J. & W. Realty Services, Inc.       Florida                100% Metropolitan Mtg. Co.           To hold problem REO
                                                                                                  properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Liberty Mortgage Company of  Ft.      Florida                100% Metropolitan Mtg. Co.           No active business/Name
 Myers, Inc.                                                                                      holding only

Metropolis Mortgage Company           Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Perfect Mortgage Company              Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial         Delaware               100% TDFC                            Provides commercial
 Service Corporation                                                                              leasing

Transamerica Distribution Finance     Mexico                 99% TCFC                             Holding company in
 Corporation de Mexico S. de R.L.                                                                 Mexican subsidiaries
 de C.V.

TDF de Mexico S. de R.L. de C.V.      Mexico                 99% TDFC Mex                         Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services De    Mexico                 99% TDFC Mex                         Holds employees
 Mexico S. de R.L. de CV

Transamerica Distribution Finance     Mexico                 99% TCFC                             Finance company
 Factorje S.A. de C.V.

Transamerica Distribution Finance     Illinois               100% TCFC                            Finance company
 Insurance Services, Inc.

Transamerica Flood Hazard             Delaware               100% TFC                             Flood Zone
 Certification, Inc.                                                                              certification service

Transamerica Home Loan                California             100% TFC                             Consumer mortgages

Transamerica Lending Company          Delaware               100% TFC                             In liquidation - lending

Transamerica Public Finance, LLC      Delaware               70% TFC                              Financial Services

Transamerica Financial Products,      California             100% Transamerica Corp.              Investments
 Inc.

Transamerica Insurance Corporation    Iowa                   100% TIHI                            Holding company
 ("TIC")

Plaza Insurance Sales Inc.            California             100% TIC                             Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.           California             100% TIC                             Retail sale of
                                                                                                  investment advisory
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Annuity Services Corp.   New Mexico             100% TIC                             Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial Advisors,      Delaware               100% TIC                             Retail sale of
 Inc.                                                                                             securities products

Financial Resources Insurance         Texas                  100% Transamerica Fin. Adv.          Retail sale of
 Agency of Texas                                                                                  securities products

TBK Insurance Agency of Ohio, Inc.    Ohio                   100% Transamerica Fin Adv.           Variable insurance
                                                                                                  contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources      Alabama                100% Transamerica Fin. Adv.          Insurance agent & broker
 Agency of Alabama, Inc.

Transamerica Financial Resources      Massachusetts          100% Transamerica Fin. Adv.          Insurance agent & broker
 Ins. Agency of Massachusetts, Inc.

Transamerica International            Delaware               100% TIC                             Holding & administering
 Insurance Services, Inc. ("TIISI")                                                               foreign operations

AEGON Canada Inc. ("ACI")             Canada                 100% TIHI                            Holding company

Transamerica Life Canada              Canada                 100% ACI                             Life insurance company

Home Loans and Finance Ltd.           U.K.                   100% TIISI                           Inactive

Transamerica Occidental Life          Iowa                   100% TIC                             Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company                California             100% TOLIC                           Real estate development

Transamerica China Investments        Hong Kong              99% TOLIC                            Holding company
 Holdings Limited

Transamerica Life Insurance and       N. Carolina            100% TOLIC                           Life insurance
 Annuity Company ("TALIAC")

Transamerica Assurance Company        Missouri               100% TALIAC                          Life and disability
                                                                                                  insurance

Gemini Investments, Inc.              Delaware               100% TALIAC                          Investment subsidiary

Transamerica Life Insurance Company   New York               100% TOLIC                           Insurance sales
 of New York

Transamerica South Park Resources,    Delaware               100% TOLIC                           Market analysis
 Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Variable Insurance Fund  Maryland               100% TOLIC                           Mutual Fund

USA Administration Services, Inc.     Kansas                 100% TOLIC                           Third party
                                                                                                  administrator

Transamerica Products, Inc. ("TPI")   California             100% TIC                             Holding company

Transamerica Products I, Inc.         California             100% TPI                             Co-general partner

Transamerica Securities Sales Corp.   Maryland               100% TIC                             Life insurance sales

Transamerica Service Company          Delaware               100% TIC                             Passive loss tax service

Transamerica International RE         Bermuda                100% TAC                             Reinsurance
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.        Delaware               100% TFC                             Real estate information
                                                                                                  and technology services

Transamerica International            Delaware               100% TAC                             Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment Services,     Delaware               100% TAC                             Investment adviser
 Inc. ("TISI")

Transamerica Income Shares, Inc.      Maryland               100% TISI                            Mutual fund

Transamerica Real Estate Tax          Delaware               100% TFC                             Real estate tax
 Service, Inc.                                                                                    reporting and
                                                                                                  processing services

Transamerica Realty Services, Inc.    Delaware               100% TAC                             Real estate investments
 ("TRS")

Bankers Mortgage Company of CA        California             100% TRS                             Investment management

Pyramid Investment Corporation        Delaware               100% TRS                             Real estate company

The Gilwell Company                   California             100% TRS                             Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing,      California             100% TRS                             General partner LHTC
 Inc.                                                                                             Partnership

Transamerica Minerals Company         California             100% TRS                             Owner and lessor of oil
                                                                                                  and gas properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Oakmont Corporation      California             100% TRS                             General partner
                                                                                                  retirement properties

Auto Funding Services, LLC            Delaware               100% TBCC                            Commercial lending

TBCC Funding II, L.L.C.               Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

Private Label Funding LLC             Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

TBCC Funding Trust II                 Delaware               100% TCFCI                           Trust

TBCC Funding I, L.L.C.                Delaware               100% TBCC Funding I, LLC             Special purpose
                                                                                                  corporation

TBCC Funding Trust I                  Delaware               100% TCFCI                           Trust

Direct Capital Partners, LLC          Delaware               Various members                      Investment banking

Inland Water Transportation LLC       Delaware               100% Direct Capital Partners, L.P.   Finance barges

Direct Capital Partners, L.P.         Delaware               100% Direct Capital Partners, LLC    Investment banking

Transamerica Business Capital         Delaware               100% TCFCI                           Commercial lending
 Corporation

Transamerica Technology Finance       Delaware               100% TCFCI                           Commercial lending
 Corporation

Item 27. Number of Certificate Owners


As of December 31, 2001 there were 29,369 Owners of Contracts.


Item 28.  Indemnification

          The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be goverened by the final adjudication of such issue.

Item 29.  Principal Underwriter



AFSG Securities Corporation
4333 Edgewood Road N.E.
Cedar Rapids, IA 52499-0001

The directors and officers of AFSG Securities Corporation are as follows/(5)/:

Larry N. Norman                           Anne Spaes
Director and President                    Director and Vice President

Lisa Wachanedorf                         Darin Smith
Director, Vice President and              Vice President and
Chief Compliance Officer                  Assistant Secretary

Thomas R. Moriarty                        Emily Bates
Vice President                            Assistant Treasurer

Priscilla Hechler                         Clifton Flenniken
Assistant Vice President and              Assistant Treasurer
Assistant Secretary

Teresa Stolba
Assistant Compliance Officer


/(5)/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Prior to May 1, 2002, Transamerica Securities Sales Corporation ("TSSC") and Transamerica Financial Resources ("TFR") were co-principal underwriters of the contracts. TSSC and TFR received $15,913,242.07, $40,610,303.26 and $17,147,205.77 from the Registrant for the years ending December 31, 2001, December 31, 2000 and December 31, 1999 respectively, for its services in distributing the policies. No other commission or compensation was received by TSSC or TFR, directly or indirectly, from the Registrant during the fiscal year. As of May 1, 2002, AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts.






AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.


AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B. These accounts are separate accounts of AUSA Life Insurance Company, Inc.


AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.


AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.


AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.


AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.

Item 30. Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Transamerica or the Service Office at their administrative offices.

Item 31. Management Services

All management contracts are discussed in Parts A or B.

Items 32. Undertakings

 (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

 (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

 (d) Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(i) and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on
      Section 403(b) policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

 (e) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on this 26th day of April, 2002.


                                        SEPARATE ACCOUNT VA-2L

                                        TRANSAMERICA OCCIDENTAL
                                        LIFE INSURANCE COMPANY
                                        (DEPOSITOR)


                                              /s/ Frank A. Camp
                                        ---------------------------------
                                        Frank A. Camp
                                        Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signatures                       Titles                                          Date
----------                       ------                                          ----
                       *         Director                                        _____________, 2002
------------------------
Patrick S. Baird

                       *         Director                                        _____________, 2002
------------------------
Brenda K. Clancy

                       *         Director                                        _____________, 2002
------------------------
Douglas C. Kolsrud

                       *         Director                                        _____________, 2002
------------------------
Craig D. Vermie

                       *         Director and President                          _____________, 2002
------------------------
Ron F. Wagley

                       *         Chief Financial Officer and                     _____________, 2002
------------------------         Senior Vice President
Bruce Clark

    /s/ Frank A. Camp            Attorney -in-Fact pursuant to powers of              April 26, 2002
------------------------         attorney filed herewith, and in his own
*By:  Frank A. Camp              capacity as Vice President.

                                                                Registration No.
                                                                        33-49998


                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                     DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

                                _______________

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.     Description of Exhibit                                Page No.*
-----------     ----------------------                                ---------

(3)(n)          Form of Amendment to Principal Underwriting
                Agreement

(8)(k)(3) Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company

(10)(a)         Consent of Independent Auditors

(10)(b)         Opinion and Consent of Actuary





__________________________

* Page numbers included only in manually executed original.